UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 20 series of Wells Fargo Funds Trust have a February 28 fiscal year end:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, Wells Fargo Dow Jones Target 2060 Fund, Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, and Wells Fargo U.S. Core Bond Fund.

The following 9 series of Wells Fargo Funds Trust have an August 31 fiscal year end:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: May 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo Target Today Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.14%

Affiliated Master Portfolios : 100.14%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$38,748,302
Wells Fargo Emerging Markets Bond Portfolio		3,280,625
Wells Fargo Factor Enhanced Emerging Markets Portfolio		2,446,721
Wells Fargo Factor Enhanced International Portfolio		8,196,299
Wells Fargo Factor Enhanced Large Cap Portfolio		15,887,207
Wells Fargo Factor Enhanced Small Cap Portfolio		4,012,535
Wells Fargo High Yield Corporate Bond Portfolio		3,280,601
Wells Fargo Investment Grade Corporate Bond Portfolio		20,130,943
Wells Fargo Strategic Retirement Bond Portfolio		13,085,089
Wells Fargo U.S. REIT Portfolio		2,849,363

Total Investment Companies (Cost $108,517,021)		111,917,685

Total investments in securities (Cost $108,517,021)	100.14%	111,917,685

Other assets and liabilities, net	(0.14)	(154,171)

Total net assets	100.00%	$111,763,514

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.29%	4.16%	$38,748,302
Wells Fargo Emerging Markets Bond Portfolio	5.00	4.87	3,280,625
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.77	0.76	2,446,721
Wells Fargo Factor Enhanced International Portfolio	0.82	0.78	8,196,299
Wells Fargo Factor Enhanced Large Cap Portfolio	0.95	0.89	15,887,207
Wells Fargo Factor Enhanced Small Cap Portfolio	0.98	0.92	4,012,535
Wells Fargo High Yield Corporate Bond Portfolio	2.87	2.75	3,280,601
Wells Fargo Investment Grade Corporate Bond Portfolio	4.96	4.83	20,130,943
Wells Fargo Strategic Retirement Bond Portfolio	11.79	11.64	13,085,089
Wells Fargo U.S. REIT Portfolio	4.72	4.47	2,849,363

			$111,917,685	100.14%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $111,917,685, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenfses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2010 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.08%

Affiliated Master Portfolios : 100.08%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$38,388,866
Wells Fargo Emerging Markets Bond Portfolio		3,243,131
Wells Fargo Factor Enhanced Emerging Markets Portfolio		2,782,576
Wells Fargo Factor Enhanced International Portfolio		9,322,991
Wells Fargo Factor Enhanced Large Cap Portfolio		18,102,849
Wells Fargo Factor Enhanced Small Cap Portfolio		4,581,501
Wells Fargo High Yield Corporate Bond Portfolio		3,236,048
Wells Fargo Investment Grade Corporate Bond Portfolio		19,950,021
Wells Fargo Strategic Retirement Bond Portfolio		12,948,308
Wells Fargo U.S. REIT Portfolio		3,216,057

Total Investment Companies (Cost $97,373,218)		115,772,348

Total investments in securities (Cost $97,373,218)	100.08%	115,772,348

Other assets and liabilities, net	(0.08)	(88,428)

Total net assets	100.00%	$115,683,920

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.64%	4.12%	$38,388,866
Wells Fargo Emerging Markets Bond Portfolio	5.40	4.81	3,243,131
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.94	0.86	2,782,576
Wells Fargo Factor Enhanced International Portfolio	1.00	0.89	9,322,991
Wells Fargo Factor Enhanced Large Cap Portfolio	1.15	1.02	18,102,849
Wells Fargo Factor Enhanced Small Cap Portfolio	1.20	1.05	4,581,501
Wells Fargo High Yield Corporate Bond Portfolio	3.10	2.71	3,236,048
Wells Fargo Investment Grade Corporate Bond Portfolio	5.36	4.79	19,950,021
Wells Fargo Strategic Retirement Bond Portfolio	12.75	11.52	12,948,308
Wells Fargo U.S. REIT Portfolio	5.76	5.05	3,216,057

			$115,772,348	100.08%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $115,772,348, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.08%

Affiliated Master Portfolios : 100.08%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$46,649,799
Wells Fargo Emerging Markets Bond Portfolio		3,950,896
Wells Fargo Factor Enhanced Emerging Markets Portfolio		4,100,910
Wells Fargo Factor Enhanced International Portfolio		14,150,428
Wells Fargo Factor Enhanced Large Cap Portfolio		27,619,330
Wells Fargo Factor Enhanced Small Cap Portfolio		6,970,461
Wells Fargo High Yield Corporate Bond Portfolio		3,952,004
Wells Fargo Investment Grade Corporate Bond Portfolio		24,256,843
Wells Fargo Strategic Retirement Bond Portfolio		15,780,483
Wells Fargo U.S. REIT Portfolio		4,894,797

Total Investment Companies (Cost $141,643,972)		152,325,951

Total investments in securities (Cost $141,643,972)	100.08%	152,325,951

Other assets and liabilities, net	(0.08)	(117,834)

Total net assets	100.00%	$152,208,117

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.94%	5.01%	$46,649,799
Wells Fargo Emerging Markets Bond Portfolio	5.74	5.86	3,950,896
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.26	1.27	4,100,910
Wells Fargo Factor Enhanced International Portfolio	1.34	1.35	14,150,428
Wells Fargo Factor Enhanced Large Cap Portfolio	1.55	1.55	27,619,330
Wells Fargo Factor Enhanced Small Cap Portfolio	1.60	1.59	6,970,461
Wells Fargo High Yield Corporate Bond Portfolio	3.30	3.31	3,952,004
Wells Fargo Investment Grade Corporate Bond Portfolio	5.71	5.82	24,256,843
Wells Fargo Strategic Retirement Bond Portfolio	13.57	14.04	15,780,483
Wells Fargo U.S. REIT Portfolio	7.72	7.69	4,894,797

			$152,325,951	100.08%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $152,325,951, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.21%

Affiliated Master Portfolios : 100.21%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$214,537,391
Wells Fargo Emerging Markets Bond Portfolio		18,045,389
Wells Fargo Factor Enhanced Emerging Markets Portfolio		25,811,889
Wells Fargo Factor Enhanced International Portfolio		90,125,548
Wells Fargo Factor Enhanced Large Cap Portfolio		170,712,745
Wells Fargo Factor Enhanced Small Cap Portfolio		43,473,363
Wells Fargo High Yield Corporate Bond Portfolio		18,062,830
Wells Fargo Investment Grade Corporate Bond Portfolio		111,415,848
Wells Fargo Strategic Retirement Bond Portfolio		53,961,305
Wells Fargo U.S. REIT Portfolio		22,078,714

Total Investment Companies (Cost $715,773,684)		768,225,022

Total investments in securities (Cost $715,773,684)	100.21%	768,225,022

Other assets and liabilities, net	(0.21)	(1,610,574)

Total net assets	100.00%	$766,614,448

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	23.29%	23.03%	$214,537,391
Wells Fargo Emerging Markets Bond Portfolio	26.96	26.77	18,045,389
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.15	8.00	25,811,889
Wells Fargo Factor Enhanced International Portfolio	8.68	8.59	90,125,548
Wells Fargo Factor Enhanced Large Cap Portfolio	9.72	9.61	170,712,745
Wells Fargo Factor Enhanced Small Cap Portfolio	10.19	9.95	43,473,363
Wells Fargo High Yield Corporate Bond Portfolio	15.50	15.14	18,062,830
Wells Fargo Investment Grade Corporate Bond Portfolio	26.91	26.75	111,415,848
Wells Fargo Strategic Retirement Bond Portfolio	47.61	48.00	53,961,305
Wells Fargo U.S. REIT Portfolio	35.62	34.67	22,078,714

			$768,225,022	100.21%

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $768,225,022, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.11%

Affiliated Master Portfolios : 100.11%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$104,177,600
Wells Fargo Emerging Markets Bond Portfolio		8,727,296
Wells Fargo Factor Enhanced Emerging Markets Portfolio		18,548,927
Wells Fargo Factor Enhanced International Portfolio		64,894,736
Wells Fargo Factor Enhanced Large Cap Portfolio		118,408,707
Wells Fargo Factor Enhanced Small Cap Portfolio		30,364,251
Wells Fargo High Yield Corporate Bond Portfolio		8,740,635
Wells Fargo Investment Grade Corporate Bond Portfolio		54,136,083
Wells Fargo Strategic Retirement Bond Portfolio		11,960,877
Wells Fargo U.S. REIT Portfolio		6,951,013

Total Investment Companies (Cost $405,855,035)		426,910,125

Total investments in securities (Cost $405,855,035)	100.11%	426,910,125

Other assets and liabilities, net	(0.11)	(462,374)

Total net assets	100.00%	$426,447,751

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.88%	11.19%	$104,177,600
Wells Fargo Emerging Markets Bond Portfolio	12.55	12.95	8,727,296
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.71	5.75	18,548,927
Wells Fargo Factor Enhanced International Portfolio	6.08	6.19	64,894,736
Wells Fargo Factor Enhanced Large Cap Portfolio	6.53	6.66	118,408,707
Wells Fargo Factor Enhanced Small Cap Portfolio	6.79	6.95	30,364,251
Wells Fargo High Yield Corporate Bond Portfolio	7.21	7.32	8,740,635
Wells Fargo Investment Grade Corporate Bond Portfolio	12.58	13.00	54,136,083
Wells Fargo Strategic Retirement Bond Portfolio	10.14	10.64	11,960,877
Wells Fargo U.S. REIT Portfolio	10.98	10.91	6,951,013

			$426,910,125	100.11%

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $426,910,125, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.10%

Affiliated Master Portfolios : 100.10%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$174,331,968
Wells Fargo Emerging Markets Bond Portfolio		14,628,443
Wells Fargo Factor Enhanced Emerging Markets Portfolio		46,613,633
Wells Fargo Factor Enhanced International Portfolio		165,731,054
Wells Fargo Factor Enhanced Large Cap Portfolio		289,002,909
Wells Fargo Factor Enhanced Small Cap Portfolio		74,025,846
Wells Fargo High Yield Corporate Bond Portfolio		14,689,081
Wells Fargo Investment Grade Corporate Bond Portfolio		90,636,602
Wells Fargo Strategic Retirement Bond Portfolio		4,693,163
Wells Fargo U.S. REIT Portfolio		3,558,265

Total Investment Companies (Cost $817,735,036)		877,910,964

Total investments in securities (Cost $817,735,036)	100.10%	877,910,964

Other assets and liabilities, net	(0.10)	(854,772)

Total net assets	100.00%	$877,056,192

Abbreviations:

REIT	Real estate investment trust

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.95%	18.72%	$174,331,968
Wells Fargo Emerging Markets Bond Portfolio	21.80	21.70	14,628,443
Wells Fargo Factor Enhanced Emerging Markets Portfolio	14.99	14.44	46,613,633
Wells Fargo Factor Enhanced International Portfolio	16.07	15.80	165,731,054
Wells Fargo Factor Enhanced Large Cap Portfolio	16.49	16.27	289,002,909
Wells Fargo Factor Enhanced Small Cap Portfolio	17.18	16.94	74,025,846
Wells Fargo High Yield Corporate Bond Portfolio	12.53	12.31	14,689,081
Wells Fargo Investment Grade Corporate Bond Portfolio	21.91	21.76	90,636,602
Wells Fargo Strategic Retirement Bond Portfolio	4.14	4.17	4,693,163
Wells Fargo U.S. REIT Portfolio	5.78	5.59	3,558,265

			$877,910,964	100.10%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $877,910,964, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.05%

Affiliated Master Portfolios : 100.05%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$57,684,290
Wells Fargo Emerging Markets Bond Portfolio		4,839,306
Wells Fargo Factor Enhanced Emerging Markets Portfolio		25,932,121
Wells Fargo Factor Enhanced International Portfolio		89,863,192
Wells Fargo Factor Enhanced Large Cap Portfolio		150,732,959
Wells Fargo Factor Enhanced Small Cap Portfolio		38,728,910
Wells Fargo High Yield Corporate Bond Portfolio		4,823,254
Wells Fargo Investment Grade Corporate Bond Portfolio		29,951,167

Total Investment Companies (Cost $379,684,777)		402,555,199

Total investments in securities (Cost $379,684,777)	100.05%	402,555,199

Other assets and liabilities, net	(0.05)	(191,288)

Total net assets	100.00%	$402,363,911

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.99%	14.33%	$57,684,290
Wells Fargo Emerging Markets Bond Portfolio	6.91	1.20	4,839,306
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.89	6.44	25,932,121
Wells Fargo Factor Enhanced International Portfolio	8.45	22.32	89,863,192
Wells Fargo Factor Enhanced Large Cap Portfolio	8.35	37.45	150,732,959
Wells Fargo Factor Enhanced Small Cap Portfolio	8.62	9.62	38,728,910
Wells Fargo High Yield Corporate Bond Portfolio	3.97	1.20	4,823,254
Wells Fargo Investment Grade Corporate Bond Portfolio	6.92	7.44	29,951,167

			$402,555,199	100.05%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $402,555,199, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.15%

Affiliated Master Portfolios : 100.15%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$77,478,971
Wells Fargo Emerging Markets Bond Portfolio		6,513,307
Wells Fargo Factor Enhanced Emerging Markets Portfolio		54,228,644
Wells Fargo Factor Enhanced International Portfolio		191,548,837
Wells Fargo Factor Enhanced Large Cap Portfolio		311,337,395
Wells Fargo Factor Enhanced Small Cap Portfolio		79,646,244
Wells Fargo High Yield Corporate Bond Portfolio		6,520,168
Wells Fargo Investment Grade Corporate Bond Portfolio		40,230,410

Total Investment Companies (Cost $710,067,188)		767,503,976

Total investments in securities (Cost $710,067,188)	100.15%	767,503,976

Other assets and liabilities, net	(0.15)	(1,127,319)

Total net assets	100.00%	$766,376,657

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.29%	10.09%	$77,478,971
Wells Fargo Emerging Markets Bond Portfolio	9.57	0.85	6,513,307
Wells Fargo Factor Enhanced Emerging Markets Portfolio	17.25	7.07	54,228,644
Wells Fargo Factor Enhanced International Portfolio	18.39	24.96	191,548,837
Wells Fargo Factor Enhanced Large Cap Portfolio	17.62	40.56	311,337,395
Wells Fargo Factor Enhanced Small Cap Portfolio	18.26	10.38	79,646,244
Wells Fargo High Yield Corporate Bond Portfolio	5.50	0.85	6,520,168
Wells Fargo Investment Grade Corporate Bond Portfolio	9.58	5.24	40,230,410

			$767,503,976	100.15%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in multiple diversified master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $767,503,976, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.01%

Affiliated Master Portfolios : 100.01%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$18,284,748
Wells Fargo Emerging Markets Bond Portfolio		1,540,070
Wells Fargo Factor Enhanced Emerging Markets Portfolio		20,527,760
Wells Fargo Factor Enhanced International Portfolio		68,990,132
Wells Fargo Factor Enhanced Large Cap Portfolio		109,624,958
Wells Fargo Factor Enhanced Small Cap Portfolio		28,274,000
Wells Fargo High Yield Corporate Bond Portfolio		1,526,965
Wells Fargo Investment Grade Corporate Bond Portfolio		9,493,912

Total Investment Companies (Cost $244,110,401)		258,262,545

Total investments in securities (Cost $244,110,401)	100.01%	258,262,545

Other assets and liabilities, net	(0.01)	(32,631)

Total net assets	100.00%	$258,229,914

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.95%	1.96%	$18,284,748
Wells Fargo Emerging Markets Bond Portfolio	2.25	2.28	1,540,070
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.11	6.36	20,527,760
Wells Fargo Factor Enhanced International Portfolio	6.54	6.58	68,990,132
Wells Fargo Factor Enhanced Large Cap Portfolio	6.15	6.17	109,624,958
Wells Fargo Factor Enhanced Small Cap Portfolio	6.35	6.47	28,274,000
Wells Fargo High Yield Corporate Bond Portfolio	1.29	1.28	1,526,965
Wells Fargo Investment Grade Corporate Bond Portfolio	2.25	2.28	9,493,912

			$258,262,545	100.01%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of fund that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $258,262,545, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.06%

Affiliated Master Portfolios : 100.06%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$24,841,179
Wells Fargo Emerging Markets Bond Portfolio		2,083,716
Wells Fargo Factor Enhanced Emerging Markets Portfolio		33,521,639
Wells Fargo Factor Enhanced International Portfolio		114,117,641
Wells Fargo Factor Enhanced Large Cap Portfolio		179,801,926
Wells Fargo Factor Enhanced Small Cap Portfolio		46,153,334
Wells Fargo High Yield Corporate Bond Portfolio		2,089,042
Wells Fargo Investment Grade Corporate Bond Portfolio		12,918,308

Total Investment Companies (Cost $385,902,345)		415,526,785

Total investments in securities (Cost $385,902,345)	100.06%	415,526,785

Other assets and liabilities, net	(0.06)	(240,555)

Total net assets	100.00%	$415,286,230

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.65%	5.98%	$24,841,179
Wells Fargo Emerging Markets Bond Portfolio	3.06	0.50	2,083,716
Wells Fargo Factor Enhanced Emerging Markets Portfolio	10.32	8.07	33,521,639
Wells Fargo Factor Enhanced International Portfolio	11.03	27.46	114,117,641
Wells Fargo Factor Enhanced Large Cap Portfolio	10.27	43.27	179,801,926
Wells Fargo Factor Enhanced Small Cap Portfolio	10.65	11.11	46,153,334
Wells Fargo High Yield Corporate Bond Portfolio	1.76	0.50	2,089,042
Wells Fargo Investment Grade Corporate Bond Portfolio	3.06	3.11	12,918,308

			$415,526,785	100.06%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $415,526,785, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.31%

Affiliated Master Portfolios : 100.31%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$4,956,566
Wells Fargo Emerging Markets Bond Portfolio		417,170
Wells Fargo Factor Enhanced Emerging Markets Portfolio		6,847,524
Wells Fargo Factor Enhanced International Portfolio		22,991,437
Wells Fargo Factor Enhanced Large Cap Portfolio		35,929,786
Wells Fargo Factor Enhanced Small Cap Portfolio		9,225,481
Wells Fargo High Yield Corporate Bond Portfolio		418,900
Wells Fargo Investment Grade Corporate Bond Portfolio		2,575,527

Total Investment Companies (Cost $81,237,361)		83,362,391

Total investments in securities (Cost $81,237,361)	100.31%	83,362,391

Other assets and liabilities, net	(0.31)	(258,717)

Total net assets	100.00%	$83,103,674

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.52%	0.53%	$4,956,566
Wells Fargo Emerging Markets Bond Portfolio	0.61	0.62	417,170
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.02	2.12	6,847,524
Wells Fargo Factor Enhanced International Portfolio	2.16	2.19	22,991,437
Wells Fargo Factor Enhanced Large Cap Portfolio	2.01	2.02	35,929,786
Wells Fargo Factor Enhanced Small Cap Portfolio	2.09	2.11	9,225,481
Wells Fargo High Yield Corporate Bond Portfolio	0.35	0.35	418,900
Wells Fargo Investment Grade Corporate Bond Portfolio	0.61	0.62	2,575,527

			$83,362,391	100.31%

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in multiple diversified master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $83,362,391, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 101.21%

Affiliated Master Portfolios : 101.21%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,451,684
Wells Fargo Emerging Markets Bond Portfolio		122,175
Wells Fargo Factor Enhanced Emerging Markets Portfolio		2,002,763
Wells Fargo Factor Enhanced International Portfolio		6,698,441
Wells Fargo Factor Enhanced Large Cap Portfolio		10,421,948
Wells Fargo Factor Enhanced Small Cap Portfolio		2,640,997
Wells Fargo High Yield Corporate Bond Portfolio		122,682
Wells Fargo Investment Grade Corporate Bond Portfolio		754,287

Total Investment Companies (Cost $22,222,337)		24,214,977

Total investments in securities (Cost $22,222,337)	101.21%	24,214,977

Other assets and liabilities, net	(1.21)	(290,594)

Total net assets	100.00%	$23,924,383

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	5.99%	$1,451,684
Wells Fargo Emerging Markets Bond Portfolio	0.15	0.50	122,175
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.51	8.27	2,002,763
Wells Fargo Factor Enhanced International Portfolio	0.55	27.66	6,698,441
Wells Fargo Factor Enhanced Large Cap Portfolio	0.51	43.05	10,421,948
Wells Fargo Factor Enhanced Small Cap Portfolio	0.53	10.91	2,640,997
Wells Fargo High Yield Corporate Bond Portfolio	0.09	0.51	122,682
Wells Fargo Investment Grade Corporate Bond Portfolio	0.15	3.11	754,287

			$24,214,977	101.21%

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $24,214,977, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.41%

Affiliated Master Portfolio : 99.41%

Wells Fargo Emerging Markets Bond Portfolio		$9,529

Total Investment Companies (Cost $9,958)		9,529

Total investments in securities (Cost $9,958)	99.41%	9,529

Other assets and liabilities, net	0.59	57

Total net assets	100.00%	$9,586

1

Investments In Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Markets Bond Portfolio	0.01%	0.01%	$9,529	99.41%

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $9,529 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced International Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.85%

Affiliated Master Portfolio : 99.85%
Wells Fargo Factor Enhanced International Portfolio		$10,559

Total Investment Companies (Cost $9,982)		10,559

Total investments in securities (Cost $9,982)	99.85%	10,559

Other assets and liabilities, net	0.15	16

Total net assets	100.00%	$10,575

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo Factor Enhanced International Portfolio	0.00	%*	0.00	%*	$10,559	99.85%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced International Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo Factor Enhanced International Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $10,559 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.93%

Affiliated Master Portfolio : 99.93%
Wells Fargo Factor Enhanced Large Cap Portfolio		$10,788

Total Investment Companies (Cost $8,674)		10,788

Total investments in securities (Cost $8,674)	99.93%	10,788

Other assets and liabilities, net	0.07	8

Total net assets	100.00%	$10,796

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	%*	0.00	%*	$10,788	99.93%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Large Cap Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Large Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $10,788 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.51%

Affiliated Master Portfolio : 99.51%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$10,056

Total Investment Companies (Cost $10,365)		10,056

Total investments in securities (Cost $10,365)	99.51%	10,056

Other assets and liabilities, net	0.49	50

Total net assets	100.00%	$10,106

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	%*	0.00	%*	$10,056	99.51%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Emerging Markets Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Emerging Markets Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $10,056 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.88%

Affiliated Master Portfolio : 99.88%
Wells Fargo Factor Enhanced Small Cap Portfolio		$11,579

Total Investment Companies (Cost $10,148)		11,579

Total investments in securities (Cost $10,148)	99.88%	11,579

Other assets and liabilities, net	0.12	14

Total net assets	100.00%	$11,593

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	%*	0.00	%*	$11,579	99.88%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Small Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $11,579 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.33%

Affiliated Master Portfolio : 100.33%

Wells Fargo High Yield Corporate Bond Portfolio		$9,508

Total Investment Companies (Cost $9,804)		9,508

Total investments in securities (Cost $9,804)	100.33%	9,508

Other assets and liabilities, net	(0.33)	(31)

Total net assets	100.00%	$9,477

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo High Yield Corporate Bond Portfolio	0.00	%*	0.01%	$9,508	100.33%

*	The amount owned is less than 0.005%.

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $9,508 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Government Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 98.83%

Affiliated Master Portfolio : 98.83%

Wells Fargo International Government Bond Portfolio		$9,954

Total Investment Companies (Cost $9,987)		9,954

Total investments in securities (Cost $9,987)	98.83%	9,954

Other assets and liabilities, net	1.17	118

Total net assets	100.00%	$10,072

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Government Bond Portfolio	0.10%	0.10%	$9,954	98.83%

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2018, the Fund’s investment in Wells Fargo International Government Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2018, the affiliated Master Portfolio valued at $9,954 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.89%

Affiliated Master Portfolios : 99.89%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$7,189
Wells Fargo Investment Grade Corporate Bond Portfolio		2,412

Total Investment Companies (Cost $9,892)		9,601

Total investments in securities (Cost $9,892)	99.89%	9,601

Other assets and liabilities, net	0.11	11

Total net assets	100.00%	$9,612

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00	%*	0.00	%*	$7,189
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	*	0.00	*	2,412

					$9,601	99.89%

*	The amount owned is less than 0.005%.

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests substantially all of its assets in two underlying portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a broadly diversified collection of fixed income securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

At May 31, 2018, the affiliated Master Portfolios in aggregate were valued at $9,601, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 94.35%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	2.59%	12-29-2045	$417,335	$418,307
FHLMC (1 Year Treasury Constant Maturity +0.71%) ±	1.95	4-1-2030	57,527	57,778
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	6-1-2018	418	417
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	9-1-2018	48	48
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	5-1-2019	1,717	1,710
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	1-1-2030	5,837	5,762
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	7-1-2030	149,376	147,359
FHLMC (11th District Cost of Funds +1.25%) ±	2.03	7-1-2018	78	78
FHLMC (11th District Cost of Funds +1.25%) ±	2.03	2-1-2019	1,197	1,192
FHLMC (11th District Cost of Funds +1.25%) ±	2.03	2-1-2035	184,297	182,071
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	2.03	3-15-2024	427,304	424,136
FHLMC (11th District Cost of Funds +1.36%) ±	2.11	10-1-2030	5,459	5,434
FHLMC (11th District Cost of Funds +1.44%) ±	2.17	6-1-2020	9,730	9,679
FHLMC (11th District Cost of Funds +1.50%) ±	2.28	8-1-2018	40	40
FHLMC (11th District Cost of Funds +1.76%) ±	2.51	1-1-2022	5,043	5,036
FHLMC (11th District Cost of Funds +1.25%) ±	2.61	11-1-2030	164,514	165,008
FHLMC (11th District Cost of Funds +1.88%) ±	2.63	6-1-2019	17,788	17,758
FHLMC (11th District Cost of Funds +1.89%) ±	2.64	7-1-2018	424	423
FHLMC (11th District Cost of Funds +1.87%) ±	2.68	3-1-2025	145,993	145,766
FHLMC (11th District Cost of Funds +2.02%) ±	2.77	6-1-2029	138,187	139,071
FHLMC (12 Month Treasury Average +1.90%) ±	2.86	5-1-2028	221,812	229,368
FHLMC (11th District Cost of Funds +2.25%) ±	3.00	8-1-2019	5,826	5,832
FHLMC (11th District Cost of Funds +1.53%) ±	3.03	6-1-2019	2,917	2,915
FHLMC (6 Month LIBOR +1.42%) ±	3.05	2-1-2037	6,629	6,820
FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	3.07	7-1-2030	4,179	4,163
FHLMC (11th District Cost of Funds +2.39%) ±	3.08	6-1-2021	43,183	43,404
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.17	12-1-2035	549,959	574,199
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	3.17	5-1-2035	305,060	318,423
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.19	4-1-2032	87,837	89,161
FHLMC (12 Month Treasury Average +2.46%) ±	3.23	10-1-2029	104,700	107,264
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	5-1-2032	43,235	44,869
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.24	11-1-2034	300,007	313,824
FHLMC (1 Year Treasury Constant Maturity +2.01%) ±	3.26	6-1-2020	358	357
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	3.31	6-1-2035	526,072	551,947
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.35	8-1-2033	234,091	246,154
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	10-1-2033	56,425	56,845
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	11-1-2026	70,841	72,915
FHLMC (6 Month LIBOR +1.73%) ±	3.36	6-1-2024	7,154	7,159
FHLMC (6 Month LIBOR +1.66%) ±	3.36	6-1-2037	410,658	423,046
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.37	3-1-2025	64,148	66,113
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.37	11-1-2035	1,044,286	1,104,093
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.37	7-1-2038	1,096,979	1,158,207
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.39	5-1-2020	163	163
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.39	10-1-2037	1,257,404	1,318,847
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.40	1-1-2023	26,934	28,025
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	3.42	12-1-2034	443,856	465,918
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.43	9-1-2033	192,417	202,922
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.44	7-1-2027	523,721	526,922
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.44	8-1-2033	1,500,217	1,558,875
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.45	2-1-2036	1,177,647	1,244,884
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.45	7-1-2034	150,181	158,520
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.45	8-1-2034	943,560	991,727
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.46	10-1-2033	302,131	318,676
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.47	5-1-2038	1,211,008	1,275,496
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2033	702,638	741,544
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2033	1,251,397	1,316,936
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.47	2-1-2036	679,057	710,210
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.48	10-1-2025	28,965	29,080
FHLMC (12 Month LIBOR +1.73%) ±	3.48	1-1-2035	419,110	440,813
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.48	10-1-2034	977,870	1,032,996
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.48	9-1-2033	784,820	828,859
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.48	12-1-2033	505,755	526,851
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.48	8-1-2035	1,899,329	2,009,262
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.49	4-1-2036	560,161	590,828
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.49	7-1-2031	179,846	189,509
FHLMC (12 Month LIBOR +1.74%) ±	3.49	12-1-2036	403,395	421,895

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.49%	2-1-2036	$1,074,662	$1,135,374
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.50	9-1-2038	228,564	233,536
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.50	10-1-2034	1,473,690	1,554,538
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.50	11-1-2027	476,621	498,476
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.50	1-1-2028	2,487	2,611
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.50	6-1-2025	58,684	59,376
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.51	1-1-2036	1,472,379	1,550,869
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.52	11-1-2029	158,776	163,065
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.52	10-1-2036	444,301	466,238
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.52	5-1-2025	68,531	69,275
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.52	11-1-2029	41,193	41,692
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.52	5-1-2034	90,343	95,528
FHLMC (12 Month LIBOR +1.78%) ±	3.53	11-1-2035	425,188	446,344
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.53	6-1-2030	270,204	281,866
FHLMC (12 Month LIBOR +1.77%) ±	3.53	6-1-2035	1,041,283	1,096,798
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.53	3-1-2036	658,621	689,179
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.53	2-1-2036	548,146	578,159
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.54	5-1-2020	87	87
FHLMC (6 Month LIBOR +1.70%) ±	3.54	1-1-2037	1,171,451	1,217,895
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.55	7-1-2031	1,030,269	1,061,702
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.55	3-1-2037	381,507	403,917
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.55	7-1-2034	573,506	597,301
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.55	6-1-2036	1,015,528	1,066,585
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.56	5-1-2034	1,515,573	1,595,931
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.56	7-1-2024	32,185	31,959
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.56	7-1-2036	320,500	343,084
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.56	11-1-2036	1,062,807	1,119,437
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.57	1-1-2034	755,587	792,013
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.57	10-1-2036	400,190	421,506
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.57	1-1-2037	158,501	166,509
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.57	5-1-2038	912,677	958,815
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.58	5-1-2031	115,399	120,514
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.58	5-1-2034	1,391,871	1,463,429
FHLMC (12 Month LIBOR +1.78%) ±	3.58	10-1-2035	1,080,949	1,137,502
FHLMC (11th District Cost of Funds +2.21%) ±	3.59	12-1-2025	29,658	29,861
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.59	1-1-2035	347,940	365,266
FHLMC (12 Month LIBOR +1.75%) ±	3.59	6-1-2033	681,302	714,924
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.60	1-1-2028	18,006	18,755
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.60	1-1-2030	17,423	17,955
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.62	4-1-2037	549,814	577,920
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +0.00%) ±	3.63	11-1-2018	165	165
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.63	11-1-2022	85,702	87,755
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.63	6-1-2033	468,491	488,625
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.64	4-1-2037	1,469,915	1,553,564
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	3.64	8-1-2029	103,158	105,818
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.64	9-1-2030	204,581	214,821
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.64	10-1-2033	1,831,703	1,924,067
FHLMC (12 Month LIBOR +1.75%) ±	3.65	2-1-2037	214,986	225,816
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.65	7-1-2038	655,669	693,209
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.65	1-1-2033	508,061	530,294
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	3.65	7-1-2034	821,660	862,985
FHLMC (12 Month LIBOR +1.76%) ±	3.66	10-1-2036	568,216	595,672
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.66	11-1-2035	1,114,526	1,176,950
FHLMC (12 Month LIBOR +1.67%) ±	3.67	8-1-2035	145,009	147,703
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.67	9-1-2035	1,484,831	1,566,740
FHLMC (12 Month Treasury Average +2.37%) ±	3.67	6-1-2028	95,734	97,718
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.67	2-1-2034	1,498,361	1,577,322
FHLMC (12 Month LIBOR +1.75%) ±	3.67	5-1-2033	192,159	202,800
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.67	2-1-2036	792,173	837,405
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.68	9-1-2038	673,891	698,314
FHLMC (12 Month LIBOR +1.93%) ±	3.69	4-1-2035	953,434	1,006,411
FHLMC (12 Month LIBOR +1.87%) ±	3.69	9-1-2036	726,601	764,791
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.70	9-1-2029	679,008	710,085
FHLMC (12 Month LIBOR +1.76%) ±	3.70	5-1-2037	1,294,079	1,353,981
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	3.70	8-1-2029	9,227	9,152
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.71	2-1-2036	1,009,923	1,060,655

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.71%	1-1-2037	$1,121,340	$1,180,654
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.71	2-1-2034	960,293	1,000,817
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.71	2-1-2034	713,992	754,808
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.72	6-1-2035	121,638	128,409
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.72	8-1-2035	470,177	495,029
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	3.72	6-1-2035	1,562,937	1,631,219
FHLMC (12 Month LIBOR +1.98%) ±	3.73	11-1-2032	116,381	118,352
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.73	11-1-2036	1,016,271	1,070,312
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	2-1-2034	487,772	511,840
FHLMC (12 Month LIBOR +1.82%) ±	3.74	5-1-2039	859,702	901,314
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.74	7-1-2037	549,384	580,359
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.74	6-1-2035	530,946	562,011
FHLMC (1 Year Treasury Constant Maturity +2.45%) ±	3.76	12-1-2032	549,711	575,204
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.77	2-1-2031	552,937	578,816
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.77	2-1-2035	1,098,074	1,163,261
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.79	10-1-2030	1,560,124	1,634,105
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.79	2-1-2036	110,712	117,120
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	3.80	9-1-2029	129,438	130,782
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.80	9-1-2032	1,588,878	1,672,787
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.80	6-1-2035	1,034,344	1,093,887
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	35,797	35,848
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.82	2-1-2029	3,323	3,311
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.82	6-1-2030	32,288	32,795
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.82	9-1-2031	68,198	69,050
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.84	9-1-2033	768,638	809,950
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.85	11-1-2029	643,420	669,642
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.86	3-1-2034	715,634	747,730
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.87	3-1-2027	94,306	95,725
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.87	1-1-2036	589,336	623,407
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.88	1-1-2037	1,727,308	1,829,907
FHLMC (Federal Cost of Funds +2.72%) ±	3.89	4-1-2023	11,821	11,939
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.89	4-1-2038	1,058,871	1,114,286
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.89	4-1-2034	441,526	458,333
FHLMC (12 Month LIBOR +1.84%) ±	3.89	4-1-2035	1,369,766	1,442,656
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.89	5-1-2032	217,610	215,336
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.90	7-1-2029	55,519	57,704
FHLMC (6 Month LIBOR +2.08%) ±	3.91	6-1-2026	850,946	873,339
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.91	3-1-2034	784,745	819,949
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.92	10-1-2025	64,848	65,812
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.93	2-1-2030	51,094	51,646
FHLMC (1 Year Treasury Constant Maturity +2.67%) ±	3.93	5-1-2028	222,222	230,081
FHLMC (1 Year Treasury Constant Maturity +2.57%) ±	3.94	8-1-2030	2,624,503	2,738,579
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.96	4-1-2023	186,399	187,308
FHLMC (11th District Cost of Funds +2.57%) ±	3.96	12-1-2025	361,847	377,795
FHLMC (12 Month LIBOR +1.87%) ±	3.96	5-1-2035	156,588	165,337
FHLMC (12 Month LIBOR +1.99%) ±	3.97	7-1-2036	714,116	747,930
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.98	8-1-2027	5,364	5,411
FHLMC (12 Month LIBOR +1.87%) ±	3.98	4-1-2037	535,460	562,307
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.98	5-1-2037	178,975	186,930
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.99	6-1-2035	1,622,740	1,726,738
FHLMC	4.00	12-15-2023	3,265	3,263
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	4.01	7-1-2019	405	404
FHLMC (3 Year Treasury Constant Maturity +2.65%) ±	4.04	6-1-2035	954,588	1,006,310
FHLMC (6 Month LIBOR +2.38%) ±	4.04	2-1-2024	17,190	17,218
FHLMC (6 Month LIBOR +2.12%) ±	4.04	5-1-2037	106,715	111,843
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.05	11-1-2029	106,234	109,326
FHLMC (12 Month LIBOR +1.91%) ±	4.05	3-1-2032	818,521	859,678
FHLMC (12 Month LIBOR +1.75%) ±	4.06	4-1-2035	228,003	239,456
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.08	4-1-2034	328,124	342,778
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.11	4-1-2034	339,633	356,421
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.11	8-1-2029	83,614	84,746
FHLMC (12 Month LIBOR +1.91%) ±	4.12	4-1-2037	641,934	675,546
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.13	5-1-2034	180,372	188,845
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.13	6-1-2030	97,731	99,467
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.15	10-1-2024	83,295	86,297
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.21	9-1-2030	103,636	105,414
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.23	4-1-2038	1,881,005	1,990,778
FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	4.27	2-1-2021	11,064	11,132

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	4.32%	4-1-2029	$97,352	$98,359
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	4.48	6-1-2032	140,434	142,105
FHLMC (6 Month LIBOR +3.30%) ±	4.99	11-1-2026	96,198	99,126
FHLMC	5.00	10-1-2022	8,473	8,773
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.50	8-1-2024	225,480	226,759
FHLMC Series 0020 Class F ±±	2.26	7-1-2029	12,669	12,938
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.76	2-15-2024	590,190	601,313
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	1.91	2-15-2024	19,332	19,722
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	2.28	5-15-2024	130,241	130,044
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.47	4-15-2027	85,739	86,808
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.42	6-15-2031	75,797	76,212
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	6.08	3-15-2032	149,658	26,038
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.42	4-15-2028	109,154	109,580
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	2.92	3-15-2032	97,543	100,433
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.47	3-15-2032	190,257	193,159
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	2.52	12-15-2032	417,496	423,620
FHLMC Series 3335 Class FT (1 Month LIBOR +0.15%) ±	2.07	8-15-2019	1,286	1,285
FHLMC Series 3436 Class A ±±	3.28	11-15-2036	862,394	911,110
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.30	11-25-2028	550,379	548,903
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	2.31	6-25-2029	1,356,650	1,379,661
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	2.26	12-25-2029	2,566,405	2,524,191
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	2.32	10-25-2029	1,218,587	1,209,880
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	2.24	5-25-2030	1,560,427	1,559,557
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	2.26	10-25-2030	1,083,297	1,088,191
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.36%) ±	2.32	12-25-2030	1,134,912	1,099,091
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	2.24	9-25-2031	2,925,971	2,895,069
FHLMC Series T-48 Class 2A ±±	3.90	7-25-2033	2,247,029	2,262,200
FHLMC Series T-54 Class 4A ±±	3.75	2-25-2043	1,509,293	1,506,881
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	64,054	71,178
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.96	5-25-2043	981,133	1,003,320
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.08	10-25-2044	3,716,568	3,715,811
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.26	2-25-2045	3,325,528	3,335,162
FHLMC Series T-66 Class 2A1 ±±	3.73	1-25-2036	2,147,558	2,162,175
FHLMC Series T-67 Class 1A1C ±±	3.55	3-25-2036	5,014,138	5,125,973
FHLMC Series T-67 Class 2A1C ±±	3.38	3-25-2036	4,005,737	4,023,213
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.94	12-25-2036	1,234,315	1,230,768
FNMA (11th District Cost of Funds +1.25%) ±	2.00	4-1-2019	215	214
FNMA (11th District Cost of Funds +1.25%) ±	2.00	3-1-2021	95	94
FNMA (11th District Cost of Funds +1.25%) ±	2.00	3-1-2033	130,369	130,425
FNMA (11th District Cost of Funds +1.25%) ±	2.03	11-1-2023	26,370	26,156
FNMA (11th District Cost of Funds +1.25%) ±	2.03	11-1-2024	2,923	2,916
FNMA (11th District Cost of Funds +1.26%) ±	2.03	1-1-2035	967,298	974,663
FNMA (11th District Cost of Funds +1.25%) ±	2.04	4-1-2021	25,643	25,509
FNMA (11th District Cost of Funds +1.25%) ±	2.07	4-1-2042	2,006,325	1,996,929
FNMA (11th District Cost of Funds +1.25%) ±	2.07	10-1-2044	1,108,499	1,103,107
FNMA (11th District Cost of Funds +1.25%) ±	2.10	11-1-2020	140,193	139,327
FNMA (11th District Cost of Funds +1.25%) ±	2.18	1-1-2038	127,185	127,036
FNMA (11th District Cost of Funds +1.45%) ±	2.21	4-1-2024	1,776,490	1,781,598
FNMA (11th District Cost of Funds +1.50%) ±	2.25	5-1-2019	22	22
FNMA (11th District Cost of Funds +1.50%) ±	2.25	6-1-2019	43	43
FNMA (11th District Cost of Funds +1.25%) ±	2.27	9-1-2037	2,221,054	2,211,948
FNMA (1 Month LIBOR +0.35%) ±	2.31	8-25-2018	253,878	253,956
FNMA (11th District Cost of Funds +1.63%) ±	2.33	5-1-2028	20,276	20,263
FNMA (11th District Cost of Funds +1.50%) ±	2.38	1-1-2019	2,833	2,824
FNMA (11th District Cost of Funds +1.78%) ±	2.44	1-1-2036	216,675	218,033
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	2.45	3-1-2030	17,803	17,751
FNMA (11th District Cost of Funds +1.25%) ±	2.50	10-1-2018	312	311
FNMA (11th District Cost of Funds +1.82%) ±	2.51	5-1-2028	46,738	46,910
FNMA (11th District Cost of Funds +1.87%) ±	2.52	10-1-2024	1,048	1,048
FNMA (11th District Cost of Funds +1.78%) ±	2.53	11-1-2022	25,855	25,863
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.54	1-1-2021	986	998
FNMA (11th District Cost of Funds +1.78%) ±	2.56	3-1-2033	273,758	274,368
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.57	1-1-2021	1,412	1,427
FNMA (11th District Cost of Funds +1.83%) ±	2.60	1-1-2036	64,740	65,050
FNMA (11th District Cost of Funds +1.86%) ±	2.61	9-1-2019	4,186	4,183

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (11th District Cost of Funds +1.87%) ±	2.62%	10-1-2027	$464,785	$469,905
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	2.63	8-1-2033	1,228,747	1,269,401
FNMA (11th District Cost of Funds +2.00%) ±	2.65	7-1-2028	591	593
FNMA (11th District Cost of Funds +1.90%) ±	2.68	9-1-2030	319,631	324,141
FNMA (11th District Cost of Funds +1.97%) ±	2.72	9-1-2021	13,950	13,943
FNMA (6 Month LIBOR +1.00%) ±	2.73	6-1-2021	20,204	20,690
FNMA (6 Month LIBOR +1.00%) ±	2.75	12-1-2020	7,429	7,417
FNMA (11th District Cost of Funds +1.25%) ±	2.76	10-1-2018	1,039	1,037
FNMA (11th District Cost of Funds +2.02%) ±	2.77	11-1-2024	30,974	31,213
FNMA (6 Month LIBOR +1.15%) ±	2.77	8-1-2032	225,900	226,038
FNMA (11th District Cost of Funds +1.96%) ±	2.78	1-1-2021	68,041	68,060
FNMA (12 Month Treasury Average +1.40%) ±	2.78	12-1-2030	90,908	90,432
FNMA (11th District Cost of Funds +1.25%) ±	2.79	7-1-2020	531,158	531,565
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.83	8-1-2030	1,184,998	1,211,955
FNMA (11th District Cost of Funds +1.25%) ±	2.84	3-1-2019	49,644	49,604
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	2.85	8-1-2032	136,197	139,011
FNMA (11th District Cost of Funds +2.12%) ±	2.86	4-1-2020	1,116,928	1,114,176
FNMA (6 Month LIBOR +1.16%) ±	2.87	8-1-2033	3,458	3,521
FNMA (6 Month LIBOR +1.18%) ±	2.88	8-1-2033	177,169	183,600
FNMA (11th District Cost of Funds +1.72%) ±	2.92	4-1-2030	1,348	1,348
FNMA (1 Month LIBOR +1.17%) ±	2.92	5-1-2029	44,889	46,451
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	2.93	8-1-2031	59,486	62,143
FNMA (6 Month LIBOR +1.08%) ±	2.95	9-1-2032	54,539	54,562
FNMA (6 Month LIBOR +1.37%) ±	2.99	1-1-2032	223,550	231,438
FNMA (6 Month LIBOR +1.38%) ±	3.00	12-1-2031	19,194	19,184
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	6,489	6,440
FNMA (6 Month LIBOR +1.55%) ±	3.05	12-1-2022	6,304	6,338
FNMA (11th District Cost of Funds +1.21%) ±	3.05	10-1-2034	127,483	128,793
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.06	7-1-2020	1,063	1,066
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.09	8-1-2025	20,533	20,973
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.12	1-1-2035	88,703	92,703
FNMA (6 Month LIBOR +1.63%) ±	3.13	1-1-2022	6,378	6,362
FNMA (6 Month LIBOR +1.38%) ±	3.13	8-1-2031	130,552	133,116
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.15	8-1-2031	35,854	36,264
FNMA (11th District Cost of Funds +1.25%) ±	3.15	4-1-2034	1,395,373	1,426,249
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	3.16	4-1-2038	570,393	597,520
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.16	8-1-2026	48,919	49,814
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.16	2-1-2033	314,988	326,187
FNMA (6 Month LIBOR +1.44%) ±	3.18	12-1-2031	107,368	108,993
FNMA (6 Month LIBOR +1.54%) ±	3.18	1-1-2035	1,502,307	1,555,274
FNMA (6 Month LIBOR +1.42%) ±	3.18	9-1-2031	150,546	154,597
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22	6-1-2024	17,925	17,872
FNMA (6 Month LIBOR +1.55%) ±	3.22	2-1-2033	201,542	208,544
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	7-1-2035	177,702	187,187
FNMA (6 Month LIBOR +1.74%) ±	3.24	12-1-2024	57,592	57,651
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.25	7-1-2035	555,138	582,109
FNMA (Federal Cost of Funds +2.00%) ±	3.25	11-1-2028	1,087	1,089
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.26	9-1-2036	463,749	484,050
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.26	7-1-2033	64,539	68,362
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.27	6-1-2033	498,616	519,169
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.27	6-1-2036	166,038	176,298
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.28	1-1-2036	883,788	931,123
FNMA (12 Month LIBOR +1.53%) ±	3.28	9-1-2035	1,265,619	1,321,549
FNMA (12 Month Treasury Average +1.92%) ±	3.29	6-1-2035	629,270	654,074
FNMA (12 Month Treasury Average +1.89%) ±	3.29	11-1-2035	925,976	965,689
FNMA (12 Month Treasury Average +1.94%) ±	3.29	7-1-2035	799,609	831,580
FNMA (12 Month Treasury Average +1.89%) ±	3.29	11-1-2035	37,956	39,421
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.29	6-1-2037	772,883	815,600
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.31	10-1-2025	92,179	94,235
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.31	6-1-2035	789,576	834,090
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	8-1-2033	1,451,573	1,535,463
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.32	7-1-2035	836,146	886,095
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.32	8-1-2035	1,548,074	1,639,729
FNMA (12 Month Treasury Average +1.91%) ±	3.32	1-1-2036	2,278,315	2,368,393
FNMA (6 Month LIBOR +1.47%) ±	3.32	10-1-2037	970,179	1,001,644
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.13%) ±	3.33	7-1-2018	641	640

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.06%) ±	3.33%	12-1-2033	$757,956	$782,434
FNMA (12 Month Treasury Average +1.98%) ±	3.33	7-1-2035	1,125,429	1,172,327
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.33	9-1-2030	111,538	113,879
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.34	7-1-2035	668,522	708,148
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.34	7-1-2038	913,026	952,221
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	3.34	11-1-2035	721,272	756,082
FNMA (12 Month Treasury Average +1.94%) ±	3.34	11-1-2035	157,150	163,911
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.35	6-1-2035	412,092	434,737
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.35	6-1-2030	52,463	53,684
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.35	12-1-2034	984,171	1,035,561
FNMA (Federal Cost of Funds +2.00%) ±	3.35	1-1-2029	632	637
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.36	9-1-2035	1,383,527	1,461,586
FNMA (Federal Cost of Funds +2.00%) ±	3.36	2-1-2029	8,703	8,724
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.36	10-1-2034	769,411	816,039
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.37	3-1-2034	343,304	359,489
FNMA (6 Month LIBOR +1.42%) ±	3.37	12-1-2031	223,462	231,737
FNMA (12 Month Treasury Average +1.97%) ±	3.37	12-1-2035	3,052,197	3,178,289
FNMA (Federal Cost of Funds +1.75%) ±	3.38	8-1-2018	2,912	2,912
FNMA (Federal Cost of Funds +1.75%) ±	3.38	1-1-2029	699	703
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.38	4-1-2024	39,975	40,230
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.38	10-1-2035	165,798	173,921
FNMA (12 Month Treasury Average +1.98%) ±	3.38	11-1-2035	1,064,192	1,108,047
FNMA (12 Month Treasury Average +1.98%) ±	3.39	10-1-2035	553,948	577,277
FNMA (12 Month LIBOR +1.65%) ±	3.40	9-1-2037	582,766	610,267
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.40	11-1-2038	624,686	658,186
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.40	9-1-2026	34,522	35,312
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.40	10-1-2033	316,782	332,893
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.40	7-1-2035	326,827	338,684
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.40	1-1-2036	179,959	189,263
FNMA (12 Month LIBOR +1.65%) ±	3.41	9-1-2036	707,750	738,290
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.41	9-1-2036	611,637	646,498
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.41	5-1-2034	674,727	707,573
FNMA (12 Month Treasury Average +1.99%) ±	3.41	8-1-2035	87,034	86,774
FNMA (12 Month LIBOR +1.67%) ±	3.42	9-1-2034	1,066,426	1,120,059
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.42	12-1-2039	200,470	206,774
FNMA (6 Month LIBOR +1.93%) ±	3.43	6-1-2032	69,958	70,596
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.43	12-1-2021	11,877	11,871
FNMA (12 Month LIBOR +1.67%) ±	3.44	7-1-2035	1,454,364	1,527,463
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.44	9-1-2035	197,238	207,361
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.45	11-1-2035	1,302,613	1,376,474
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.45	10-1-2036	817,622	858,730
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.45	6-1-2034	641,701	674,057
FNMA (12 Month Treasury Average +2.49%) ±	3.45	6-1-2040	792,744	819,876
FNMA (Federal Cost of Funds +2.00%) ±	3.45	8-1-2029	46,773	50,169
FNMA (12 Month Treasury Average +2.08%) ±	3.46	1-1-2035	444,618	464,425
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.46	12-1-2040	937,202	988,861
FNMA (12 Month LIBOR +1.65%) ±	3.46	12-1-2033	1,111,327	1,163,099
FNMA (6 Month LIBOR +1.55%) ±	3.47	3-1-2034	287,225	297,068
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2034	434,016	458,250
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	6-1-2026	33,285	34,108
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.48	4-1-2040	155,136	163,218
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.48	12-1-2032	637,035	659,067
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.48	1-1-2038	704,692	746,267
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.48	1-1-2033	2,066,170	2,131,830
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.48	1-1-2037	1,303,491	1,377,953
FNMA (12 Month LIBOR +1.62%) ±	3.49	1-1-2040	258,270	269,027
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.49	7-1-2037	475,450	500,038
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.49	4-1-2030	81,323	82,679
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.49	5-1-2035	694,708	729,042
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.49	2-1-2036	687,022	725,116
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.49	7-1-2038	1,318,120	1,389,996
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.50	7-1-2035	1,016,241	1,071,442
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.50	6-1-2036	1,466,308	1,546,688
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.50	1-1-2027	13,957	14,003
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.50	7-1-2027	96,458	98,607
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	7,541	7,544
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.50	12-1-2030	68,544	69,943
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.50	9-1-2037	738,168	782,185

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.00%) ±	3.50%	10-1-2018	$1,190	$1,191
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.50	9-1-2022	108,244	108,844
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.50	2-1-2033	144,020	147,444
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.51	11-1-2024	69,322	71,699
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.51	5-1-2033	1,526,876	1,589,681
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.51	7-1-2037	633,841	661,721
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.52	11-1-2037	716,150	756,075
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.52	6-1-2035	803,132	844,389
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.52	2-1-2034	1,615,312	1,690,282
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.53	1-1-2035	583,065	616,308
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.53	9-1-2030	286,423	303,643
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.53	12-1-2034	843,285	888,007
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	3.53	10-1-2035	1,637,487	1,727,004
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.53	12-1-2035	347,713	366,513
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	3.54	4-1-2033	185,043	192,723
FNMA (12 Month LIBOR +1.75%) ±	3.55	1-1-2035	722,028	758,681
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.55	12-1-2024	24,907	25,000
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.55	5-1-2033	314,146	329,129
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.55	12-1-2040	339,570	358,094
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.55	4-1-2024	12,317	12,613
FNMA (12 Month Treasury Average +2.15%) ±	3.55	8-1-2036	2,022,454	2,120,832
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.56	6-1-2034	1,855,797	1,958,789
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.56	5-1-2034	483,750	506,955
FNMA (12 Month Treasury Average +2.60%) ±	3.56	7-1-2039	1,782,223	1,872,091
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.56	12-1-2040	2,488,465	2,628,103
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.57	5-1-2025	34,592	34,704
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.57	7-1-2025	2,235	2,332
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.57	3-1-2038	1,615,998	1,706,696
FNMA (12 Month LIBOR +1.67%) ±	3.57	9-1-2038	859,228	902,391
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.57	1-1-2027	341,093	343,804
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.57	9-1-2035	570,971	602,858
FNMA (12 Month LIBOR +1.57%) ±	3.58	6-1-2035	1,765,115	1,843,677
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.58	4-1-2036	783,438	828,824
FNMA (12 Month LIBOR +1.83%) ±	3.58	1-1-2033	906,385	953,064
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.58	11-1-2034	459,852	489,306
FNMA (12 Month LIBOR +1.80%) ±	3.58	7-1-2033	689,209	727,137
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	3.58	9-1-2035	1,665,714	1,752,438
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.59	9-1-2031	215,563	219,650
FNMA (12 Month LIBOR +1.82%) ±	3.59	4-1-2035	1,112,774	1,174,043
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.59	9-1-2028	40,028	40,671
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.59	5-1-2036	957,075	1,010,124
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.60	8-1-2031	109,959	111,678
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.60	1-1-2031	383,395	403,375
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.60	1-1-2037	901,025	946,386
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.61	6-1-2027	84,590	85,975
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.61	12-1-2034	769,781	815,321
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.61	4-1-2038	1,078,986	1,137,513
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.61	2-1-2035	237,614	250,773
FNMA (12 Month LIBOR +1.74%) ±	3.61	6-1-2036	330,008	345,452
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.61	5-1-2035	1,367,883	1,441,456
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.62	6-1-2027	831	849
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.62	7-1-2027	22,328	22,419
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.63	1-1-2029	236,815	243,944
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.63	12-1-2032	550,983	579,423
FNMA (12 Month LIBOR +1.72%) ±	3.63	6-1-2035	197,946	208,200
FNMA (12 Month LIBOR +1.75%) ±	3.63	7-1-2035	592,290	623,613
FNMA (12 Month LIBOR +1.72%) ±	3.63	2-1-2038	653,778	687,422
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.25%) ±	3.63	7-1-2020	13,593	13,582
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.64	11-1-2027	24,493	24,595
FNMA (12 Month LIBOR +1.82%) ±	3.64	12-1-2046	637,091	673,130
FNMA (6 Month LIBOR +1.98%) ±	3.64	10-1-2024	86,708	89,148
FNMA (12 Month LIBOR +1.69%) ±	3.64	3-1-2037	418,534	440,586
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.64	10-1-2036	718,019	759,933
FNMA (12 Month LIBOR +1.67%) ±	3.64	11-1-2038	630,692	658,543
FNMA (12 Month Treasury Average +2.25%) ±	3.65	9-1-2036	486,252	511,673

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.65%	7-1-2040	$2,100,512	$2,219,868
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.65	8-1-2026	313,309	328,541
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.65	12-1-2036	528,406	558,231
FNMA (12 Month LIBOR +1.90%) ±	3.65	10-1-2034	470,212	500,891
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.65	6-1-2033	271,906	280,540
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.65	5-1-2034	355,079	372,374
FNMA (12 Month Treasury Average +2.24%) ±	3.66	8-1-2035	929,153	971,851
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.66	1-1-2037	965,358	1,014,494
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.66	10-1-2029	71,643	72,940
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	3.66	9-1-2033	537,370	568,804
FNMA (12 Month LIBOR +1.91%) ±	3.66	8-1-2034	1,689,571	1,792,952
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.67	3-1-2033	1,136,070	1,203,029
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.67	12-1-2040	1,619,244	1,708,529
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.67	7-1-2029	447,231	469,938
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.68	1-1-2035	87,982	91,847
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.68	10-1-2035	961,523	1,015,692
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.68	5-1-2036	1,672,489	1,747,793
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	1-1-2028	2,965	2,961
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	6-1-2032	22,509	22,589
FNMA (6 Month LIBOR +2.43%) ±	3.71	1-1-2033	93,203	94,915
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.72	7-1-2028	548,320	566,383
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.72	7-1-2030	485,956	507,928
FNMA (12 Month LIBOR +1.97%) ±	3.72	9-1-2035	477,200	506,886
FNMA (6 Month LIBOR +1.98%) ±	3.73	9-1-2033	55,322	55,652
FNMA (Federal Cost of Funds +2.38%) ±	3.73	2-1-2029	1,116,923	1,146,008
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.73	4-1-2033	561,704	592,012
FNMA (12 Month LIBOR +1.73%) ±	3.73	12-1-2033	1,016,946	1,068,746
FNMA (12 Month Treasury Average +2.36%) ±	3.73	8-1-2040	491,069	505,706
FNMA (12 Month LIBOR +1.74%) ±	3.73	6-1-2041	589,258	616,097
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.74	9-1-2030	674,492	714,224
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.74	6-1-2036	1,117,008	1,173,416
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.38%) ±	3.75	2-1-2019	106	106
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.76	12-1-2030	697,086	728,691
FNMA (6 Month LIBOR +1.52%) ±	3.76	11-1-2034	357,170	369,192
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.77	11-1-2024	61,435	61,969
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.77	6-1-2032	60,580	60,602
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.77	9-1-2033	584,811	608,941
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	33,035	33,177
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.77	6-1-2027	72,390	73,109
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	7-1-2024	9,738	9,813
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.78	9-1-2035	60,300	64,293
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	2-1-2037	1,196,482	1,263,081
FNMA (12 Month Treasury Average +2.39%) ±	3.78	5-1-2036	343,127	362,098
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	3.79	7-1-2037	1,748,515	1,856,163
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.79	7-1-2028	169	175
FNMA (12 Month LIBOR +1.70%) ±	3.79	4-1-2034	626,789	657,852
FNMA (11th District Cost of Funds +2.05%) ±	3.80	7-1-2021	22,877	22,904
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.81	1-1-2032	58,862	59,618
FNMA (12 Month Treasury Average +2.81%) ±	3.81	4-1-2040	1,875,160	1,978,842
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.81	5-1-2033	856,004	896,935
FNMA (12 Month LIBOR +1.89%) ±	3.82	5-1-2037	1,786,763	1,878,118
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.83	8-1-2035	680,392	715,197
FNMA (12 Month LIBOR +1.83%) ±	3.84	6-1-2041	751,701	787,527
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.84	5-1-2035	1,601,338	1,710,002
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.85	10-1-2025	7,946	8,083
FNMA (12 Month LIBOR +1.80%) ±	3.85	5-1-2033	560,867	589,126
FNMA (6 Month LIBOR +2.10%) ±	3.86	2-1-2033	362,124	380,121
FNMA (12 Month Treasury Average +2.47%) ±	3.86	4-1-2036	3,267,784	3,462,120
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.87	5-1-2033	471,910	495,102
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.87	10-1-2029	348,679	361,952
FNMA (12 Month Treasury Average +2.82%) ±	3.88	9-1-2032	1,368,032	1,442,499
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.89	9-1-2030	522,222	545,057
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	3.89	3-1-2032	117,232	119,893
FNMA (6 Month LIBOR +1.84%) ±	3.90	4-1-2033	377,268	395,470
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.90	6-1-2024	37,425	37,612
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.91	3-1-2027	84,048	86,463
FNMA (12 Month LIBOR +1.75%) ±	3.91	4-1-2033	386,308	400,483

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.94%	5-1-2027	$60,138	$62,078
FNMA (3 Year Treasury Constant Maturity +3.20%) ±	3.95	9-1-2023	301	300
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.95	3-1-2035	690,108	721,226
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.96	5-1-2033	208,479	219,438
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.96	4-1-2033	1,021,302	1,075,959
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.97	2-1-2028	36,876	37,013
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.98	7-1-2028	154,273	158,921
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.98	10-1-2028	117,005	120,004
FNMA (6 Month LIBOR +1.74%) ±	3.99	10-1-2024	39,760	39,902
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.00	3-1-2031	33,873	33,878
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.00	2-1-2035	753,344	795,493
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.00	6-1-2032	89,604	91,344
FNMA (12 Month LIBOR +1.75%) ±	4.01	4-1-2034	368,319	385,326
FNMA (12 Month LIBOR +1.75%) ±	4.02	5-1-2035	892,331	938,677
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.05	4-1-2038	643,963	674,701
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.05	5-1-2035	224,142	237,716
FNMA (11th District Cost of Funds +1.87%) ±	4.05	5-1-2034	180,075	185,776
FNMA (6 Month LIBOR +2.25%) ±	4.06	3-1-2034	1,069,983	1,132,603
FNMA (3 Year Treasury Constant Maturity +2.20%) ±	4.08	5-1-2025	52	52
FNMA (5 Year Treasury Constant Maturity +2.46%) ±	4.08	6-1-2019	491	491
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.08	5-1-2037	932,029	973,641
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.09	4-1-2030	14,427	14,433
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.09	4-1-2033	677,437	704,408
FNMA (6 Month LIBOR +2.48%) ±	4.11	7-1-2033	35,158	35,459
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.11	4-1-2028	253,734	263,212
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.13	6-1-2025	6,215	6,205
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.13	5-1-2035	425,039	446,684
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	4.14	1-1-2031	22,150	22,328
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.14	1-1-2026	231,704	239,917
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.16	3-1-2030	9,223	9,394
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.19	5-1-2035	1,037,987	1,102,323
FNMA (1 Year Treasury Constant Maturity +2.55%) ±	4.19	5-1-2035	1,121,361	1,194,543
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.20	6-1-2028	29,846	30,024
FNMA (12 Month LIBOR +1.74%) ±	4.24	5-1-2032	170,755	173,344
FNMA (11th District Cost of Funds +1.93%) ±	4.24	12-1-2036	104,638	109,784
FNMA (3 Year Treasury Constant Maturity +2.38%) ±	4.25	10-1-2021	1,545	1,538
FNMA (11th District Cost of Funds +1.83%) ±	4.28	6-1-2034	165,417	171,524
FNMA ±±	4.31	11-1-2019	95	91
FNMA (6 Month LIBOR +2.65%) ±	4.31	4-1-2024	186,898	196,692
FNMA (6 Month LIBOR +2.64%) ±	4.44	4-1-2033	262,862	275,992
FNMA (6 Month LIBOR +2.72%) ±	4.53	5-1-2033	993,267	1,067,925
FNMA (6 Month LIBOR +3.11%) ±	4.66	9-1-2033	38,949	39,462
FNMA (11th District Cost of Funds +1.25%) ±	4.67	1-1-2019	16,600	16,588
FNMA (11th District Cost of Funds +1.25%) ±	4.73	2-1-2019	30,177	30,383
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	4.75	8-1-2030	81,307	82,103
FNMA (6 Month LIBOR +2.70%) ±	4.80	1-1-2033	62,365	63,311
FNMA (6 Month LIBOR +3.42%) ±	5.06	4-1-2033	181,874	187,175
FNMA (6 Month LIBOR +3.57%) ±	5.32	11-1-2031	13,632	13,558
FNMA (6 Month LIBOR +3.47%) ±	5.45	12-1-2032	150,479	155,044
FNMA	5.50	9-1-2019	135	135
FNMA (11th District Cost of Funds +1.25%) ±	5.69	1-1-2019	7,964	7,987
FNMA (6 Month LIBOR +3.68%) ±	5.70	11-1-2031	90,991	90,373
FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	2,416	2,382
FNMA (11th District Cost of Funds +1.90%) ±	6.45	2-1-2034	18,544	18,403
FNMA	6.50	8-1-2028	52,210	53,693
FNMA	6.50	5-1-2031	137,908	153,423
FNMA	7.06	11-1-2024	9,197	9,212
FNMA	7.06	12-1-2024	24,613	24,694
FNMA	7.06	3-1-2025	44,776	45,530
FNMA	7.06	3-1-2025	3,786	3,792
FNMA	7.06	1-1-2027	25,311	25,327
FNMA	7.50	1-1-2031	61,469	65,716
FNMA	7.50	1-1-2033	220,808	240,407
FNMA	7.50	5-1-2033	173,474	188,403
FNMA	7.50	5-1-2033	156,238	167,982
FNMA	7.50	6-1-2033	28,281	28,443
FNMA	7.50	7-1-2033	44,062	45,169
FNMA	7.50	8-1-2033	94,321	98,793

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	12-1-2026	$76,730	$83,304
FNMA	8.00	2-1-2030	180	181
FNMA	8.00	3-1-2030	251	270
FNMA	8.00	7-1-2031	26,257	26,425
FNMA	8.00	5-1-2033	90,168	96,074
FNMA	8.50	10-1-2026	3,018	3,052
FNMA	8.51	8-15-2024	39,530	40,168
FNMA	10.00	1-20-2021	3,952	3,996
FNMA Series 1989-74 Class J	9.80	10-25-2019	3,737	3,857
FNMA Series 1989-96 Class H	9.00	12-25-2019	1,494	1,537
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	2.83	3-25-2022	91,158	91,081
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	3.03	4-25-2022	14,249	14,115
FNMA Series 1992-87 Class Z	8.00	5-25-2022	8,135	8,683
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	2.42	7-25-2023	58,268	58,153
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.01	12-25-2023	270,653	275,981
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.41	10-25-2023	156,776	161,338
FNMA Series 2001-50 Class BA	7.00	10-25-2041	148,216	164,384
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	2.54	12-18-2031	146,520	147,428
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.51	1-25-2032	60,374	61,360
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	131,107	148,239
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,425,908	2,759,044
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	186,901	213,129
FNMA Series 2001-T12 Class A4 ±±	4.07	8-25-2041	4,331,238	4,498,178
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	2.20	8-25-2031	60,266	58,737
FNMA Series 2001-W03 Class A ±±	6.20	9-25-2041	525,996	555,016
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	2.86	2-25-2032	120,699	123,527
FNMA Series 2002-33 Class A4 ±±	5.16	11-25-2030	135,365	140,745
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.36	9-25-2032	412,945	413,198
FNMA Series 2002-66 Class A3 ±±	3.97	4-25-2042	7,881,966	8,211,970
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,324,787	1,533,792
FNMA Series 2002-T12 Class A5 ±±	4.44	10-25-2041	1,654,252	1,699,967
FNMA Series 2002-T18 Class A5 ±±	4.27	5-25-2042	3,362,254	3,457,675
FNMA Series 2002-T19 Class A4 ±±	4.19	3-25-2042	192,434	201,748
FNMA Series 2002-W01 Class 3A ±±	3.82	4-25-2042	1,082,607	1,089,774
FNMA Series 2002-W04 Class A6 ±±	4.13	5-25-2042	1,809,617	1,857,401
FNMA Series 2003-07 Class A2 ±±	3.53	5-25-2042	777,545	788,084
FNMA Series 2003-63 Class A8 ±±	3.83	1-25-2043	1,319,679	1,364,685
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	388,534	448,712
FNMA Series 2003-W04 Class 5A ±±	3.83	10-25-2042	1,022,437	1,032,564
FNMA Series 2003-W08 Class 4A ±±	3.99	11-25-2042	1,345,669	1,386,845
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.08	6-25-2033	1,905,698	1,870,577
FNMA Series 2003-W10 Class 2A ±±	3.72	6-25-2043	2,581,303	2,587,877
FNMA Series 2003-W18 Class 2A ±±	3.92	6-25-2043	8,142,636	8,258,254
FNMA Series 2004-31 Class FG (1 Month LIBOR +0.40%) ±	2.36	8-25-2033	40,362	40,376
FNMA Series 2004-38 Class FT (1 Month LIBOR +0.43%) ±	2.39	10-25-2033	41,528	41,578
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	493,807	557,929
FNMA Series 2004-T03 Class 2A ±±	3.85	8-25-2043	1,463,223	1,540,348
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	266,295	300,924
FNMA Series 2004-W01 Class 3A ±±	3.98	1-25-2043	74,998	76,053
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	120,183	132,878
FNMA Series 2004-W12 Class 2A ±±	3.93	6-25-2044	4,642,618	4,796,623
FNMA Series 2004-W15 Class 3A ±±	3.78	6-25-2044	6,014,292	6,110,191
FNMA Series 2005-W03 Class 3A ±±	3.64	4-25-2045	1,209,669	1,219,389
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	2.26	1-25-2036	133,325	133,776
FNMA Series 2006-W01 Class 3A ±±	3.46	10-25-2045	5,015,135	5,229,788
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	2.21	8-27-2036	407,241	405,709
FNMA Series 2012-47 Class FW (1 Month LIBOR F) ±	3.66	5-25-2027	462,659	481,580
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±	3.03	4-25-2022	10,164	10,132
FNMA Series G93-1 Class K	6.68	1-25-2023	254,760	267,598
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	2.42	4-25-2023	152,151	152,105
GNMA	6.45	4-20-2025	36,048	40,628
GNMA	6.45	9-20-2025	36,183	42,192

10

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA		6.50%	6-20-2034	$74,401	$75,351
GNMA		6.50	8-20-2034	602,088	643,171
GNMA		6.75	2-15-2029	77,406	86,358
GNMA		7.00	7-20-2034	53,569	54,341
GNMA		9.00	3-15-2020	706	708
GNMA		9.00	8-15-2021	113	113
GNMA		9.00	8-20-2024	39	39
GNMA		9.00	9-20-2024	959	981
GNMA		9.00	11-20-2024	130	130
GNMA		9.00	1-20-2025	5,267	5,758
GNMA		9.00	2-20-2025	16,285	17,690
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±		2.37	2-20-2061	2,699,550	2,705,693
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±		2.41	6-20-2061	1,103,527	1,107,481
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±		2.84	5-20-2067	4,976,970	5,001,410

Total Agency Securities (Cost $399,812,844)					404,869,596

		Yield		Shares
Short-Term Investments : 4.99%

Investment Companies : 4.99%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		21,409,832	21,409,832

Total Short-Term Investments (Cost $21,409,832)					21,409,832

Total investments in securities (Cost $421,222,676)	99.34%				426,279,428

Other assets and liabilities, net	0.66				2,811,930

Total net assets	100.00%				$429,091,358

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	8,353,190	143,627,371	130,570,729	21,409,832	$21,409,832	4.99%

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$404,869,596	$0	$404,869,596
Short-term investments
Investment companies	21,409,832	0	0	21,409,832

Total assets	$21,409,832	$404,869,596	$0	$426,279,428

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 23.55%
Ally Auto Receivables Trust Series 2018-2 Class A1	2.30%	5-15-2019	$4,601,291	$4,601,410
American Express Credit Account Master Trust Series 2017-1 Class A	1.93	9-15-2022	6,700,000	6,608,218
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	5,000,000	4,977,313
Daimler Trucks Retail Trust Series 2018-1 Class A1 144A	2.20	4-15-2019	1,115,826	1,115,837
Dell Equipment Finance Trust Series 2017-2 Class A2A 144A	1.97	2-24-2020	2,308,018	2,299,599
Enterprise Fleet Financing LLC Series 2018-A Class A1 144A	2.15	3-20-2019	5,169,640	5,169,766
Ford Credit Auto Lease Trust Series 2018-A Class A1	2.30	5-15-2019	888,596	888,623
GM Financial Automobile Leasing Trust Series 2011-1 Class A2A	2.39	4-20-2020	2,900,000	2,890,835
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	1,000,000	995,670
Golden Credit Card Trust Series 2015-2A Class A 144A	2.02	4-15-2022	5,460,000	5,372,913
Golden Credit Card Trust Series 2016-5A Class A 144A	1.60	9-15-2021	1,000,000	985,095
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	2.58	4-10-2031	2,000,000	2,002,520
Honda Auto Receivables Owner Trust Series 2017-3 Class A3	1.79	9-20-2021	3,400,000	3,347,292
Honda Auto Receivables Owner Trust Series 2018-1 Class A2	2.36	6-15-2020	2,000,000	1,996,526
Honda Auto Receivables Owner Trust Series 2018-2 Class A2	2.66	12-18-2020	1,000,000	999,999
Hyundai Auto Lease Securitization Trust Series 2018-A Class A2A 144A	2.55	8-17-2020	7,000,000	6,987,852
Kubota Credit Owner Trust Series 2018-1A Class A1 144A	2.37	5-15-2019	4,914,911	4,915,103
Master Credit Card Trust Series 2017-1A Class A 144A	2.26	7-21-2021	7,500,000	7,422,623
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	4,700,000	4,671,529
Nissan Auto Receivables Owner Trust Series 2015-A Class A4	1.50	9-15-2021	3,000,000	2,979,831
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	287,775	287,418
Oscar US Funding Trust Series 2017-1A Class A2B (1 Month LIBOR +0.80%) 144A±	2.73	5-11-2020	1,523,850	1,524,743
Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	501,856	499,428
Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	2.42	4-12-2021	2,000,000	1,998,592
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	6,700,000	6,667,193
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	2,541,998	2,516,606
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,973,368	2,959,088
Tesla Auto Lease Trust Series 2018-A Class A 144A	2.32	12-20-2019	1,243,775	1,239,901
Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,865,345
Verizon Owner Trust Series 2017-2A Class A 144A	1.92	12-20-2021	6,500,000	6,411,213
Volvo Financial Equipment LLC Series 2018-1A Class A2 144A	2.26	9-15-2020	3,335,000	3,324,148
World Omni Automobile Lease Securitization Trust Series 2018-A Class A1	1.95	3-15-2019	2,159,514	2,158,655

Total Asset-Backed Securities (Cost $102,797,013)				102,680,884

Corporate Bonds and Notes : 19.47%

Financials : 17.86%

Banks : 3.13%
Branch Banking & Trust Corporation (3 Month LIBOR +0.57%) ±	2.69	6-15-2020	2,000,000	2,015,024
Branch Banking & Trust Corporation (3 Month LIBOR +0.72%) ±	3.06	1-15-2020	1,830,000	1,842,932
Cooperatieve Rabobank U.A. of New York (3 Month LIBOR +0.43%) ±	2.79	4-26-2021	3,000,000	3,001,299
JPMorgan Chase Bank NA (3 Month LIBOR +0.34%) ±	2.70	4-26-2021	4,000,000	4,002,826
US Bancorp	1.95	11-15-2018	2,800,000	2,793,904
				13,655,985

Capital Markets : 2.31%
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	3.40	4-25-2019	4,000,000	4,032,665
Morgan Stanley (3 Month LIBOR +0.85%) ±	3.21	1-24-2019	1,000,000	1,004,434
Morgan Stanley (3 Month LIBOR +1.38%) ±	3.73	2-1-2019	5,000,000	5,040,034
				10,077,133

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 6.43%
American Express Company (3 Month LIBOR +0.53%) ±	2.85%	5-17-2021	$3,000,000	$3,009,447
American Express Credit Corporation (3 Month LIBOR +0.33%) ±	2.68	5-3-2019	1,000,000	1,002,174
BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	2.53	9-13-2019	4,000,000	4,014,375
Caterpillar Financial Services Corporation	1.70	6-16-2018	2,478,000	2,477,393
Caterpillar Financial Services Corporation (3 Month LIBOR +0.13%) ±	2.45	11-29-2019	5,000,000	5,001,160
Daimler Finance North America LLC (3 Month LIBOR +0.55%) 144A±	2.91	5-4-2021	2,500,000	2,505,035
Daimler Finance North America LLC (3 Month LIBOR +0.53%) 144A±	2.89	5-5-2020	4,000,000	4,015,016
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.52%) 144A±	2.72	3-15-2021	3,000,000	3,006,895
Nissan Motor Acceptance Corporation (3 Month LIBOR +1.01%) 144A±	3.06	3-8-2019	3,000,000	3,019,090

				28,050,585

Insurance : 5.99%
Metropolitan Life Global Funding I (3 Month LIBOR +0.22%) 144A±	2.40	9-19-2019	3,000,000	3,005,854
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	2.47	6-12-2020	3,000,000	3,015,363
New York Life Global Funding (3 Month LIBOR +0.27%) 144A±	2.60	4-9-2020	7,250,000	7,270,775
Protective Life Global Funding (3 Month LIBOR +0.55%) 144A±	2.60	6-8-2018	6,000,000	6,000,427
Reliance Standard Life Insurance 144A	2.15	10-15-2018	6,000,000	5,990,447
The Allstate Corporation (3 Month LIBOR +0.43%) ±	2.73	3-29-2021	825,000	827,044

				26,109,910

Utilities : 1.61%

Electric Utilities : 1.61%
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	2.23	9-8-2020	4,000,000	4,002,628
PacifiCorp	5.65	7-15-2018	3,000,000	3,010,904

				7,013,532

Total Corporate Bonds and Notes (Cost $84,742,752)				84,907,145

Municipal Obligations : 2.79%

Colorado : 1.38%

Health Revenue : 1.38%
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Bank of America NA LIQ) 144Aø	2.42	10-29-2027	6,000,000	6,000,000

Kentucky : 1.07%

GO Revenue : 1.07%
Louisville Jefferson County KY Metropolitan Government Series A	1.95	12-1-2018	4,690,000	4,681,558

Texas : 0.34%

GO Revenue : 0.34%
Houston TX Taxable Pension Obligation Bonds	2.20	3-1-2019	1,500,000	1,497,675

Total Municipal Obligations (Cost $12,190,000)				12,179,233

Non-Agency Mortgage-Backed Securities : 1.15%
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	2.56	2-15-2023	5,000,000	5,007,926

Total Non-Agency Mortgage-Backed Securities (Cost $5,000,000)				5,007,926

2

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 23.88%

Consumer Staples : 1.88%

Tobacco : 1.88%
Japan Tobacco Incorporated 144A	2.10%	7-23-2018	$8,200,000	$8,196,234

Energy : 2.13%

Oil, Gas & Consumable Fuels : 2.13%
BP Capital Markets plc	2.50	12-10-2018	2,640,000	2,637,627
BP Capital Markets plc (3 Month LIBOR +0.35%) ±	2.71	8-14-2018	6,650,000	6,655,934

				9,293,561

Financials : 19.87%

Banks : 17.59%
ABN AMRO Bank NV 144A	2.10	1-18-2019	5,000,000	4,980,110
Bank of Montreal (3 Month LIBOR +0.46%) ±##	2.80	4-13-2021	6,000,000	6,015,797
Banque Federative du Credit Mutuel SA 144A	2.00	4-12-2019	500,000	496,414
Barclays Bank plc (3 Month LIBOR +0.46%) ±	2.80	1-11-2021	5,000,000	5,002,605
Barclays Bank plc	6.75	5-22-2019	1,400,000	1,451,326
BNP Paribas	2.45	3-17-2019	4,246,000	4,238,962
BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	3.03	2-21-2020	1,750,000	1,762,085
Canadian Imperial Bank of Commerce (3 Month LIBOR +0.32%) ±	2.68	2-2-2021	2,000,000	2,000,843
Commonwealth Bank of Australia (3 Month LIBOR +0.40%) 144A±	2.58	9-18-2020	3,000,000	3,007,215
HSBC Holdings plc (3 Month LIBOR +0.60%) ±	2.93	5-18-2021	3,940,000	3,944,570
National Australia Bank (3 Month LIBOR +0.35%) 144A±	2.69	1-12-2021	2,000,000	2,000,001
National Australia Bank (3 Month LIBOR +0.51%) 144A±	2.84	5-22-2020	1,000,000	1,004,362
Rabobank Nederland NV (3 Month LIBOR +0.51%) ±	2.88	8-9-2019	3,000,000	3,013,908
Royal Bank of Canada (3 Month LIBOR +0.39%) ±	2.75	4-30-2021	3,000,000	3,004,189
Santander UK plc (3 Month LIBOR +0.62%) %%±	1.00	6-1-2021	6,000,000	5,990,394
Skandinaviska Enskilda Banken AB (3 Month LIBOR +0.43%) 144A±	2.75	5-17-2021	5,000,000	4,996,850
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.35%) ±	2.70	1-17-2020	3,000,000	3,003,016
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.31%) ±	2.67	10-18-2019	2,600,000	2,604,186
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.91%) 144A±	3.27	10-18-2019	6,000,000	6,047,887
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	2.80	5-24-2021	7,000,000	7,004,739
The Bank of Nova Scotia (3 Month LIBOR +0.29%) ±	2.62	1-8-2021	1,000,000	996,924
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	2.84	4-23-2021	1,800,000	1,803,220
Westpac Banking Corporation (3 Month LIBOR +0.28%) ±	2.62	5-15-2020	2,325,000	2,326,035

				76,695,638

Capital Markets : 1.65%
Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.32%) 144A±	2.41	9-13-2019	4,610,000	4,624,123
Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.34%) 144A±	2.49	3-16-2020	2,560,000	2,570,344

				7,194,467

Diversified Financial Services : 0.63%
UBS AG (3 Month LIBOR +0.48%) 144A±	2.49	12-1-2020	2,750,000	2,752,079

Total Yankee Corporate Bonds and Notes (Cost $104,021,412)				104,131,979

Yankee Government Bonds : 1.19%
Export-Import Bank of Korea	2.88	9-17-2018	1,200,000	1,200,130
Export-Import Bank of Korea (3 Month LIBOR +0.70%) ±	3.02	5-26-2019	4,000,000	4,005,960

Total Yankee Government Bonds (Cost $5,203,648)				5,206,090

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Conservative Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Short-Term Investments : 27.72%

Commercial Paper : 27.65%
Atlantic Asset Securitization LLC 144A(z)(p)		1.80	6-18-2018	$4,000,000	$3,996,288
Atlantic Asset Securitization LLC 144A(z)(p)		2.25	7-10-2018	3,000,000	2,993,290
Atlantic Asset Securitization LLC 144A(z)(p)		2.27	7-5-2018	3,050,000	3,044,093
CDP Financial Incorporated 144A(z)		2.04	6-15-2018	2,750,000	2,747,938
Cedar Spring Capital Company LLC 144A(z)		1.71	6-8-2018	3,900,000	3,898,390
Charta LLC 144A(z)(p)		2.22	7-6-2018	5,900,000	5,888,283
Collateralized Commerical Paper Company LLC (z)		2.21	7-18-2018	1,550,000	1,545,763
CRC Funding LLC 144A(z)		2.01	6-11-2018	10,000,000	9,994,576
Crown Point Capital Company LLC 144A(z)(p)		2.26	8-15-2018	1,900,000	1,891,115
Gotham Funding Corporation 144A(z)(p)		2.25	7-31-2018	4,800,000	4,782,790
Kaiser Foundation Hospitals (z)		2.32	9-6-2018	8,300,000	8,244,485
Lexington Parker Capital Company LLC 144A(z)		1.62	6-6-2018	4,200,000	4,198,767
LMA Americas LLC 144A(z)(p)		1.61	6-4-2018	4,000,000	3,999,224
LMA Americas LLC 144A(z)(p)		2.31	8-8-2018	1,000,000	995,893
LMA Americas LLC 144A(z)(p)		2.32	8-6-2018	5,000,000	4,980,123
Mountcliff Funding LLC 144A(z)(p)		2.25	7-9-2018	11,000,000	10,976,107
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A±(p)		2.13	11-9-2018	7,000,000	6,999,671
Old Line Funding LLC 144A(z)(p)		2.22	8-13-2018	2,000,000	1,991,095
Ontario Teachers’ Finance Trust 144A		2.47	10-29-2018	6,000,000	5,938,065
Ridgefield Funding Company LLC 144A(z)(p)		2.22	6-20-2018	1,400,000	1,398,524
Ridgefield Funding Company LLC 144A(z)(p)		2.31	7-18-2018	1,500,000	1,495,836
Sheffield Receivables 144A(z)(p)		2.25	6-26-2018	800,000	798,883
Thunder Bay Funding LLC 144A(z)		1.98	6-22-2018	10,300,000	10,288,097
Toyota Industries Commercial Finance Incorporated 144A(z)		2.11	11-1-2018	7,000,000	6,931,337
Versailles Cds LLC 144A(z)(p)		2.25	7-9-2018	1,747,000	1,743,171
Victory Receivables Corporation 144A(z)(p)		2.22	6-28-2018	1,850,000	1,847,196
Victory Receivables Corporation 144A(z)(p)		2.22	8-15-2018	5,000,000	4,976,831
White Plains Capital Company LLC 144A(z)(p)		2.17	7-10-2018	2,000,000	1,994,993

					120,580,824

		Yield		Shares
Investment Companies : 0.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.67		274,552	274,552

Total Short-Term Investments (Cost $120,853,620)					120,855,376

Total investments in securities (Cost $434,808,445)	99.75%				434,968,633

Other assets and liabilities, net	0.25				1,103,535

Total net assets	100.00%				$436,072,168

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
± Variable rate investment. The rate shown is the rate in effect at period end.

ø     Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%% The security is issued on a when-issued basis.
(z) Zero coupon security. The rate represents the current yield to maturity.
(p) Asset-backed commercial paper
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u) The rate represents the 7-day annualized yield at period end.
## All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

GO General obligation
LIBOR London Interbank Offered Rate
LIQ Liquidity agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	275,037	181,453,349	181,453,834	274,552	$274,552	0.07%

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$102,680,884	$0	$102,680,884
Corporate bonds and notes	0	84,907,145	0	84,907,145
Municipal obligations	0	12,179,233	0	12,179,233
Non-agency mortgage-backed securities	0	5,007,926	0	5,007,926
Yankee corporate bonds and notes	0	104,131,979	0	104,131,979
Yankee government bonds and notes	0	5,206,090	0	5,206,090
Short-term investments
Commercial paper	0	120,580,824	0	120,580,824
Investment companies	274,552	0	0	274,552

Total assets	$274,552	$434,694,081	$0	$434,968,633

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 85.68%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$325,950	$326,325
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,804,085	1,775,362
FHLB	5.63	3-14-2036	6,020,000	7,935,630
FHLMC	1.42	5-25-2021	2,997,348	2,945,579
FHLMC	2.38	4-25-2023	2,322,580	2,287,811
FHLMC (1 Month LIBOR +0.50%) ±	2.42	8-15-2037	3,579,997	3,609,243
FHLMC	2.46	3-25-2022	3,509,646	3,462,161
FHLMC (1 Month LIBOR +0.67%) ±	2.58	2-25-2023	583,924	586,121
FHLMC	2.62	12-25-2026	4,077,301	3,968,435
FHLMC	2.75	3-25-2027	6,479,972	6,391,599
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	2.89	10-1-2026	147,832	152,258
FHLMC	2.90	4-25-2026	6,519,456	6,438,604
FHLMC	3.00	5-15-2026	843,108	844,382
FHLMC	3.00	1-15-2054	183,071	180,971
FHLMC (1 Month LIBOR +1.18%) ±	3.10	12-15-2036	404,310	419,018
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	29,793	30,991
FHLMC ±±	3.31	5-25-2023	2,800,000	2,838,934
FHLMC (11th District Cost of Funds +1.25%) ±	3.39	7-1-2032	481,239	482,841
FHLMC (3 Year Treasury Constant Maturity +2.23%) ±	3.45	5-1-2026	38,936	38,787
FHLMC	3.50	8-1-2045	6,047,178	6,051,381
FHLMC	3.50	11-1-2045	10,883,094	10,890,657
FHLMC	3.50	12-1-2045	7,713,474	7,718,833
FHLMC	3.50	12-1-2045	2,574,890	2,576,678
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.59	7-1-2029	97,592	100,788
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	3,444	3,475
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	45,600	45,759
FHLMC (12 Month LIBOR +2.00%) ±	3.75	1-1-2038	1,080,587	1,139,679
FHLMC	4.00	12-15-2024	1,850,000	1,907,751
FHLMC	4.00	6-1-2044	5,396,940	5,535,578
FHLMC	4.50	3-1-2042	483,779	510,104
FHLMC	4.50	9-1-2044	4,072,618	4,259,913
FHLMC	5.00	4-1-2019	7,226	7,258
FHLMC	5.00	4-1-2019	10,274	10,319
FHLMC	5.00	6-1-2019	54,053	54,291
FHLMC	5.00	8-1-2019	155,262	157,684
FHLMC	5.00	10-1-2019	69,849	70,157
FHLMC	5.00	2-1-2020	222,772	223,936
FHLMC	5.00	8-1-2040	1,184,724	1,262,564
FHLMC	5.11	5-25-2019	1,140,000	1,156,467
FHLMC	5.50	7-1-2035	3,766,598	4,099,991
FHLMC	5.50	12-1-2038	2,254,271	2,444,739
FHLMC	6.00	10-1-2032	31,897	35,411
FHLMC	6.00	5-25-2043	4,611,410	5,010,752
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	58,996	56,887
FHLMC	6.50	4-1-2021	2,163	2,209
FHLMC	6.50	4-1-2022	41,584	46,789
FHLMC	6.50	9-1-2028	17,983	20,234
FHLMC	6.50	9-1-2028	19,362	21,785
FHLMC	6.50	7-1-2031	3	3
FHLMC	7.00	12-1-2023	2,771	2,976
FHLMC	7.00	12-1-2026	1,988	2,024
FHLMC	7.00	12-1-2026	440	467
FHLMC	7.00	4-1-2029	1,688	1,867
FHLMC	7.00	5-1-2029	9,261	10,215
FHLMC	7.00	4-1-2032	103,378	114,778
FHLMC	7.50	11-1-2031	191,546	217,293
FHLMC	7.50	4-1-2032	169,763	190,805
FHLMC	8.00	8-1-2023	8,060	8,497
FHLMC	8.00	6-1-2024	4,394	4,724
FHLMC	8.00	6-1-2024	2,846	2,885
FHLMC	8.00	6-1-2024	7,005	7,340
FHLMC	8.00	8-1-2026	15,916	18,039
FHLMC	8.00	11-1-2026	14,829	16,620
FHLMC	8.00	11-1-2028	10,299	11,164
FHLMC	8.50	7-1-2022	1,132	1,145
FHLMC	8.50	12-1-2025	10,148	11,052
FHLMC	8.50	5-1-2026	1,507	1,623
FHLMC	8.50	8-1-2026	5,134	5,198

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.50%	8-1-2026	$18,501	$18,546
FHLMC	9.00	12-1-2019	30	31
FHLMC	9.00	1-1-2020	3	3
FHLMC	9.00	2-1-2020	51	53
FHLMC	9.00	3-1-2020	324	324
FHLMC	9.00	9-1-2020	311	312
FHLMC	9.00	9-1-2020	44	44
FHLMC	9.00	12-1-2020	10	10
FHLMC	9.00	3-1-2021	948	956
FHLMC	9.00	4-1-2021	1,758	1,765
FHLMC	9.00	4-1-2021	1,758	1,761
FHLMC	9.00	4-1-2021	103	108
FHLMC	9.00	7-1-2021	1,980	1,985
FHLMC	9.00	7-1-2021	2,280	2,300
FHLMC	9.00	8-1-2021	188	198
FHLMC	9.00	7-1-2022	254	256
FHLMC	9.00	9-1-2024	345	349
FHLMC	9.50	8-1-2019	13	13
FHLMC	9.50	2-1-2020	1	1
FHLMC	9.50	6-1-2020	19	19
FHLMC	9.50	8-1-2020	81	84
FHLMC	9.50	9-1-2020	10	10
FHLMC	9.50	9-1-2020	377	381
FHLMC	9.50	9-1-2020	13	13
FHLMC	9.50	10-1-2020	22	23
FHLMC	9.50	10-1-2020	14	14
FHLMC	9.50	11-1-2020	32	33
FHLMC	9.50	5-1-2021	95	101
FHLMC	9.50	9-17-2022	76,997	77,011
FHLMC	9.50	4-1-2025	16,236	16,444
FHLMC	10.00	1-1-2019	1	1
FHLMC	10.00	12-1-2019	66	66
FHLMC	10.00	3-1-2020	2	2
FHLMC	10.00	6-1-2020	8	8
FHLMC	10.00	8-1-2020	15	15
FHLMC	10.00	10-1-2021	4,416	4,447
FHLMC	10.00	8-17-2022	2,715	2,696
FHLMC	10.00	2-17-2025	126,422	127,984
FHLMC	10.50	5-1-2019	1	1
FHLMC	10.50	6-1-2019	2	2
FHLMC	10.50	8-1-2019	2,099	2,109
FHLMC	10.50	12-1-2019	6,407	6,414
FHLMC	10.50	5-1-2020	3,034	3,056
FHLMC	10.50	8-1-2020	4,454	4,478
FHLMC Multifamily Structured Passthrough Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,445,191
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,520,609	2,470,408
FHLMC Series 2758 Class FH (1 Month LIBOR +0.35%) ±	2.27	3-15-2019	164,494	164,571
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	2.17	10-15-2034	410,202	410,936
FHLMC Series 3767 Class PD	4.00	7-15-2040	39,879	39,943
FHLMC Series 3948 Class DA	3.00	12-15-2024	251,797	252,722
FHLMC Series K020 Class X1 ±±(c)	1.42	5-25-2022	44,804,270	2,054,804
FHLMC Series KJ14 Class A1	2.20	11-25-2023	5,120,885	4,963,800
FHLMC Series M036 Class A	4.16	12-15-2029	3,820,000	3,759,453
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.30	11-25-2028	256,532	255,844
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	2.24	5-25-2030	646,333	645,973
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	2.24	9-25-2031	834,050	825,242
FHLMC Series T-42 Class A6	9.50	2-25-2042	829,456	991,959
FHLMC Series T-55 Class 2A1 ±±	3.64	3-25-2043	478,469	473,221
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,111,796	1,253,297
FHLMC Series T-57 Class 2A1 ±±	3.75	7-25-2043	2,136,022	2,250,933
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.08	10-25-2044	1,247,767	1,247,513
FHLMC Series T-67 Class 1A1C ±±	3.55	3-25-2036	879,629	899,248
FHLMC Series T-67 Class 2A1C ±±	3.38	3-25-2036	1,553,222	1,559,998
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.94	12-25-2036	1,406,501	1,402,459
FNMA ¤	0.00	10-9-2019	9,590,000	9,274,948
FNMA ¤	0.00	5-15-2030	7,700,000	5,120,729
FNMA	1.71	12-1-2022	3,689,699	3,584,979

2

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	1.78%	5-1-2020	$908,178	$889,451
FNMA	2.13	4-24-2026	1,800,000	1,692,391
FNMA (1 Month LIBOR +0.25%) ±	2.15	6-27-2036	119,488	117,280
FNMA (11th District Cost of Funds +1.26%) ±	2.16	5-1-2036	1,615,911	1,614,157
FNMA (1 Month LIBOR +0.35%) ±	2.31	2-25-2032	666,989	671,728
FNMA (11th District Cost of Funds +1.65%) ±	2.40	5-1-2023	219,254	218,733
FNMA (1 Month LIBOR +0.48%) ±	2.44	9-25-2037	3,057,670	3,081,657
FNMA (11th District Cost of Funds +1.25%) ±	2.49	9-1-2027	215,670	216,915
FNMA %%	2.50	6-19-2033	4,960,000	4,831,544
FNMA	2.50	4-25-2039	81,860	80,907
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	5,397,692	5,357,666
FNMA (1 Month LIBOR +0.55%) ±	2.51	4-25-2050	2,194,222	2,197,637
FNMA	2.55	3-1-2022	1,624,992	1,596,207
FNMA	2.56	3-1-2021	947,087	935,817
FNMA ±±	2.78	2-25-2027	10,000,000	9,579,418
FNMA	2.86	11-1-2021	2,589,684	2,576,427
FNMA	2.92	1-1-2024	3,125,347	3,131,462
FNMA	3.00	5-1-2027	1,633,659	1,637,117
FNMA %%	3.00	6-19-2033	13,275,000	13,200,328
FNMA	3.00	4-1-2045	137,087	133,430
FNMA	3.00	11-1-2045	10,885,008	10,572,987
FNMA	3.00	12-1-2045	24,855,247	24,135,436
FNMA	3.00	11-1-2046	7,468,458	7,249,993
FNMA	3.00	12-1-2046	830,508	805,701
FNMA	3.02	2-1-2026	6,260,388	6,146,306
FNMA (11th District Cost of Funds +1.25%) ±	3.18	5-1-2036	535,219	551,296
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.30	6-1-2034	474,996	499,050
FNMA (12 Month LIBOR +1.54%) ±	3.31	1-1-2043	403,464	415,255
FNMA	3.31	9-25-2020	4,146,305	4,170,601
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.36	9-1-2031	297,107	309,556
FNMA	3.38	9-1-2020	1,898,745	1,919,524
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.41	6-1-2032	118,963	123,520
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	130,791	136,919
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.45	9-1-2031	32,077	33,760
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	580,608	608,695
FNMA	3.49	12-1-2020	3,425,539	3,472,922
FNMA %%	3.50	6-19-2033	16,320,000	16,534,200
FNMA	3.50	2-1-2043	69,399	69,622
FNMA	3.50	2-1-2045	2,105,265	2,106,902
FNMA	3.50	4-1-2045	6,136,309	6,133,171
FNMA	3.50	8-1-2045	764,828	764,437
FNMA	3.50	12-1-2045	2,905,152	2,903,668
FNMA	3.50	2-1-2046	4,601,358	4,599,006
FNMA	3.50	5-1-2046	6,604,122	6,600,745
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.50	12-1-2034	864,573	902,434
FNMA (12 Month LIBOR +1.81%) ±	3.57	8-1-2036	936,387	986,396
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.68	12-1-2040	26,484	27,771
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	3.80	10-1-2027	161,243	166,622
FNMA (12 Month LIBOR +1.64%) ±	3.89	4-1-2032	86,948	87,745
FNMA	4.00	5-1-2021	271,712	279,296
FNMA	4.00	10-25-2025	712,747	15,845
FNMA ##	4.00	4-1-2046	16,749,796	17,120,799
FNMA	4.00	3-1-2047	1,652,906	1,705,000
FNMA %%	4.00	6-13-2048	6,475,000	6,614,111
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.15	2-1-2027	31,482	31,551
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.30	7-1-2026	146,151	151,873
FNMA	4.50	12-1-2018	48,004	48,321
FNMA	4.50	1-1-2026	504,676	508,012
FNMA	4.50	10-1-2046	490,595	512,364
FNMA %%	4.50	6-13-2048	34,002,000	35,486,932
FNMA	4.68	2-1-2020	3,061,883	3,153,432
FNMA	4.79	5-1-2019	2,019,910	2,039,746
FNMA	5.00	12-1-2018	26,240	26,616
FNMA	5.00	6-1-2019	6,906	7,005
FNMA	5.00	4-1-2023	266,507	275,016
FNMA	5.00	6-1-2023	502,646	523,758
FNMA	5.00	3-1-2034	529,583	567,558
FNMA	5.00	8-1-2040	6,700,147	7,222,795

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	10-1-2040	$753,877	$809,047
FNMA	5.00	1-1-2042	627,659	673,352
FNMA %%	5.00	6-13-2048	7,525,000	7,976,500
FNMA (6 Month LIBOR +3.13%) ±	5.36	7-1-2033	143,805	147,233
FNMA (6 Month LIBOR +2.86%) ±	5.38	4-1-2033	20,988	21,734
FNMA	5.39	1-1-2024	1,757,705	1,850,363
FNMA	5.50	6-1-2020	199,600	202,468
FNMA	5.50	11-1-2023	79,004	82,693
FNMA	5.50	1-1-2025	41,845	43,517
FNMA	5.50	1-1-2025	194,009	201,631
FNMA	5.50	9-1-2033	1,997,711	2,171,250
FNMA	5.50	9-1-2033	865,984	940,880
FNMA	5.50	8-1-2035	631,068	685,377
FNMA	5.50	1-1-2037	630,598	685,046
FNMA	5.50	4-1-2040	1,629,294	1,770,540
FNMA	5.55	9-1-2019	40,389	40,314
FNMA	5.61	2-1-2021	1,272,893	1,305,289
FNMA	5.67	11-1-2021	5,089,057	5,319,913
FNMA	5.75	5-1-2021	3,190,340	3,333,421
FNMA	5.95	6-1-2024	1,618,495	1,724,933
FNMA	6.00	3-1-2024	71,070	78,143
FNMA	6.00	1-1-2028	1,005,152	1,105,180
FNMA	6.00	2-1-2035	1,360,836	1,467,547
FNMA	6.00	11-1-2037	480,961	532,999
FNMA	6.00	7-1-2038	194,746	215,664
FNMA	6.08	1-1-2019	123,177	122,947
FNMA	6.50	1-1-2024	24,057	26,763
FNMA	6.50	3-1-2028	28,998	30,492
FNMA	6.50	12-1-2029	233,488	259,755
FNMA	6.50	11-1-2031	54,664	60,814
FNMA	6.50	7-1-2036	369,194	410,728
FNMA	6.50	7-1-2036	309,744	345,711
FNMA	6.50	7-25-2042	1,560,858	1,742,158
FNMA	7.00	11-1-2026	6,764	7,201
FNMA	7.00	9-1-2031	4,194	4,196
FNMA	7.00	1-1-2032	2,999	3,190
FNMA	7.00	2-1-2032	91,853	104,027
FNMA	7.00	10-1-2032	206,592	233,746
FNMA	7.00	2-1-2034	2,014	2,221
FNMA	7.00	4-1-2034	148,621	169,154
FNMA	7.00	1-1-2036	6,398	6,727
FNMA	7.50	9-1-2031	95,337	108,774
FNMA	7.50	11-25-2031	414,244	470,132
FNMA	7.50	2-1-2032	33,604	38,349
FNMA	7.50	10-1-2037	960,995	1,109,728
FNMA	8.00	5-1-2027	33,311	33,835
FNMA	8.00	10-1-2027	2,256	2,263
FNMA	8.00	6-1-2028	5,363	5,824
FNMA	8.00	2-1-2030	56,143	60,688
FNMA	8.00	7-1-2031	1,163,596	1,321,982
FNMA	8.50	8-1-2024	7,530	7,604
FNMA	8.50	5-1-2026	109,892	118,534
FNMA	8.50	7-1-2026	23,595	24,341
FNMA	8.50	8-1-2026	12,093	12,185
FNMA	8.50	10-1-2026	60	60
FNMA	8.50	10-1-2026	4,675	4,683
FNMA	8.50	11-1-2026	7,857	8,096
FNMA	8.50	11-1-2026	28,248	28,647
FNMA	8.50	12-1-2026	16,161	17,667
FNMA	8.50	12-1-2026	267	267
FNMA	8.50	12-1-2026	144,645	161,054
FNMA	8.50	2-1-2027	230	252
FNMA	8.50	2-1-2027	6,637	6,648
FNMA	8.50	3-1-2027	793	839
FNMA	8.50	6-1-2027	67,608	69,880
FNMA	8.50	7-1-2029	824	825
FNMA	9.00	3-1-2021	7,103	7,152

4

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	9.00%	6-1-2021	$78	$82
FNMA	9.00	7-1-2021	5,765	5,794
FNMA	9.00	8-1-2021	100	105
FNMA	9.00	10-1-2021	1,032	1,039
FNMA	9.00	1-1-2025	16,643	18,035
FNMA	9.00	3-1-2025	1,941	1,953
FNMA	9.00	3-1-2025	1,037	1,039
FNMA	9.00	4-1-2025	984	986
FNMA	9.00	7-1-2028	4,769	4,810
FNMA	9.50	11-1-2020	31	32
FNMA	9.50	12-15-2020	9,876	9,992
FNMA	9.50	1-1-2021	8,301	8,397
FNMA	9.50	6-1-2022	598	603
FNMA	9.50	7-1-2028	5,984	5,998
FNMA	10.00	12-1-2020	4,986	5,028
FNMA	11.00	10-15-2020	454	461
FNMA Series 1989-10 Class Z	9.50	3-25-2019	10,137	10,284
FNMA Series 1989-100 Class Z	8.75	12-25-2019	6,028	6,168
FNMA Series 1989-12 Class Y	10.00	3-25-2019	9,591	9,727
FNMA Series 1989-22 Class G	10.00	5-25-2019	25,321	25,781
FNMA Series 1989-63 Class Z	9.40	10-25-2019	1,253	1,287
FNMA Series 1989-98 Class E	9.20	12-25-2019	8,642	8,759
FNMA Series 1990-144 Class W	9.50	12-25-2020	24,957	26,557
FNMA Series 1990-75 Class Z	9.50	7-25-2020	44,714	46,984
FNMA Series 1990-84 Class Y	9.00	7-25-2020	4,150	4,319
FNMA Series 1990-96 Class Z	9.67	8-25-2020	48,098	50,777
FNMA Series 1991-5 Class Z	8.75	1-25-2021	11,065	11,435
FNMA Series 1991-85 Class Z	8.00	6-25-2021	20,675	21,775
FNMA Series 1992-45 Class Z	8.00	4-25-2022	52,155	55,533
FNMA Series 1999-W6 Class A ±±	9.16	9-25-2028	1,538	1,535
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	764,014	863,554
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,016,279	1,164,745
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	269,310	319,358
FNMA Series 2002-T12 Class A5 ±±	4.44	10-25-2041	932,935	958,716
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,248,456	4,793,800
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.12%) ±	2.14	5-25-2032	222,728	222,191
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	659,712	724,898
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.24	3-25-2033	1,117,962	1,095,498
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.08	6-25-2033	104,724	102,794
FNMA Series 2003-W1 Class 1A1 ±±	5.42	12-25-2042	624,102	653,558
FNMA Series 2003-W11 Class A1 ±±	5.07	6-25-2033	89,103	92,916
FNMA Series 2003-W3 Class 1A4 ±±	3.82	8-25-2042	2,575,269	2,687,131
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	2.07	4-25-2033	325,703	313,573
FNMA Series 2003-W6 Class 6A ±±	3.94	8-25-2042	1,630,926	1,668,754
FNMA Series 2003-W6 Class PT4 ±±	8.17	10-25-2042	1,606,585	1,937,736
FNMA Series 2003-W8 Class PT1 ±±	10.42	12-25-2042	603,425	672,684
FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	2.25	8-25-2032	263,688	264,001
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	600,333	669,338
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,301,222	1,470,434
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	815,583	922,796
FNMA Series 2005-71 Class DB	4.50	8-25-2025	710,911	726,699
FNMA Series 2007-W10 Class 2A ±±	6.32	8-25-2047	424,681	454,802
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	554,196	24,864
FNMA Series 2011-42 Class A	3.00	2-25-2024	35,293	35,268
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.14	3-25-2019	337,612	337,222
FNMA Series 265 Class 2	9.00	3-25-2024	80,134	90,561
FNMA Series G-8 Class E	9.00	4-25-2021	35,314	36,714
FNMA Series G92-30 Class Z	7.00	6-25-2022	51,261	53,072
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,170,927	1,238,975
GNMA (1 Year Treasury Constant Maturity +0.45%) ±	2.54	5-20-2066	6,196,742	6,196,901
GNMA (1 Month LIBOR +0.70%) ±	2.58	8-20-2065	3,740,060	3,788,363
GNMA (1 Month LIBOR +0.73%) ±	2.61	9-20-2063	4,402,250	4,440,367
GNMA (1 Month LIBOR +0.90%) ±	2.78	8-20-2065	3,948,806	4,017,443
GNMA (1 Month LIBOR +0.90%) ±	2.78	4-20-2066	5,162,591	5,257,889
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.00	8-20-2020	51,254	51,311
GNMA	3.00	11-20-2045	14,893,287	14,659,377
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.13	11-20-2020	32,094	32,212

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA %%	3.50%	6-21-2048	$29,105,000	$29,243,703
GNMA	4.00	12-20-2047	15,256,866	15,672,442
GNMA	5.00	7-20-2040	1,375,260	1,481,348
GNMA	5.50	4-20-2034	964,916	1,019,463
GNMA	6.00	8-20-2034	108,490	112,761
GNMA	6.50	12-15-2025	25,813	28,798
GNMA	6.50	5-15-2029	691	771
GNMA	6.50	5-15-2031	1,294	1,444
GNMA	6.50	9-20-2033	51,100	57,746
GNMA	7.00	12-15-2022	22,017	22,888
GNMA	7.00	5-15-2026	2,066	2,172
GNMA	7.00	3-15-2028	39,431	41,633
GNMA	7.00	4-15-2031	990	1,005
GNMA	7.00	8-15-2031	19,586	20,273
GNMA	7.00	3-15-2032	14,657	14,904
GNMA	7.34	10-20-2021	29,650	29,874
GNMA	7.34	2-20-2022	4,040	4,044
GNMA	7.34	9-20-2022	8,833	8,845
GNMA	8.00	6-15-2023	3,364	3,562
GNMA	8.00	12-15-2023	201,573	217,969
GNMA	8.00	2-15-2024	685	729
GNMA	8.00	9-15-2024	3,303	3,360
GNMA	8.00	6-15-2025	63	64
GNMA	8.35	4-15-2020	49,589	50,437
GNMA	8.40	5-15-2020	42,997	43,614
GNMA	9.50	10-20-2019	3,260	3,265
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	424,516	4
GNMA Series 2005-23 Class IO ±±(c)	0.01	6-17-2045	2,603,877	1,027
GNMA Series 2006-32 Class XM ±±(c)	0.03	11-16-2045	7,123,975	6,062
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	1,065,695	1,071,752
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	669,709	686,539
GNMA Series 2008-22 Class XM ±±(c)	0.90	2-16-2050	17,508,300	412,797
GNMA Series 2012-12 Class HD	2.00	5-20-2062	1,612,721	1,600,209
GNMA Series 2016-H07 Class FE (1 Month LIBOR +1.15%) ±	3.03	3-20-2066	4,476,881	4,608,410
GNMA Series 2016-H07 Class FH (1 Month LIBOR +1.00%) ±	2.88	2-20-2066	4,092,812	4,185,794
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	20,116,532
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	23,009,741
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,096,199
TVA ¤	0.00	11-1-2025	10,000,000	7,867,210
TVA	2.88	2-1-2027	2,430,000	2,376,504
TVA	4.63	9-15-2060	7,550,000	9,111,144
TVA	5.38	4-1-2056	4,900,000	6,651,378
TVA	5.88	4-1-2036	4,380,000	5,798,831
U.S. Treasury STRIPS ¤	0.00	5-15-2036	8,765,000	5,117,408

Total Agency Securities (Cost $634,090,420)				631,198,594

Asset-Backed Securities : 1.45%
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	6,419,655	6,337,646
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,362,058

Total Asset-Backed Securities (Cost $10,863,855)				10,699,704

Corporate Bonds and Notes : 1.61%

Financials : 0.54%

Mortgage REITs : 0.54%
American Tower Trust I 144A	3.65	3-23-2048	4,000,000	3,981,198

Utilities : 1.07%

Electric Utilities : 1.07%
Cleveland Thermal LLC	6.25	11-1-2018	205,000	207,688
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	2,795,370
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	1,889,865
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,026,682

				7,919,605

Total Corporate Bonds and Notes (Cost $12,808,919)				11,900,803

6

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.88%

Texas : 0.88%

Miscellaneous Revenue : 0.88%
San Antonio TX Retama Development Corporation	10.00%	12-15-2020	$5,405,000	$6,454,867

Total Municipal Obligations (Cost $6,004,850)				6,454,867

Non-Agency Mortgage-Backed Securities : 4.28%
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,299,908
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	4,988,742
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,202,138
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,288,580
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,903,460
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,093,826
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,529,413
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.31	2-15-2025	171,317	189,342
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	247,379	278,523
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,746,752	1,767,550

Total Non-Agency Mortgage-Backed Securities (Cost $32,291,994)				31,541,82

U.S. Treasury Securities : 10.62%
U.S. Treasury Bond	2.88	5-15-2028	2,570,000	2,578,232
U.S. Treasury Bond	3.13	5-15-2048	1,495,000	1,534,653
U.S. Treasury Bond ##	3.38	5-15-2044	3,295,000	3,510,205
U.S. Treasury Bond ##	3.63	8-15-2043	5,170,000	5,730,420
U.S. Treasury Bond	3.75	8-15-2041	3,310,000	3,731,249
U.S. Treasury Bond ##	3.75	11-15-2043	20,150,000	22,785,242
U.S. Treasury Bond ##	4.25	11-15-2040	1,590,000	1,920,360
U.S. Treasury Note ##	1.75	5-15-2023	33,810,000	32,334,775
U.S. Treasury Note	2.75	2-15-2028	4,155,000	4,115,885

Total U.S. Treasury Securities (Cost $79,054,100)				78,241,021

Yankee Corporate Bonds and Notes : 0.86%

Financials : 0.86%

Banks : 0.86%
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,360,250

Total Yankee Corporate Bonds and Notes (Cost $6,369,654)				6,360,250

Yankee Government Bonds : 5.42%
Hashemite Kingdom of Jordan	3.00	6-30-2025	9,800,000	9,762,000
State of Israel	5.50	12-4-2023	9,030,000	10,226,288
State of Israel	5.50	9-18-2033	7,390,000	9,249,561
Ukraine	1.47	9-29-2021	11,090,000	10,659,220

Total Yankee Government Bonds (Cost $41,890,551)				39,897,069

	Yield		Shares
Short-Term Investments : 4.91%

Investment Companies : 4.61%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.67		33,932,491	33,932,491

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.30%
U.S. Treasury Bill (z)#		1.59%	6-14-2018	$2,225,000	$2,223,739

Total Short-Term Investments (Cost $36,156,112)					36,156,230

Total investments in securities (Cost $859,530,455)	115.71%				852,450,020

Other assets and liabilities, net	(15.71)				(115,749,448)

Total net assets	100.00%				$736,700,572

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlyingmortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority

8

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra U.S. Treasury Bonds	15	9-19-2018	$2,379,359	$2,392,500	$13,141	$0
5-Year U.S. Treasury Notes	9	9-28-2018	1,023,126	1,025,016	1,890	0

Short
10-Year U.S. Treasury Notes	(58)	9-19-2018	$(6,963,443)	$(6,985,375)	$0	$(21,932)
U.S. Long Term Bonds	(66)	9-19-2018	(9,514,523)	(9,578,250)	0	(63,727)
2-Year U.S. Treasury Notes	(189)	9-28-2018	(40,108,712)	(40,112,297)	0	(3,585)

					$15,031	$(89,244)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,067,691	236,907,211	210,042,411	33,932,491	$33,932,491	4.61%

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$626,753,403	$0	$626,753,403
Asset-backed securities	0	10,699,704	0	10,699,704
Corporate bonds and notes	0	11,900,803	0	11,900,803
Municipal obligations	0	6,454,867	0	6,454,867
Non-agency mortgage-backed securities	0	35,986,673	0	35,986,673
U.S. Treasury securities	78,241,021	0	0	78,241,021
Yankee corporate bonds and notes	0	6,360,250	0	6,360,250
Yankee government bonds	0	39,897,069	0	39,897,069
Short-term investments
Investment companies	33,932,491	0	0	33,932,491
U.S. Treasury securities	2,223,739	0	0	2,223,739

	114,397,251	738,052,769	0	852,450,020
Futures contracts	15,031	0	0	15,031

Total assets	$114,412,282	$738,052,769	$0	$852,465,051

Liabilities
Futures contracts	$89,244	$0	$0	$89,244

Total liabilities	$89,244	$0	$0	$89,244

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 8.77%

Consumer Staples : 0.19%

Food Products : 0.19%
Lamb Weston Holdings Incorporated	15,000	$956,250

Energy : 2.76%

Oil, Gas & Consumable Fuels : 2.76%
Andeavor Logistics LP	85,000	3,646,500
Enterprise Products Partners	50,000	1,445,000
Kinder Morgan Incorporated	225,000	3,753,000
Plains All American Pipeline LP	200,000	4,700,000

		13,544,500

Financials : 0.15%

Banks : 0.15%
PNC Financial Services Group Incorporated	5,000	717,050

Health Care : 0.80%

Health Care Equipment & Supplies : 0.59%
Abbott Laboratories	35,000	2,153,550
Becton Dickinson & Company	2,000	443,180
West Pharmaceutical Services Incorporated	3,000	279,000

		2,875,730

Life Sciences Tools & Services : 0.13%
Agilent Technologies Incorporated	10,000	619,200

Pharmaceuticals : 0.08%
Merck KGaA ADR	20,000	407,806

Industrials : 1.17%

Aerospace & Defense : 0.65%
Huntington Ingalls Industries Incorporated	5,000	1,105,350
Raytheon Company	10,000	2,095,000

		3,200,350

Industrial Conglomerates : 0.34%
Roper Industries Incorporated	6,000	1,654,740

Machinery : 0.18%
John Bean Technologies Corporation	10,000	883,000

Information Technology : 1.98%

Electronic Equipment, Instruments & Components : 0.18%
Amphenol Corporation Class A	10,000	869,300

Internet Software & Services : 0.22%
Alphabet Incorporated Class A †	1,000	1,100,000

IT Services : 0.24%
Leidos Holdings Incorporated	20,000	1,201,200

Semiconductors & Semiconductor Equipment : 1.21%
Applied Materials Incorporated	10,000	507,800
Broadcom Incorporated	10,000	2,520,700
QUALCOMM Incorporated	5,000	290,600
Texas Instruments Incorporated	5,000	559,550
Xilinx Incorporated	30,000	2,043,300

		5,921,950

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Software : 0.13%
Salesforce.com Incorporated †			5,000	$646,650

Materials : 1.16%

Chemicals : 1.16%
Celanese Corporation Series A			15,000	1,693,800
Eastman Chemical Company			10,000	1,043,100
Huntsman Corporation			22,000	703,340
LyondellBasell Industries NV Class A			20,000	2,242,400

				5,682,640

Real Estate : 0.15%

Equity REITs : 0.15%
Saul Centers Incorporated			15,000	743,400

Utilities : 0.41%

Electric Utilities : 0.14%
American Electric Power Company Incorporated			10,000	679,500

Gas Utilities : 0.27%
Atmos Energy Corporation			15,000	1,338,150

Total Common Stocks (Cost $39,364,723)				43,041,416

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 76.00%

Consumer Discretionary : 7.51%

Auto Components : 2.13%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	992,500
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,509,375
Goodyear Tire & Rubber Company «	5.13	11-15-2023	2,500,000	2,495,000
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,473,200

				10,470,075

Hotels, Restaurants & Leisure : 0.63%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,060,488

Household Durables : 0.91%
KB Home	7.50	9-15-2022	3,000,000	3,225,000
Lennar Corporation	4.75	5-30-2025	1,300,000	1,257,750

				4,482,750

Media : 2.88%
CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	2,939,100
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,060,000
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	5,142,500
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,987,850

				14,129,450

Specialty Retail : 0.96%
Sally Holdings LLC «	5.63	12-1-2025	5,000,000	4,700,000

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 3.51%

Food Products : 3.11%
Dean Foods Company 144A	6.50%	3-15-2023	$5,000,000	$4,900,000
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	982,500
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,375,000

				15,257,500

Household Products : 0.40%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	1,980,000

Energy : 4.00%

Energy Equipment & Services : 0.20%
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,000,000	970,900

Oil, Gas & Consumable Fuels : 3.80%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	13,500,000	13,415,625
Tennessee Gas Pipeline Company	7.00	3-15-2027	4,534,000	5,241,027

				18,656,652

Financials : 2.01%

Banks : 0.63%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,093,750

Consumer Finance : 0.70%
Navient Corporation «	5.88	10-25-2024	1,000,000	985,300
SLM Corporation	5.50	1-25-2023	2,500,000	2,455,750

				3,441,050

Insurance : 0.68%
Genworth Holdings Incorporated «	4.80	2-15-2024	4,000,000	3,325,000

Health Care : 16.77%

Health Care Equipment & Supplies : 2.09%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,028,750
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,203,163

				10,231,913

Health Care Providers & Services : 10.82%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	12,298,000	12,021,295
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	9,000,000	8,530,200
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	1,950,000
Encompass Health Corporation	5.75	11-1-2024	4,000,000	4,060,000
HCA Incorporated	5.38	2-1-2025	14,000,000	13,755,000
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,050,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,548,125
West Street Merger Subordinate Incorporated 144A	6.38	9-1-2025	4,400,000	4,202,000

				53,116,620

Health Care Technology : 1.00%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	3,015,000
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	1,910,000

				4,925,000

Life Sciences Tools & Services : 1.29%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,323,625

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 1.57%
Catalent Pharma Solutions Incorporated 144A	4.88%	1-15-2026	$8,000,000	$7,701,600

Industrials : 15.00%

Aerospace & Defense : 4.60%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	4,500,000	4,674,555
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,106,250
TransDigm Group Incorporated	6.38	6-15-2026	12,700,000	12,763,500

				22,544,305

Commercial Services & Supplies : 1.51%
Acco Brands Corporation 144A	5.25	12-15-2024	7,417,000	7,417,000

Construction & Engineering : 0.57%
Aecom Company	5.13	3-15-2027	3,000,000	2,782,500

Machinery : 4.79%
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,300,379
SPX FLOW Incorporated 144A	5.63	8-15-2024	7,000,000	6,912,500
SPX FLOW Incorporated 144A	5.88	8-15-2026	12,500,000	12,312,500

				23,525,379

Trading Companies & Distributors : 3.53%
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,090,000
Wesco Distribution Incorporated	5.38	6-15-2024	14,245,000	14,245,000

				17,335,000

Information Technology : 11.52%

Communications Equipment : 2.49%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,220,500
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,010,000

				12,230,500

Electronic Equipment, Instruments & Components : 1.81%
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	8,865,000

IT Services : 0.40%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	1,985,000

Semiconductors & Semiconductor Equipment : 3.50%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,218,765
Versum Materials Incorporated 144A	5.50	9-30-2024	8,901,000	8,945,505

				17,164,270

Software : 1.79%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,010,000
Nuance Communications Company	6.00	7-1-2024	6,760,000	6,793,800
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	966,659

				8,770,459

Technology Hardware, Storage & Peripherals : 1.53%
Diebold Incorporated	8.50	4-15-2024	7,700,000	7,507,500

Materials : 9.09%

Chemicals : 6.62%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,409,241
Olin Corporation «	5.50	8-15-2022	8,275,000	8,502,563
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,347,375
Scotts Miracle-Gro Company	6.00	10-15-2023	1,000,000	1,036,250

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Tronox Incorporated 144A	6.50%	4-15-2026	$2,000,000	$1,972,500
Valvoline Incorporated	4.38	8-15-2025	8,000,000	7,561,840
Valvoline Incorporated	5.50	7-15-2024	2,630,000	2,649,725

				32,479,494

Containers & Packaging : 1.82%
Ball Corporation	4.00	11-15-2023	1,500,000	1,470,000
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	1,980,000
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	1,947,700
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,032,500
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,530,000

				8,960,200

Metals & Mining : 0.53%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,601,000

Paper & Forest Products : 0.12%
P.H. Glatfelter Company	5.38	10-15-2020	600,000	603,000

Real Estate : 6.17%

Equity REITs : 6.17%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,456,042
Equinix Incorporated	5.75	1-1-2025	5,193,000	5,283,878
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	465,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	12,112,500
Iron Mountain Incorporated	5.75	8-15-2024	2,000,000	1,972,400
Sabra Health Care REIT Incorporated	5.38	6-1-2023	4,000,000	3,990,000

				30,279,820

Telecommunication Services : 0.42%

Wireless Telecommunication Services : 0.42%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,087,500

Total Corporate Bonds and Notes (Cost $382,313,410)				373,004,300

Yankee Corporate Bonds and Notes : 13.12%

Consumer Discretionary : 3.37%

Auto Components : 1.71%
Adient Global Holdings Company 144A	4.88	8-15-2026	9,210,000	8,404,125

Automobiles : 0.62%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,022,500

Hotels, Restaurants & Leisure : 0.63%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,075,000

Media : 0.41%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,035,000

Financials : 2.37%

Diversified Financial Services : 2.37%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	11,640,000

Health Care : 2.68%

Pharmaceuticals : 2.68%
Mallinckrodt plc 144A«	5.50	4-15-2025	16,500,000	13,160,400

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 1.67%

Electrical Equipment : 1.67%
Sensata Technologies BV 144A		4.88%	10-15-2023	$3,000,000	$3,000,000
Sensata Technologies BV 144A		5.63	11-1-2024	5,000,000	5,193,750

					8,193,750

Information Technology : 2.64%

Technology Hardware, Storage & Peripherals : 2.64%
Seagate HDD		4.75	6-1-2023	4,140,000	4,067,093
Seagate HDD		4.88	6-1-2027	9,500,000	8,880,188

					12,947,281

Telecommunication Services : 0.39%

Diversified Telecommunication Services : 0.39%
Virgin Media Finance plc 144A		5.75	1-15-2025	2,000,000	1,892,500

Total Yankee Corporate Bonds and Notes (Cost $68,680,855)					64,370,556

		Yield		Shares
Short-Term Investments : 2.92%

Investment Companies : 2.92%
Securities Lending Cash Investment LLC (l)(r)(u)		1.91		10,828,999	10,830,082
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67		3,509,783	3,509,783

Total Short-Term Investments (Cost $14,339,865)					14,339,865

Total investments in securities (Cost $504,698,853)	100.81%				494,756,137

Other assets and liabilities, net	(0.81)				(3,989,202)

Total net assets	100.00%				$490,766,935

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,052,787	36,652,999	38,876,787	10,828,999	$10,830,082
Wells Fargo Government Money Market Fund Select Class	8,238,288	146,033,326	150,761,831	3,509,783	3,509,783

					$14,339,865	2.92%

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$956,250	$0	$0	$956,250
Energy	13,544,500	0	0	13,544,500
Financials	717,050	0	0	717,050
Health care	3,902,736	0	0	3,902,736
Industrials	5,738,090	0	0	5,738,090
Information technology	9,739,100	0	0	9,739,100
Materials	5,682,640	0	0	5,682,640
Real estate	743,400	0	0	743,400
Utilities	2,017,650	0	0	2,017,650
Corporate bonds and notes	0	373,004,300	0	373,004,300
Yankee corporate bonds and notes	0	64,370,556	0	64,370,556
Short-term investments
Investment companies	3,509,783	0	0	3,509,783
Investments measured at net asset value*				10,830,082

Total assets	$46,551,199	$437,374,856	$0	$494,756,137

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,830,082 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 22.37%
FHLMC (12 Month LIBOR +1.33%) ±	3.09%	1-1-2036	$23,987	$24,681
FHLMC	3.50	12-1-2045	3,800,486	3,803,126
FHLMC	3.50	12-1-2045	1,414,999	1,415,981
FHLMC	4.00	6-1-2044	2,867,763	2,941,431
FHLMC	5.00	6-1-2036	298,744	319,681
FHLMC	5.00	8-1-2040	253,549	270,208
FHLMC	5.50	8-1-2038	62,863	68,082
FHLMC	5.50	12-1-2038	563,185	610,769
FHLMC	5.50	6-1-2040	920,914	996,411
FHLMC	8.00	2-1-2030	260	301
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	971,163	951,821
FHLMC Series 2640 Class G	4.50	7-15-2018	12,101	12,099
FHLMC Series 3774 Class AB	3.50	12-15-2020	105,328	106,531
FHLMC Series K020 Class X1 ±±(c)	1.42	5-25-2022	13,461,802	617,382
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,551,246	1,750,501
FHLMC Series T-57 Class 2A1 ±±	3.75	7-25-2043	48,176	50,767
FHLMC Series T-59 Class 2A1 ±±	3.66	10-25-2043	243,954	243,033
FNMA	3.50	3-1-2048	14,368,839	14,346,903
FNMA ¤	0.00	10-9-2019	5,000,000	4,835,739
FNMA	2.13	4-24-2026	2,855,000	2,684,320
FNMA	2.27	3-1-2019	2,443,531	2,433,175
FNMA %%	2.50	6-19-2033	1,645,000	1,602,397
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	1,440,919	1,430,234
FNMA (12 Month LIBOR +1.61%) ±	2.55	3-1-2046	1,412,774	1,404,282
FNMA	3.00	11-1-2045	2,197,478	2,134,487
FNMA	3.00	12-1-2045	5,527,572	5,367,493
FNMA	3.00	12-1-2046	2,532,821	2,457,165
FNMA	3.00	11-1-2047	8,848,006	8,588,793
FNMA	3.00	4-1-2048	6,065,038	5,885,109
FNMA	3.02	2-1-2026	3,210,836	3,152,325
FNMA	3.27	7-1-2022	1,219,116	1,231,978
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	21,316	22,347
FNMA	3.50	10-1-2043	1,102,478	1,105,331
FNMA	3.50	4-1-2045	306,451	306,294
FNMA	3.50	8-1-2045	6,717,664	6,714,231
FNMA (12 Month LIBOR +1.81%) ±	3.57	8-1-2036	35,816	37,729
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.59	8-1-2036	996,425	1,052,005
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.66	1-1-2036	91,317	96,381
FNMA	3.95	9-1-2021	408,187	419,509
FNMA	4.00	9-1-2024	52,260	53,719
FNMA	4.00	2-1-2046	603,453	616,770
FNMA ##	4.00	4-1-2046	3,066,064	3,133,977
FNMA %%	4.00	6-13-2048	5,040,000	5,148,281
FNMA	4.26	4-1-2021	2,684,069	2,772,638
FNMA	5.00	1-1-2024	82,657	84,777
FNMA	5.00	2-1-2036	29,798	31,940
FNMA	5.00	6-1-2040	104,829	112,482
FNMA	5.00	8-1-2040	1,758,868	1,896,070
FNMA	5.50	11-1-2023	53,352	55,843
FNMA	5.50	8-1-2034	100,779	109,816
FNMA	5.50	2-1-2035	31,197	34,027
FNMA	5.50	8-1-2038	106,836	114,679
FNMA	5.50	8-1-2038	411,081	441,686
FNMA	6.00	10-1-2037	503,046	557,006
FNMA	6.00	11-1-2037	37,263	41,295
FNMA	6.50	7-1-2036	11,127	12,420
FNMA	6.50	7-1-2036	24,247	26,975
FNMA	6.50	11-1-2036	4,800	5,340
FNMA	7.00	12-1-2022	152,658	157,901
FNMA	7.00	7-1-2036	10,938	11,596
FNMA	7.00	11-1-2037	8,048	8,767
FNMA	7.50	5-1-2038	1,953	1,970
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	6,759	7,825

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W08 Class 4A ±±	3.99%	11-25-2042	$157,502	$162,321
FNMA Series 2003-W14 Class 2A ±±	3.47	6-25-2045	120,446	127,399
FNMA Series 2003-W14 Class 2A ±±	4.22	1-25-2043	288,878	303,493
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,329,147	1,539,050
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	641,955	726,344
GNMA	3.00	11-20-2045	4,815,172	4,739,547
GNMA %%	3.50	6-21-2048	11,685,000	11,740,686
GNMA	4.00	12-20-2047	4,993,067	5,129,072
GNMA	5.00	7-20-2040	700,996	755,071
GNMA	7.50	12-15-2029	685	750
GNMA Series 2008-22 Class XM ±±(c)	0.90	2-16-2050	1,279,684	30,171
STRIPS ¤	0.00	5-15-2036	4,945,000	2,887,117
STRIPS ¤	0.00	5-15-2044	9,125,000	4,178,192
TVA	5.88	4-1-2036	3,540,000	4,686,726

Total Agency Securities (Cost $134,741,849)				133,934,771

Asset-Backed Securities : 4.17%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	587,310	586,481
American Credit Acceptance Receivables Trust Series 2015-3 Class B 144A	3.56	10-12-2021	414,490	414,584
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	820,682	818,233
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	955,308	950,091
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,634,925
Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	364,587
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	19,533	19,521
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,009,409
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	2.76	10-25-2056	1,252,797	1,256,030
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,601,950	1,618,065
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	716,062	714,228
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	3,685,000	3,679,016
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	43,871	43,847
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,938,147
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,609,424
OCP Collateralized Loan Obligation Limited Trust Series 2012-2A Class A1R (3 Month LIBOR +1.40%) 144A±	3.73	11-22-2025	2,000,000	2,005,916
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	2.66	5-1-2030	2,600,000	2,611,804
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.18	10-25-2027	2,326,339	2,356,081
World Omni Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	352,377	351,790

Total Asset-Backed Securities (Cost $25,058,147)				24,982,179

Corporate Bonds and Notes : 18.63%

Consumer Discretionary : 2.47%

Hotels, Restaurants & Leisure : 0.17%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	1,010,000	1,025,150

Internet & Direct Marketing Retail : 0.15%
Amazon.com Incorporated	4.95	12-5-2044	815,000	922,644

Media : 1.15%
CCO Holdings LLC 144A	5.13	5-1-2027	1,300,000	1,217,125
Charter Communications Operating LLC	4.20	3-15-2028	1,100,000	1,033,105
Charter Communications Operating LLC	6.48	10-23-2045	655,000	696,441
Discovery Communications LLC	3.95	3-20-2028	1,695,000	1,600,000
Discovery Communications LLC	6.35	6-1-2040	550,000	610,040
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	733,749
TEGNA Incorporated	5.13	7-15-2020	1,010,000	1,017,575

				6,908,035

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail : 0.16%
Macy’s Retail Holdings Incorporated	3.45%	1-15-2021	$940,000	$935,794

Specialty Retail : 0.34%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	990,000
Group 1 Automotive Incorporated	5.00	6-1-2022	1,010,000	1,012,525

				2,002,525

Textiles, Apparel & Luxury Goods : 0.50%
Levi Strauss & Company	3.38	3-15-2027	2,500,000	2,973,772

Consumer Staples : 0.70%

Beverages : 0.30%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	1,803,851

Tobacco : 0.40%
Philip Morris International Incorporated	1.38	2-25-2019	2,400,000	2,383,591

Energy : 0.59%

Energy Equipment & Services : 0.14%
Bristow Group Incorporated 144A	8.75	3-1-2023	175,000	171,500
Oceaneering International Incorporated	6.00	2-1-2028	680,000	671,758

				843,258

Oil, Gas & Consumable Fuels : 0.45%
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,348,211
Semgroup Corporation	7.25	3-15-2026	875,000	857,500
Ultra Resources Incorporated «144A	6.88	4-15-2022	750,000	503,438

				2,709,149

Financials : 7.37%

Banks : 2.38%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,149,084
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,330,313
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	1,000,000	1,041,250
Citizens Financial Group (3 Month LIBOR +3.56%) ±	5.16	6-29-2023	1,340,000	1,341,724
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,883,775
Huntington National Bank	2.20	11-6-2018	1,985,000	1,982,739
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,488,112
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	1,370,000	1,352,875
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	555,113
Santander Holdings USA Incorporated	3.70	3-28-2022	1,125,000	1,110,782

				14,235,767

Capital Markets : 1.69%
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,065,286
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,862,884
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,128,830
Goldman Sachs Group Incorporated (3 Month LIBOR +3.83%) ±	5.30	12-29-2049	1,100,000	1,080,750
Legg Mason Incorporated	5.63	1-15-2044	815,000	867,551
Morgan Stanley (3 Month LIBOR +0.85%) ±	3.74	4-24-2024	4,155,000	4,142,252

				10,147,553

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 0.75%
ERAC USA Finance LLC 144A	4.50%	2-15-2045	$1,695,000	$1,615,853
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	2,895,830

				4,511,683

Diversified Financial Services : 0.80%
Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,004,134
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,180,998
LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	577,500

				4,762,632

Insurance : 1.75%
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,045,128
Hartford Financial Services Group (3 Month LIBOR +4.60%) ±	8.13	6-15-2068	1,905,000	1,907,381
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,116,785
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	4.63	12-1-2066	1,345,000	1,183,600
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,085,858
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,611,661
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,505,063

				10,455,476

Health Care : 0.87%

Health Care Providers & Services : 0.81%
CHS Incorporated «	5.13	8-1-2021	1,000,000	939,690
CVS Health Corporation	4.78	3-25-2038	2,100,000	2,083,067
Highmark Incorporated 144A	6.13	5-15-2041	710,000	775,114
Tenet Healthcare Corporation	6.00	10-1-2020	1,010,000	1,042,825

				4,840,696

Pharmaceuticals : 0.06%
Endo Finance LLC 144A	6.00	7-15-2023	500,000	368,595

Industrials : 0.87%

Airlines : 0.02%
BBA US Holdings Incorporated 144A	5.38	5-1-2026	130,000	130,325

Transportation Infrastructure : 0.85%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	648,446
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,735,127
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	669,683

				5,053,256

Information Technology : 0.73%

Semiconductors & Semiconductor Equipment : 0.18%
Broadcom Corporation	2.65	1-15-2023	1,115,000	1,056,714

Software : 0.31%
Citrix Systems Incorporated	4.50	12-1-2027	1,920,000	1,870,300

Technology Hardware, Storage & Peripherals : 0.24%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,424,087

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.75%

Chemicals : 0.39%
The Chemours Company %%	4.00%	5-15-2026	$2,000,000	$2,326,411

Containers & Packaging : 0.36%
Silgan Holdings Incorporated	3.25	3-15-2025	1,800,000	2,140,998

Real Estate : 1.63%

Equity REITs : 1.26%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	793,249
Iron Mountain Incorporated 144A	3.00	1-15-2025	2,000,000	2,291,339
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,079,834
Simon Property Group LP	2.20	2-1-2019	2,400,000	2,393,167

				7,557,589

Real Estate Management & Development : 0.37%
Washington Prime Group	3.85	4-1-2020	2,275,000	2,213,712

Telecommunication Services : 1.76%

Diversified Telecommunication Services : 0.89%
AT&T Incorporated	4.75	5-15-2046	1,075,000	989,332
AT&T Incorporated 144A	5.15	2-15-2050	610,000	590,684
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,087,208
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,092,492
Verizon Communications Incorporated	5.01	4-15-2049	882,000	864,273
Verizon Communications Incorporated	5.50	3-16-2047	675,000	710,660

				5,334,649

Wireless Telecommunication Services : 0.87%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,552,654
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,958,913
Sprint Capital Corporation	6.88	11-15-2028	750,000	718,125

				5,229,692

Utilities : 0.89%

Electric Utilities : 0.53%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,387,257
Southern California Edison Company	4.13	3-1-2048	1,835,000	1,790,933

				3,178,190

Independent Power & Renewable Electricity Producers : 0.36%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	310,724	313,831
NRG Energy Incorporated	6.25	7-15-2022	1,010,000	1,040,300
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	811,646

				2,165,777

Total Corporate Bonds and Notes (Cost $111,976,651)				111,511,871

			Shares
Exchange-Traded Funds : 2.00%
iShares 1-3 Year Credit Bond ETF «			115,320	11,978,288

Total Exchange-Traded Funds (Cost $12,090,714)				11,978,288

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @: 2.98%

Consumer Discretionary : 1.14%

Auto Components : 0.24%
HP Pelzer Holding GmbH 144A (EUR)	4.13%	4-1-2024	$1,200,000	$1,418,573

Hotels, Restaurants & Leisure : 0.24%
Snaitech SpA 144A (EUR)	6.38	11-7-2021	1,200,000	1,462,482

Internet & Direct Marketing Retail : 0.31%
Selecta Group BV 144A (EUR)	5.88	2-1-2024	1,650,000	1,874,692

Media : 0.35%
Altice SA 144A (EUR)	7.25	5-15-2022	1,800,000	2,093,424

Energy : 0.91%

Oil, Gas & Consumable Fuels : 0.91%
Petroleos Mexicanos (EUR)	3.75	2-21-2024	1,000,000	1,198,861
Raffinerie Heide GmbH 144A (EUR)	6.38	12-1-2022	1,500,000	1,709,736
TOTAL SA (5 Year EUR Swap +3.78%) ± (EUR)	3.88	12-29-2049	2,000,000	2,544,810

				5,453,407

Financials : 0.35%

Banks : 0.35%
ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	581,469
Banque Centrale de Tunisie (EUR)	5.63	2-17-2024	1,000,000	1,179,759
BAWAG PSK Bank (EUR)	8.13	10-30-2023	200,000	306,876

				2,068,104

Industrials : 0.58%

Commercial Services & Supplies : 0.24%
Paprec Holding SA 144A (EUR)	4.00	3-31-2025	1,200,000	1,402,861

Road & Rail : 0.34%
Europcar Groupe SA 144A (EUR)	4.13	11-15-2024	1,800,000	2,059,575

Total Foreign Corporate Bonds and Notes (Cost $18,405,468)				17,833,118

Foreign Government Bonds @: 1.71%
Arab Republic of Egypt 144A (EUR)	4.75	4-16-2026	1,250,000	1,420,583
Brazil (BRL)	10.00	1-1-2025	8,600,000	2,294,908
Brazil (BRL)	10.00	1-1-2027	4,700,000	1,222,586
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,815,401
Mexico (MXN)	6.50	6-9-2022	20,000,000	957,731
Poland (PLN)	2.50	7-25-2027	5,500,000	1,406,416
Republic of South Africa (ZAR)	10.50	12-21-2026	13,000,000	1,138,445

Total Foreign Government Bonds (Cost $11,368,578)				10,256,070

Loans : 4.10%

Consumer Discretionary : 0.11%

Media : 0.11%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.42	1-25-2026	628,000	626,430

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.26%

Food Products : 0.26%
Pinnacle Foods Finance LLC (1 Month LIBOR +1.75%) ±	3.66%	2-2-2024	$684,892	$687,933
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	3.98	1-26-2024	862,502	865,520

				1,553,453

Energy : 0.36%

Oil, Gas & Consumable Fuels : 0.36%
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±‡	4.93	2-17-2025	1,250,000	1,237,500
Traverse Midstream Partners LLC (3 Month LIBOR +4.00%) ±	5.85	9-27-2024	935,000	935,000

				2,172,500

Financials : 0.15%

Insurance : 0.15%
Hub International Limited (2 Month LIBOR +3.00%) ±	5.36	4-25-2025	880,000	878,170

Health Care : 0.49%

Health Care Providers & Services : 0.44%
Air Methods Corporation (3 Month LIBOR +3.50%) ±	5.80	4-21-2024	118,013	117,275
Press Ganey Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.73	10-21-2023	1,234,375	1,238,695
Surgery Center Holdings Incorporated (2 Month LIBOR +3.25%) ±	5.35	9-2-2024	1,243,750	1,241,424

				2,597,394

Pharmaceuticals : 0.05%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±<	0.00	5-17-2025	310,000	310,505

Industrials : 0.79%

Aerospace & Defense : 0.20%
TransDigm Incorporated (1 Month LIBOR +2.75%)	4.48	5-14-2025	1,228,772	1,228,772

Commercial Services & Supplies : 0.38%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.72	3-28-2024	415,127	416,165
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.56	3-11-2021	1,235,594	1,240,227
Wrangler Buyer Corporation (1 Month LIBOR +2.75%) ±	4.73	9-27-2024	623,438	624,117

				2,280,509

Communications Equipment : 0.21%
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.42	1-15-2026	1,250,000	1,245,875

Information Technology : 0.72%

Internet Software & Services : 0.54%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.23	10-19-2023	1,228,125	1,228,125
Match Group Incorporated (1 Month LIBOR +2.50%) ±‡	4.43	11-16-2022	880,000	883,854
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.23	1-19-2024	1,100,000	1,105,500

				3,217,479

IT Services : 0.18%
First Data Corporation (1 Month LIBOR +2.00%) ±	3.97	7-8-2022	1,114,765	1,114,297

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.40%

Containers & Packaging : 0.40%
Berry Global Incorporated (1 Month LIBOR +1.75%) ±	3.73%	2-8-2020	$871,460	$872,749
Consolidated Container Company LLC (1 Month LIBOR +2.75%) ±	4.73	5-22-2024	298,502	299,696
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.73	2-5-2023	1,231,289	1,233,345

				2,405,790

Real Estate : 0.41%

Equity REITs : 0.41%
Geo Group Inc Term Loan (1 Month LIBOR +2.00%) ±	3.97	3-22-2024	1,232,045	1,231,282
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.75	4-25-2023	1,228,070	1,227,223

				2,458,505

Telecommunication Services : 0.41%

Diversified Telecommunication Services : 0.20%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.21	2-22-2024	1,198,840	1,199,511

Wireless Telecommunication Services : 0.21%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.50	2-2-2024	1,237,500	1,236,572

Total Loans (Cost $24,557,314)				24,525,762

Municipal Obligations : 4.37%

California : 0.58%

Airport Revenue : 0.37%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041	2,000,000	2,173,380

Transportation Revenue : 0.21%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,273,547

				3,446,927

Illinois : 1.46%

GO Revenue : 0.96%
Chicago IL	5.43	1-1-2042	1,000,000	933,100
Chicago IL Series B	7.38	1-1-2033	1,125,000	1,254,038
Cook County IL Series B (Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,151,690
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,424,623

				5,763,451

Tax Revenue : 0.50%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,408,852
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,458,617
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	141,158

				3,008,627

				8,772,078

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.16%

Education Revenue : 0.16%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75%	7-1-2023	$975,000	$956,309

Michigan : 0.35%

Miscellaneous Revenue : 0.35%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,915,000	2,076,109

New Jersey : 0.86%

Miscellaneous Revenue : 0.86%
New Jersey EDA Series B (AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,181,235
New Jersey EDA Series B	3.29	7-1-2019	1,000,000	996,170

				5,177,405

				5,177,405

New York : 0.18%

GO Revenue : 0.18%
Oyster Bay NY	3.55	2-1-2019	1,085,000	1,087,420

Pennsylvania : 0.49%

Health Revenue : 0.15%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	888,192

Miscellaneous Revenue : 0.34%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,036,316

				2,924,508

Texas : 0.29%

Transportation Revenue : 0.29%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2	8.91	2-1-2030	1,595,000	1,742,091

Total Municipal Obligations (Cost $25,059,558)				26,182,847

Non-Agency Mortgage-Backed Securities : 9.02%
Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) 144A±	3.62	9-15-2026	1,000,000	1,007,339
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	786,342	795,964
Banc of America Funding Corporation Series 2016-R1 Class A1 ±±144A	2.50	3-25-2040	979,330	952,444
Barclays Commercial Mortgage Series 2018-A (1 Month LIBOR +0.70%) 144A±	2.62	2-15-2033	2,600,000	2,603,903
BSPRT Commercial Mortgage Backed Series 2017-FL1 (1 Month LIBOR +1.35%) 144A±	3.27	6-15-2027	1,610,000	1,613,191
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.97	10-15-2032	2,860,000	2,863,515
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,017,267
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.16	1-20-2028	2,525,000	2,519,975
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	896,360	897,169

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±±(c)	0.01%	11-15-2030	$114,636	$55
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.94	12-31-2023	735,440	734,388
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.26	12-31-2027	2,500,000	2,500,335
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,289,573	2,267,499
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	7.88	7-25-2027	24,365	17,684
FirstKey Mortgage Trust Series 2014-1 Class A2 ±±144A	3.00	11-25-2044	1,842,339	1,832,570
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,602,723
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.92	9-15-2034	2,350,000	2,352,899
GS Mortgage Securities Trust Series 2007 Class AM ±±	5.83	8-10-2045	332,843	338,043
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.58	8-9-2032	765,000	766,215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.06	6-12-2047	651,637	640,816
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	389,666	390,666
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,085,000	2,093,005
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±±144A(c)	0.54	5-28-2040	112,294	0
Morgan Stanley Capital I Series 2004-RR2 Class X ±±144A(c)	0.35	10-28-2033	7,432	131
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.15	1-15-2028	1,575,000	1,572,030
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.23	5-21-2027	3,000,000	3,000,249
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	4.06	7-20-2030	1,000,000	1,000,650
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.77	12-15-2037	1,432,492	1,432,490
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	3.30	4-15-2029	2,825,000	2,824,853
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.80	8-20-2030	2,560,000	2,561,584
Tharaldson Hotel Portfolio Trust Series 2018-A1 (1 Month LIBOR +0.75%) 144A±	2.68	11-11-2034	2,100,000	2,097,353
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) %%144A±	2.58	1-25-2046	4,000,000	3,983,913
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,117,214
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	3.22	1-16-2027	3,000,000	3,000,603
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.46	1-22-2027	1,600,000	1,600,558

Total Non-Agency Mortgage-Backed Securities (Cost $54,270,286)				53,999,293

U.S. Treasury Securities : 11.06%
U.S. Treasury Bond «	3.00	2-15-2048	10,045,000	10,007,331
U.S. Treasury Bond ##	3.38	5-15-2044	2,410,000	2,567,403
U.S. Treasury Bond	3.75	8-15-2041	3,965,000	4,469,608
U.S. Treasury Bond ##	3.75	11-15-2043	2,775,000	3,137,918
U.S. Treasury Bond ##	4.25	11-15-2040	1,385,000	1,672,766
U.S. Treasury Note	1.63	8-31-2022	2,110,000	2,022,715
U.S. Treasury Note	2.00	10-31-2022	8,210,000	7,984,225
U.S. Treasury Note	2.25	11-15-2027	21,465,000	20,377,496
U.S. Treasury Note	2.38	1-31-2023	3,145,000	3,103,353
U.S. Treasury Note	2.50	3-31-2023	1,790,000	1,775,107
U.S. Treasury Note	2.63	2-28-2023	965,000	962,851
U.S. Treasury Note	2.75	2-15-2028	8,230,000	8,152,522

Total U.S. Treasury Securities (Cost $66,771,222)				66,233,295

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 8.93%

Consumer Staples : 0.54%

Beverages : 0.54%
Bacardi Limited 144A	5.30%	5-15-2048	$1,485,000	$1,411,530
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,810,000	1,822,950

				3,234,480

Energy : 0.72%

Energy Equipment & Services : 0.18%
Ensco plc	5.75	10-1-2044	1,500,000	1,068,750

Oil, Gas & Consumable Fuels : 0.54%
BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,141,193
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,105,800

				3,246,993

Financials : 6.19%

Banks : 3.39%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,801,836
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,021,200
Banco de Costa Rica 144A	5.25	8-12-2018	1,550,000	1,553,100
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,516,808
Banco General SA 144A	4.13	8-7-2027	1,035,000	970,313
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,526,000	1,451,226
Banco Nacional de Desenvolvimento Econômico e Social 144A	4.75	5-9-2024	905,000	876,493
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,621,946
Bancolombia SA	5.13	9-11-2022	486,000	489,645
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,097,360
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,431,800
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,767,454
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,427,885
Nordea Bank AB (USD ICE Swap Rate 11:00am NY 5 +3.56%) 144A±	5.50	12-31-2049	1,800,000	1,788,750
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	485,069

				20,300,885

Capital Markets : 0.70%
Credit Suisse Group AG 144A	3.57	1-9-2023	1,770,000	1,743,663
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,461,973

				4,205,636

Consumer Finance : 0.19%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,146,911

Diversified Financial Services : 1.03%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,279,500
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,179,075
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	800,000	810,286
UBS Group Funding Switzerland AG (3 Month LIBOR +0.95%) 144A±	2.86	8-15-2023	2,000,000	1,920,417

				6,189,278

Insurance : 0.49%
Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,966,571
Validus Holdings Limited	8.88	1-26-2040	660,000	977,457

				2,944,028

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Thrifts & Mortgage Finance : 0.39%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 +1.85%) 144A±	4.13%	10-18-2032	$2,500,000	$2,302,181

Health Care : 0.40%

Pharmaceuticals : 0.40%
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	435,000	418,595
Teva Pharmaceutical Finance BV	4.10	10-1-2046	2,700,000	1,968,217

				2,386,812

Materials : 0.18%

Metals & Mining : 0.18%
ArcelorMittal	5.75	3-1-2021	1,010,000	1,050,400

Telecommunication Services : 0.32%

Diversified Telecommunication Services : 0.15%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	884,823

Wireless Telecommunication Services : 0.17%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,019,875

Utilities : 0.58%

Electric Utilities : 0.58%
Transelec SA 144A	3.88	1-12-2029	860,000	792,284
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,675,203

				3,467,487

Total Yankee Corporate Bonds and Notes (Cost $54,176,211)				53,448,539

Yankee Government Bonds : 3.80%
Bermuda 144A	3.72	1-25-2027	995,000	939,728
Bermuda 144A	4.14	1-3-2023	1,210,000	1,217,587
Commonwealth of Bahamas 144A	6.00	11-21-2028	1,770,000	1,787,700
Oman 144A	5.63	1-17-2028	1,520,000	1,474,260
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	1,970,000
Republic of Argentina	6.88	4-22-2021	1,280,000	1,292,800
Republic of Argentina	6.88	1-11-2048	1,000,000	820,000
Republic of Argentina	7.50	4-22-2026	1,350,000	1,331,114
Republic of Brazil	4.63	1-13-2028	1,795,000	1,657,683
Republic of Chile	3.86	6-21-2047	1,000,000	947,500
Republic of Colombia	5.63	2-26-2044	755,000	794,638
Republic of Ecuador 144A	7.88	1-23-2028	500,000	440,000
Republic of Kenya 144A	8.25	2-28-2048	750,000	745,395
Republic of Paraguay 144A	5.60	3-13-2048	1,330,000	1,316,700
Republic of Senegal 144A	6.25	5-23-2033	750,000	693,534
Republic of South Africa	5.88	6-22-2030	1,285,000	1,313,913
Ukraine	1.47	9-29-2021	3,000,000	2,883,468
Ukraine 144A	7.38	9-25-2032	1,200,000	1,108,306

Total Yankee Government Bonds (Cost $23,681,001)				22,734,326

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 12.19%

Investment Companies : 11.84%
Securities Lending Cash Investment LLC (l)(r)(u)		1.91%		12,666,045	$12,667,312
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.67		58,217,507	58,217,507

					70,884,819

			Maturity date	Principal
U.S. Treasury Securities : 0.35%
U.S. Treasury Bill (z)#		1.59	6-14-2018	$1,900,000	1,898,923
U.S. Treasury Bill (z)#		1.65	6-28-2018	180,000	179,767

					2,078,690

Total Short-Term Investments (Cost $72,963,348)					72,963,509

Total investments in securities (Cost $635,120,347)	105.33%				630,583,868

Other assets and liabilities, net	(5.33)				(31,918,703)

Total net assets	100.00%				$598,665,165

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
EDA	Economic Development Authority
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

HEFAR	Higher education facilities authority revenue
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
PLN	Polish zloty
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
ZAR	South African rand

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Term Bond	90	9-19-2018	$12,986,848	$13,061,250	$74,402	$0
10-Year U.S. Treasury Notes	80	9-19-2018	9,603,886	9,635,000	31,114	0
U.S. Ultra Bond	50	9-19-2018	7,931,197	7,975,000	43,803	0
10-Year Ultra Futures	45	9-19-2018	5,748,545	5,775,469	26,924	0
5-Year U.S. Treasury Notes	55	9-28-2018	6,252,435	6,263,984	11,549	0
2-Year U.S. Treasury Notes	200	9-28-2018	42,443,737	42,446,875	3,138	0

Short
Euro-BOBL Futures	(100)	6-7-2018	$(15,246,594)	$(15,493,427)	$0	$(246,833)
Euro-Bund Futures	(45)	6-7-2018	(8,298,549)	(8,529,744)	0	(231,195)

					$190,930	$(478,028)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
157,000,000 JPY	1,498,709 USD	Citibank	6-29-2018	$0	$(52,990)
7,008,072 USD	6,000,000 EUR	Citibank	6-29-2018	0	(19,891)
2,474,604 USD	2,000,000 EUR	Citibank	6-29-2018	131,950	0
1,547,875 USD	1,250,000 EUR	Citibank	6-29-2018	83,716	0
157,000,000 JPY	1,494,051 USD	Citibank	6-29-2018	0	(48,332)
1,401,522 USD	1,000,000 GBP	Citibank	6-29-2018	70,474	0
21,013,460 USD	16,900,000 EUR	Citibank	6-29-2018	1,218,031	0
1,471,209 USD	1,900,000 CAD	Citibank	6-29-2018	4,707	0
1,000,000 GBP	1,404,305 USD	Citibank	6-29-2018	0	(73,257)
1,229,016 USD	1,000,000 EUR	Citibank	6-29-2018	57,689	0

				$1,566,566	$(194,471)

¤¤	Transaction can only be closed with the originating counterparty.

Credit Default Swaps

Sell protection

Reference entity	Fixed rate received	Payment frequency	Counterparty		Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Markit iTraxx Europe Index, 1.00%, 6-20-2023	1.00%	Quarterly	JPMorgan	°°	6-20-2023	7,000,000 EUR	$140,199	$165,828	$0	$(25,629)

°°	Exchange traded or centrally cleared transaction with counterparty

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,797,697	133,404,418	123,536,070	12,666,045	$12,667,312
Wells Fargo Government Money Market Fund Select Class	66,446,091	264,931,671	273,160,255	58,217,507	58,217,507

					$70,884,819	11.84%

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2018, the Fund had unfunded loan commitments of $308,450.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$133,934,771	$0	$133,934,771
Asset-backed securities	0	24,982,179	0	24,982,179
Corporate bonds and notes	0	111,511,871	0	111,511,871
Exchanged-traded funds	11,978,288	0	0	11,978,288
Foreign corporate bonds and notes	0	17,833,118	0	17,833,118
Foreign government bonds	0	10,256,070	0	10,256,070
Loans	0	22,404,408	2,121,354	24,525,762
Municipal obligations	0	26,182,847	0	26,182,847
Non-agency mortgage-backed securities	0	53,999,293	0	53,999,293
U.S. Treasury securities	66,233,295	0	0	66,233,295
Yankee corporate bonds and notes	0	53,448,539	0	53,448,539
Yankee government bonds	0	22,734,326	0	22,734,326
Short-term investments
Investment companies	58,217,507	0	0	58,217,507
U.S. Treasury securities	2,078,690	0	0	2,078,690
Investments measured at net asset value*				12,667,312

	138,507,780	477,287,422	2,121,354	630,583,868
Forward foreign currency contracts	0	1,566,566	0	1,566,566
Futures contracts	190,930	0	0	190,930

Total assets	$138,698,710	$478,853,988	$2,121,354	$632,341,364

Liabilities
Credit default swap contracts	$0	$25,629	$0	$25,629
Forward foreign currency contracts	0	194,471	0	194,471
Futures contracts	478,028	0	0	478,028

Total liabilities	$478,028	$220,100	$0	$698,128

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,667,312 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts, futures contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 44.76%
FHLMC (12 Month LIBOR +1.65%) ±	2.43%	5-1-2043	$3,547,112	$3,507,465
FHLMC (12 Month LIBOR +1.84%) ±	3.43	5-1-2042	2,664,417	2,704,724
FHLMC	3.50	8-1-2030	1,324,321	1,344,596
FHLMC	4.00	6-1-2025	1,303,725	1,343,333
FHLMC	4.00	5-1-2026	2,309,534	2,380,277
FHLMC	4.00	9-1-2030	277,129	286,378
FHLMC	4.00	3-1-2031	937,542	969,058
FHLMC	4.00	6-1-2031	1,768,948	1,833,929
FHLMC	4.00	3-1-2032	2,912,437	3,004,984
FHLMC	4.00	3-1-2032	1,252,299	1,290,532
FHLMC	4.00	3-1-2032	1,788,745	1,849,049
FHLMC	4.00	4-1-2032	1,160,552	1,195,748
FHLMC	4.00	4-1-2032	755,034	777,078
FHLMC	4.00	5-1-2032	892,992	921,590
FHLMC	4.00	6-1-2032	1,818,257	1,873,676
FHLMC	4.00	9-1-2032	1,226,812	1,264,347
FHLMC	4.00	10-1-2033	782,745	817,308
FHLMC	4.00	1-1-2034	4,035,539	4,183,397
FHLMC	4.00	1-1-2034	774,556	808,760
FHLMC	4.00	8-1-2035	505,004	523,549
FHLMC	4.50	10-1-2018	102,907	103,579
FHLMC	4.50	4-1-2031	1,788,090	1,872,365
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	1,246,866	1,239,749
FHLMC Series 3632 Class PK	5.00	2-15-2040	5,055,358	5,381,340
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,681,561	1,728,638
FNMA ¤	0.00	10-9-2019	12,410,000	12,002,305
FNMA	2.00	3-25-2028	2,512,639	2,430,089
FNMA (12 Month LIBOR +1.61%) ±	2.74	11-1-2047	2,604,854	2,584,228
FNMA (12 Month LIBOR +1.61%) ±	2.77	3-1-2047	8,450,258	8,424,809
FNMA (12 Month LIBOR +1.61%) ±	2.94	10-1-2047	767,945	768,031
FNMA	3.00	7-1-2026	27,109,150	27,244,313
FNMA	3.50	5-1-2028	2,684,938	2,722,884
FNMA	3.50	2-1-2031	1,075,951	1,092,362
FNMA	3.50	7-1-2031	239,007	242,344
FNMA	4.00	12-1-2025	2,811,544	2,891,364
FNMA	4.00	1-1-2026	1,863,009	1,915,874
FNMA	4.00	3-1-2026	1,481,731	1,527,122
FNMA	4.00	3-1-2026	2,468,739	2,545,733
FNMA	4.00	5-1-2026	500,819	516,393
FNMA	4.00	1-1-2027	5,870,309	6,046,388
FNMA	4.00	3-1-2029	3,019,665	3,111,897
FNMA	4.00	5-1-2029	3,254,250	3,346,599
FNMA	4.00	6-1-2029	1,816,874	1,902,845
FNMA	4.00	12-1-2029	1,190,436	1,228,907
FNMA	4.00	9-1-2030	345,956	357,498
FNMA	4.00	10-1-2030	687,496	707,533
FNMA	4.00	4-1-2031	707,243	727,843
FNMA	4.00	12-1-2031	8,815,588	9,138,093
FNMA	4.00	1-1-2032	3,594,882	3,726,223
FNMA	4.00	2-1-2032	3,923,146	4,066,395
FNMA	4.00	3-1-2032	1,127,790	1,161,995
FNMA	4.00	3-1-2032	1,848,853	1,910,621
FNMA	4.00	4-1-2032	823,086	855,253
FNMA	4.00	4-1-2032	1,782,513	1,839,240
FNMA	4.00	4-1-2032	2,382,349	2,453,948
FNMA	4.00	5-1-2032	1,141,130	1,177,445
FNMA	4.00	5-1-2032	2,152,256	2,219,985
FNMA	4.00	5-1-2032	671,225	691,561
FNMA	4.00	5-1-2032	2,846,674	2,939,080
FNMA	4.00	5-1-2032	3,214,564	3,316,493
FNMA	4.00	6-1-2032	2,777,747	2,866,248
FNMA	4.00	6-1-2032	4,274,382	4,409,131
FNMA	4.00	6-1-2032	3,033,337	3,126,304
FNMA	4.00	9-1-2032	547,345	563,945
FNMA	4.00	10-1-2032	966,437	998,736
FNMA	4.00	2-1-2033	124,471	128,660
FNMA	4.00	3-1-2033	12,490,542	12,853,729

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	10-1-2033	$1,125,917	$1,161,912
FNMA	4.00	12-1-2033	3,595,157	3,735,474
FNMA	4.00	2-1-2034	6,564,147	6,804,008
FNMA	4.00	7-1-2034	1,590,792	1,644,598
FNMA	4.00	11-1-2046	12,943,664	13,409,160
FNMA	4.50	4-1-2024	2,635,712	2,733,535
FNMA	4.50	6-1-2025	1,035,373	1,078,568
FNMA	4.50	10-1-2026	3,301,153	3,445,343
FNMA	4.50	10-1-2026	3,048,955	3,162,650
FNMA	4.50	3-1-2027	4,833,905	5,014,073
FNMA	4.50	4-1-2031	483,231	510,513
FNMA	4.50	4-1-2031	584,322	617,177
FNMA	4.50	4-1-2031	357,407	377,801
FNMA	4.50	4-1-2031	211,918	221,427
FNMA	4.50	1-1-2034	343,443	363,074
FNMA	4.50	1-1-2034	297,205	313,934
FNMA	4.50	9-1-2037	701,449	746,103
FNMA	5.00	2-1-2023	798,015	809,443
FNMA	5.00	5-1-2023	282,059	293,703
FNMA	5.00	8-1-2030	525,291	557,148
FNMA	5.00	10-1-2040	1,814,561	1,945,935
FNMA	5.00	5-1-2046	606,991	646,768
FNMA Series 2009-20 Class DT	4.50	4-25-2039	2,870,754	3,026,632
FNMA Series 2013-103 Class H	4.50	3-25-2038	3,183,945	3,304,097
FNMA Series 2013-90 Class A	4.00	11-25-2038	4,622,607	4,708,781
FNMA Series 2015-18 Class HE	4.00	9-25-2041	10,320,893	10,660,919
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.14	3-25-2019	1,051,805	1,050,590
FNMA Series 2015-M4 Class FA (1 Month LIBOR +0.21%) ±	2.10	9-25-2018	1,148,330	1,146,926
FNMA Series 2015-M8 Class FA (1 Month LIBOR +0.17%) ±	2.06	11-25-2018	2,176,270	2,175,179
FNMA Series 2018-44 Class PA	3.50	6-25-2044	7,610,000	7,648,971
GNMA	5.00	10-15-2039	1,404,698	1,509,668
GNMA	5.00	4-20-2048	13,474,951	14,182,166
GNMA	5.00	5-20-2048	5,610,000	5,904,443
GNMA 2012-124 Class PT	6.00	10-20-2042	2,701,202	2,975,022
GNMA 2012-141 Class WD ±±	5.01	7-20-2040	2,879,966	3,074,058
GNMA Series 2011-137 Class WA ±±	5.55	7-20-2040	3,175,350	3,470,795
GNMA Series 2016-112 Class AW ±±	7.16	12-20-2040	2,722,773	3,109,263

Total Agency Securities (Cost $311,673,308)				305,525,752

Asset-Backed Securities : 12.24%
Ally Master Owner Trust Series 2018-2 Class A	3.29	5-15-2023	6,866,000	6,865,936
Capital Auto Receivables Asset Trust Series 2017-1 Class A4 144A	2.22	3-21-2022	3,674,000	3,611,986
Capital Auto Receivables Asset Trust Series 2018-1 Class A4 144A	2.93	6-20-2022	3,988,000	3,980,436
Ford Credit Auto Lease Trust Series 2018-A Class A4	3.05	8-15-2021	4,116,000	4,117,736
Hertz Fleet Lease Funding LP Series 2018-1 Class A2 144A	3.23	5-10-2032	4,640,000	4,652,354
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	10,196,000	10,050,813
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	3,779,000	3,683,924
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) ±144A	2.62	9-16-2024	3,848,158	3,853,047
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.52	1-25-2037	3,068,521	3,040,088
Nelnet Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	2.03	8-23-2027	1,261,714	1,260,095
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) ±144A	2.76	9-25-2065	6,782,386	6,860,805
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	3.21	11-25-2042	1,563,028	1,582,336
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) ±144A	2.96	10-25-2029	3,874,000	3,891,062
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	3.56	7-27-2026	57,171	57,329
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	2.50	10-27-2031	3,656,800	3,631,721
SLM Student Loan Trust Series 2010-A Class 1A (PRIME -0.05%) ±144A	4.70	5-16-2044	900,958	917,635
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.61	12-27-2038	6,767,602	6,809,304
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	1,498,766	1,495,515

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) ±144A	3.07%	1-15-2026	$2,185,928	$2,196,964
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	3,969,865	3,915,413
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	4,166,843	4,141,644
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) ±144A	3.37	2-17-2032	2,865,158	2,927,546

Total Asset-Backed Securities (Cost $83,686,525)				83,543,689

Non-Agency Mortgage-Backed Securities : 4.56%
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	368,855	372,016
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	877,702	882,490
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	613,133	620,598
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,080,864	2,081,537
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,399,376	1,428,645
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	247,843	247,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3	3.14	6-15-2045	967,645	968,285
JPMorgan Mortgage Trust Series 2017-5 Class A1 ±±144A	3.18	10-26-2048	3,465,675	3,433,233
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	463,570	468,942
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) ±144A	2.96	10-25-2029	6,174,000	6,196,324
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) ±144A	3.06	10-27-2036	2,063,357	2,088,105
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) ±144A	2.91	1-25-2039	4,745,114	4,790,901
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) ±144A	2.81	7-25-2039	2,178,240	2,188,851
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) ±144A	2.66	3-26-2040	2,777,222	2,785,434
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) ±144A	2.56	7-25-2040	2,568,170	2,574,984

Total Non-Agency Mortgage-Backed Securities (Cost $31,444,761)				31,127,905

U.S. Treasury Securities : 37.70%
U.S. Treasury Note	0.75	9-30-2018	15,793,000	15,726,990
U.S. Treasury Note	0.88	6-15-2019	8,579,000	8,455,007
U.S. Treasury Note	0.88	9-15-2019	8,977,000	8,809,733
U.S. Treasury Note	1.00	11-30-2018	292,000	290,415
U.S. Treasury Note	1.13	1-31-2019	14,689,000	14,585,144
U.S. Treasury Note	1.25	12-31-2018	6,014,000	5,982,990
U.S. Treasury Note	1.25	3-31-2019	4,532,000	4,495,532
U.S. Treasury Note	1.25	6-30-2019	9,555,000	9,449,746
U.S. Treasury Note	1.38	7-31-2019	1,383,000	1,368,036
U.S. Treasury Note	1.38	9-30-2019	7,304,000	7,210,988
U.S. Treasury Note	1.38	2-15-2020	3,289,000	3,232,470
U.S. Treasury Note	1.38	9-30-2020	6,039,000	5,888,261
U.S. Treasury Note	1.50	10-31-2019	1,724,000	1,703,258
U.S. Treasury Note	1.50	4-15-2020	2,742,000	2,695,836
U.S. Treasury Note	1.50	5-15-2020	400,000	392,938
U.S. Treasury Note	1.50	8-15-2020	495,000	484,752
U.S. Treasury Note	1.63	3-31-2019	4,011,000	3,990,788
U.S. Treasury Note	1.63	10-15-2020	38,628,000	37,861,476
U.S. Treasury Note	1.75	11-30-2019	6,390,000	6,330,593
U.S. Treasury Note	1.75	11-15-2020	8,740,000	8,584,660
U.S. Treasury Note	1.88	12-15-2020	13,029,000	12,826,949
U.S. Treasury Note	2.25	3-31-2020	33,484,000	33,384,594
U.S. Treasury Note	2.38	4-30-2020	6,673,000	6,666,483
U.S. Treasury Note	2.50	5-31-2020	600,000	600,844
U.S. Treasury Note	2.63	5-15-2021	56,198,000	56,318,738

Total U.S. Treasury Securities (Cost $258,758,988)				257,337,221

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name		Yield	Shares	Value
Short-Term Investments : 1.71%

Investment Companies : 1.71%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67%	11,721,412	$11,721,412

Total Short-Term Investments (Cost $11,721,412)				11,721,412

Total investments in securities (Cost $697,284,994)	100.97%			689,255,979

Other assets and liabilities, net	(0.97)			(6,645,023)

Total net assets	100.00%			$682,610,956

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	534	9-28-2018	$113,083,858	$113,333,157	$249,299	$0

Short
5-Year U.S. Treasury Notes	(441)	9-28-2018	$(49,921,740)	$(50,225,765)	$0	$(304,025)
10-Year Ultra Futures	(131)	9-19-2018	(16,607,058)	(16,813,031)	0	(205,973)

					$249,299	$(509,998)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	12,155,202	665,197,203	665,630,993	11,721,412	$11,721,412	1.72%

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$305,525,752	$0	$305,525,752
Asset-backed securities	0	83,543,689	0	83,543,689
Non-agency mortgage-backed securities	0	31,127,905	0	31,127,905
U.S. Treasury securities	257,337,221	0	0	257,337,221
Short-term investments
Investment companies	11,721,412	0	0	11,721,412

	269,058,633	420,197,346	0	689,255,979

Futures contracts	249,299	0	0	249,299

Total assets	$269,307,932	$420,197,346	$0	$689,505,278

Liabilities
Futures contracts	$509,998	$0	$0	$509,998

Total liabilities	$509,998	$0	$0	$509,998

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2018, the Fund had segregated $525,000 as cash collateral for these open futures contracts.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 6.73%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$767,195	$768,080
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	563,777	554,801
FHLMC	3.00	2-15-2024	34,868	34,854
FHLMC (3 Year Treasury Constant Maturity +2.23%) ±	3.45	5-1-2026	34,110	33,979
FHLMC	3.50	10-15-2025	571,667	584,587
FHLMC	3.50	6-15-2038	336,238	337,650
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.59	7-1-2029	2,364	2,441
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.62	4-1-2038	292,691	308,083
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	2,583	2,606
FHLMC	4.00	5-1-2025	1,111,984	1,145,849
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	39,775	41,589
FHLMC	6.00	10-1-2021	157,570	162,863
FHLMC	9.00	8-1-2018	1	1
FHLMC	9.00	6-1-2019	4,491	4,505
FHLMC	9.00	10-1-2019	25,667	26,177
FHLMC	9.50	12-1-2022	9,076	9,167
FHLMC	10.50	8-1-2018	2,222	2,222
FHLMC	10.50	2-1-2019	120	121
FHLMC	10.50	4-1-2019	100	101
FHLMC	10.50	5-1-2019	65	66
FHLMC	10.50	6-1-2019	439	441
FHLMC	10.50	7-1-2019	193	194
FHLMC Series 2597 Series AE	5.50	4-15-2033	78,691	83,212
FHLMC Series 2631 Class LC	4.50	6-15-2018	1,357	1,356
FHLMC Series 2642 Class AR	4.50	7-15-2023	270,106	278,962
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,259	1,258
FHLMC Series 3266 Class D	5.00	1-15-2022	75,640	75,758
FHLMC Series 3609 Class LA	4.00	12-15-2024	52,536	52,751
FHLMC Series 3855 Class HL	3.50	2-15-2026	106,871	107,494
FHLMC Series 3920 Class AB	3.00	9-15-2025	395,660	397,917
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	2.07	9-25-2022	263,679	263,720
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.13	7-25-2020	1,485,000	1,485,925
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.21	10-25-2021	1,303,123	1,304,367
FHLMC Series T-42 Class A6	9.50	2-25-2042	335,341	401,039
FHLMC Series T-57 Class 2A1 ±±	3.75	7-25-2043	83,103	87,573
FHLMC Series T-59 Class 2A1 ±±	3.66	10-25-2043	959,329	955,706
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	2.69	8-1-2034	288,334	292,088
FNMA	3.02	11-1-2020	254,975	255,349
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	43,597	45,640
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.59	8-1-2036	1,494,637	1,578,007
FNMA (12 Month LIBOR +1.82%) ±	3.75	9-1-2040	950,510	999,031
FNMA (12 Month Treasury Average +2.35%) ±	3.78	10-1-2036	1,212,714	1,280,337
FNMA (12 Month Treasury Average +2.40%) ±	3.79	7-1-2036	1,064,654	1,125,706
FNMA	4.00	6-25-2026	585,720	613,792
FNMA	4.00	9-1-2026	1,641,234	1,687,554
FNMA	4.00	8-25-2037	442,396	449,650
FNMA	5.50	3-1-2023	535,634	558,069
FNMA	5.50	8-25-2034	254,295	254,615
FNMA	6.00	4-1-2021	73,266	75,022
FNMA	6.00	3-1-2033	503,663	558,825
FNMA	6.28	11-1-2018	48,684	48,592
FNMA	6.50	8-1-2031	244,642	274,710
FNMA	7.60	8-1-2018	176,910	176,833
FNMA	8.00	9-1-2023	1,161	1,168
FNMA	8.33	7-15-2020	3,898	3,988
FNMA	9.00	2-15-2020	211	219
FNMA	9.00	11-1-2024	44,547	47,793
FNMA	11.00	10-15-2020	2,922	2,964
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	561,363	657,726
FNMA Series 1989-29 Class Z	10.00	6-25-2019	14,751	15,155
FNMA Series 1989-63 Class Z	9.40	10-25-2019	2,684	2,757
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	38,466	44,275

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-41 Class PE	5.50%	5-25-2023	$348,320	$360,021
FNMA Series 2003-W11 Class A1 ±±	5.07	6-25-2033	12,239	12,763
FNMA Series 2003-W6 Class 6A ±±	3.94	8-25-2042	763,409	781,116
FNMA Series 2003-W6 Class PT4 ±±	8.17	10-25-2042	73,112	88,181
FNMA Series 2004-32 Class AY	4.00	5-25-2019	22,330	22,393
FNMA Series 2004-90 Class XY	4.00	9-25-2034	87,961	88,082
FNMA Series 2008-53 Class CA	5.00	7-25-2023	111,195	112,393
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	871,222	877,165
FNMA Series 2010-37 Class A1	5.41	5-25-2035	2,032,511	2,099,520
FNMA Series 2011-133 Class A	3.50	6-25-2029	340,345	343,017
FNMA Series 2011-17 Class ED	3.50	7-25-2025	30,895	30,885
FNMA Series 2011-39 Class CA	3.00	5-25-2024	63,708	63,645
FNMA Series G95-2 Class IO ±±	10.00	5-25-2020	7	0
GNMA	4.00	8-16-2023	5,163	5,159
GNMA	4.50	4-20-2035	130,511	133,830
GNMA	8.00	12-15-2023	15,484	16,743
GNMA	9.00	11-15-2024	5,815	6,080
GNMA Series 2012-19 Class A	1.83	3-16-2039	791,649	785,881
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.08	5-20-2067	906,367	906,606
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.08	8-20-2067	1,292,811	1,291,183

Total Agency Securities (Cost $28,466,623)				28,591,943

Asset-Backed Securities : 9.84%
Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	2,000,000	1,987,071
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	946,667	945,500
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	1,034,932	1,032,808
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	3,495,921	3,487,203
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	2,865,585	2,828,978
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	153,418	153,108
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.76	6-25-2026	1,350,832	1,356,764
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	3,498,125	3,479,360
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	1,490,000	1,483,064
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	4,155,000	4,137,007
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.01	2-25-2034	1,001,208	980,163
Hyundai Auto Receivables Trust Series 2016-A Class A3 144A	1.60	7-15-2019	203,636	203,513
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,240,625	1,234,571
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,083,582	1,078,263
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	47,776	47,750
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.74	6-27-2022	2,000,000	2,009,292
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,757,987
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	3,500,000	3,482,862
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.22	9-15-2026	1,934,615	1,931,060
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.48	3-25-2026	550,479	552,019
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.56	11-25-2027	411,296	413,041
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.18	10-25-2027	2,330,518	2,360,313
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,782,208
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,041,065	1,037,355
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	177,553	177,456
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	1,861,874	1,855,260

Total Asset-Backed Securities (Cost $41,968,697)				41,793,976

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 45.53%

Consumer Discretionary : 4.63%

Auto Components : 0.50%
ZF North America Capital Incorporated 144A	4.00%	4-29-2020	$2,110,000	$2,117,913

Hotels, Restaurants & Leisure : 0.64%
GLP Capital LP	4.88	11-1-2020	1,340,000	1,360,100
MGM Resorts International	5.25	3-31-2020	1,340,000	1,366,800

				2,726,900

Household Durables : 0.10%
Lennar Corporation	4.50	11-15-2019	445,000	448,894

Internet & Direct Marketing Retail : 0.18%
Amazon.com Incorporated 144A	1.90	8-21-2020	765,000	749,793

Media : 2.62%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,006,110
DIRECTV Holdings LLC	5.88	10-1-2019	1,680,000	1,745,251
Discovery Communications LLC	2.20	9-20-2019	1,275,000	1,262,153
NBCUniversal Enterprise Incorporated 144A	5.25	3-19-2021	1,655,000	1,688,100
TEGNA Incorporated	5.13	7-15-2020	1,340,000	1,350,050
Time Warner Cable Incorporated	4.88	3-15-2020	2,010,000	2,075,121

				11,126,785

Multiline Retail : 0.28%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,199,609

Specialty Retail : 0.31%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,303,250

Consumer Staples : 4.00%

Beverages : 0.70%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	3,000,000	2,971,462

Food Products : 2.38%
Campbell Soup Company	3.30	3-15-2021	2,380,000	2,366,931
General Mills Incorporated	3.20	4-16-2021	1,800,000	1,796,324
Hershey Company «	3.38	5-15-2023	2,950,000	2,965,383
Kraft Heinz Foods Company	2.00	7-2-2018	3,000,000	2,999,010

				10,127,648

Tobacco : 0.92%
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	1,785,000	1,748,985
Philip Morris International Incorporated	1.38	2-25-2019	2,165,000	2,150,198

				3,899,183

Energy : 1.56%

Oil, Gas & Consumable Fuels : 1.56%
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	845,699
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,980,341
Rockies Express Pipeline 144A	6.85	7-15-2018	1,500,000	1,505,625
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,210,000	1,306,374

				6,638,039

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 16.38%

Banks : 5.75%
Australia & New Zealand Banking Group Limited	2.25%	11-9-2020	$2,210,000	$2,162,516
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,956,324
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,229,433
Citizens Bank	2.20	5-26-2020	2,000,000	1,961,464
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,840,482
HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,110,026
JPMorgan Chase	1.65	9-23-2019	2,000,000	1,974,680
JPMorgan Chase Bank	2.75	6-23-2020	1,000,000	992,999
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,182,220
Regions Bank	2.25	9-14-2018	2,000,000	1,997,872
Santander Bank	2.70	5-24-2019	541,000	538,268
US Bank National Association	2.05	10-23-2020	2,540,000	2,486,703

				24,432,987

Capital Markets : 1.70%
Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	991,163
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,828,463
Morgan Stanley	2.20	12-7-2018	2,000,000	1,996,848
Morgan Stanley	2.45	2-1-2019	840,000	838,401
S&P Global Incorporated	2.50	8-15-2018	550,000	550,057

				7,204,932

Consumer Finance : 4.24%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,928,242
American Express Company	3.40	2-27-2023	1,120,000	1,113,151
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,961,281
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	511,300
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,827,509
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,336,515
General Motors Financial Company Incorporated	3.15	1-15-2020	3,000,000	3,001,824
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,989,564
Synchrony Financial	2.60	1-15-2019	1,335,000	1,332,806

				18,002,192

Insurance : 4.69%
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,879,979
Jackson National Life Insurance Company 144A	2.50	6-27-2022	5,000,000	4,832,641
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,790,292
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,991,720
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,096,645
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,431,618
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,537,863
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,387,787
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,969,432

				19,917,977

Health Care : 2.97%

Health Care Providers & Services : 1.49%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,216,362
CVS Health Corporation	3.13	3-9-2020	2,345,000	2,348,027
HCA Incorporated	6.50	2-15-2020	1,315,000	1,374,175
Tenet Healthcare Corporation	6.00	10-1-2020	1,340,000	1,383,550

				6,322,114

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 1.48%
Eli Lilly and Company	2.35%	5-15-2022	$3,000,000	$2,921,008
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,903,937
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,443,724

				6,268,669

Industrials : 3.34%

Aerospace & Defense : 1.67%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,094,576
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,514,258
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	3.15	6-15-2021	2,500,000	2,502,229

				7,111,063

Airlines : 0.59%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,001,272
Delta Air Lines Incorporated	4.75	11-7-2021	1,454,822	1,486,828

				2,488,100

Industrial Conglomerates : 0.70%
General Electric Company	2.50	3-28-2020	3,000,000	2,972,913

Professional Services : 0.12%
Equifax Incorporated	3.60	8-15-2021	500,000	501,139

Transportation Infrastructure : 0.26%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,090,837

Information Technology : 5.07%

IT Services : 0.56%
IBM Corporation	1.80	5-17-2019	2,405,000	2,387,777

Semiconductors & Semiconductor Equipment : 1.88%
Broadcom Corporation	2.65	1-15-2023	3,000,000	2,843,177
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,010,168
Maxim Integrated Product Incorporated	2.50	11-15-2018	570,000	569,367
Qualcomm Incorporated	1.85	5-20-2019	1,280,000	1,279,887
Qualcomm Incorporated	2.10	5-20-2020	1,280,000	1,276,542

				7,979,141

Software : 0.35%
Microsoft Corporation	2.40	2-6-2022	1,500,000	1,472,454

Technology Hardware, Storage & Peripherals : 2.28%
Apple Incorporated	2.00	11-13-2020	3,000,000	2,949,908
EMC Corporation	2.65	6-1-2020	4,340,000	4,236,271
Hewlett Packard Enterprise Company	3.60	10-15-2020	2,500,000	2,518,463

				9,704,642

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.59%

Paper & Forest Products : 0.59%
Georgia Pacific LLC 144A	2.54%	11-15-2019	$2,495,000	$2,482,658

Real Estate : 1.55%

Equity REITs : 1.08%
DDR Corporation	4.63	7-15-2022	2,355,000	2,429,620
Simon Property Group LP	2.20	2-1-2019	2,165,000	2,158,836

				4,588,456

Real Estate Management & Development : 0.47%
Washington Prime Group	3.85	4-1-2020	2,065,000	2,009,369

Telecommunication Services : 2.29%

Diversified Telecommunication Services : 1.93%
AT&T Incorporated	2.80	2-17-2021	1,910,000	1,886,402
AT&T Incorporated	5.00	3-1-2021	1,085,000	1,131,592
AT&T Incorporated	5.80	2-15-2019	783,000	799,278
Broadcom International Limited	2.38	1-15-2020	1,280,000	1,265,263
Verizon Communications Incorporated	4.60	4-1-2021	3,000,000	3,119,197

				8,201,732

Wireless Telecommunication Services : 0.36%
Sprint Spectrum LP 144A	3.36	3-20-2023	1,540,000	1,528,450

Utilities : 3.15%

Electric Utilities : 2.51%
Duke Energy Corporation	5.05	9-15-2019	3,000,000	3,076,517
Edison International	2.13	4-15-2020	1,200,000	1,178,746
Exelon Corporation	3.50	6-1-2022	1,895,000	1,877,355
Interstate Power & Light Company	5.88	9-15-2018	580,000	585,591
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,145,690
Oklahoma Gas & Electric Company	6.35	9-1-2018	1,792,000	1,807,219

				10,671,118

Multi-Utilities : 0.64%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,352,574
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,362,969

				2,715,543

Total Corporate Bonds and Notes (Cost $194,944,926)				193,363,739

Municipal Obligations : 5.25%

California : 0.72%

Miscellaneous Revenue : 0.72%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A	2.34	11-1-2018	1,380,000	1,379,821
Roman Catholic Diocese of Oakland CA	6.04	11-1-2019	1,635,000	1,676,300

				3,056,121

				3,056,121

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 0.70%

GO Revenue : 0.70%
Connecticut Series A	2.30%	1-15-2019	$3,000,000	$2,987,880

Georgia : 0.25%

Health Revenue : 0.25%
Medical Center Georgia Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project	4.88	8-1-2022	1,000,000	1,045,240

Illinois : 1.02%

Miscellaneous Revenue : 0.74%
Illinois	5.00	5-1-2019	3,070,000	3,128,698

Tax Revenue : 0.28%
Chicago IL	6.30	12-1-2021	1,125,000	1,190,486

				4,319,184

Michigan : 0.47%

Water & Sewer Revenue : 0.47%
Michigan Finance Authority Series D5	2.85	7-1-2019	2,000,000	2,000,820

New Jersey : 0.81%

Miscellaneous Revenue : 0.81%
New Jersey EDA Series B (AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,443,370

Oregon : 0.23%

GO Revenue : 0.23%
Portland OR Taxable Pension (m)(n)ø	2.14	6-1-2019	1,000,000	993,580

Pennsylvania : 0.20%

Miscellaneous Revenue : 0.20%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	865,502

Rhode Island : 0.30%

Industrial Development Revenue : 0.30%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	1,200,000	1,255,116

Wisconsin : 0.55%

Housing Revenue : 0.55%
Wisconsin Healthcare PFA (Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,330,660

Total Municipal Obligations (Cost $22,337,919)				22,297,473

Non-Agency Mortgage-Backed Securities : 18.54%
Barclays Commercial Mortgage Series 2018-A (1 Month LIBOR +0.70%) 144A±	2.62	2-15-2033	2,400,000	2,403,603
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	3.29	7-20-2026	2,030,000	2,030,528
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.97	10-15-2032	2,640,000	2,643,245
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,355,968	1,334,971
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,361,926

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.71%	7-15-2032	$2,850,000	$2,852,673
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.16	1-20-2028	2,440,000	2,435,144
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	125,208
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.77	7-15-2032	2,100,000	2,103,178
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.02	7-15-2030	1,894,843	1,889,714
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	2,374,676	2,376,645
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,300,000	2,310,030
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	1,803,254	1,779,679
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±	0.00	7-15-2027	647,337	11,907
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.21	6-19-2031	109,317	107,870
Crown Point Limited Series 2015-3A Class A1BR (3 Month LIBOR +0.91%) 144A±	3.26	12-31-2027	2,000,000	2,000,268
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.94	12-31-2023	398,976	398,406
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,946	731,208
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.06	9-25-2033	284,475	280,358
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 ††	1.00	2-25-2027	34,322	34,203
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.92	9-15-2034	2,150,000	2,152,653
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,710,000	2,785,809
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,988,545	1,989,393
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,019,892	1,975,500
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±±144A	8.00	9-19-2027	187,776	187,080
Hospitality Mortgage Trust Series 2017-HIT Class A (1 Month LIBOR +0.85%) 144A±	2.77	5-8-2030	650,000	650,807
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.58	8-9-2032	2,986,000	2,990,742
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.06	6-12-2047	935,020	919,493
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	649,444	651,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	3.37	8-15-2027	3,465,000	3,465,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	1,719,027	1,680,572
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,862,122
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	1,223,746	1,209,995
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.87	10-25-2032	3,891	3,886
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,607,012	2,608,311
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,555,837	1,517,040
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.15	1-15-2028	1,340,000	1,337,473
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	3.23	10-20-2027	1,500,000	1,499,546
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.23	5-21-2027	2,000,000	2,000,166
Palmer Square Loan Funding Limited Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	3.09	10-15-2025	2,039,872	2,040,037
Rait Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.87	6-15-2037	1,006,367	1,007,127
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.77	12-15-2037	1,393,671	1,393,669
ReadyCap Commercial Mortgage Trust Series 2017-FL1 Class A (1 Month LIBOR +0.85%) 144A±	2.81	5-25-2034	982,980	982,979
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	3.38	7-25-2026	1,755,000	1,755,423
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-11-2044	3,000,000	3,001,257
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.80	8-20-2030	1,775,000	1,776,098

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) %%144A±	2.58%	1-25-2046	$3,000,000	$2,987,935
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	810,057	819,701
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.12	8-25-2032	81,560	79,684
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.12	8-25-2032	86,727	83,234
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	14,558	14,514
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.46	1-22-2027	2,100,000	2,100,733

Total Non-Agency Mortgage-Backed Securities (Cost $79,176,845)				78,739,854

Yankee Corporate Bonds and Notes : 11.85%

Consumer Discretionary : 0.26%

Auto Components : 0.15%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	650,000	643,500

Automobiles : 0.11%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	445,000	446,113

Consumer Staples : 0.67%

Beverages : 0.67%
Suntory Holdings Limited 144A	2.55	6-28-2022	2,975,000	2,860,281

Financials : 9.45%

Banks : 8.51%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,479,375
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,241,055
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,477,348
BPCE SA	2.50	7-15-2019	755,000	750,659
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,721,137
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	2,940,517
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,887,770
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,098,711
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,953,714
Lloyds Bank plc	2.00	8-17-2018	1,000,000	999,046
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	2,973,452
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	2,978,400
Santander UK plc	2.50	3-14-2019	2,750,000	2,745,817
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	2,000,000	1,974,384
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,562,864
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,376,468

				36,160,717

Diversified Financial Services : 0.59%
UBS AG 144A	2.20	6-8-2020	1,275,000	1,250,971
UBS AG	2.38	8-14-2019	1,270,000	1,263,675

				2,514,646

Insurance : 0.35%
Sompo International Holdings Limited	4.70	10-15-2022	1,447,000	1,487,435

Health Care : 0.23%

Pharmaceuticals : 0.23%
Shire plc ADR	1.90	9-23-2019	1,010,000	995,480

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 0.44%

Transportation Infrastructure : 0.44%
Asciano Finance Limited 144A		4.63%	9-23-2020	$1,821,000	$1,854,239

Materials : 0.80%

Chemicals : 0.47%
Syngenta Finance NV 144A		3.93	4-23-2021	2,000,000	1,999,052

Metals & Mining : 0.33%
ArcelorMittal		5.75	3-1-2021	1,340,000	1,393,600

Total Yankee Corporate Bonds and Notes (Cost $51,034,940)					50,355,063

	Yield			Shares
Short-Term Investments : 3.43%

Commercial Paper : 1.18%
Baptist Memorial Health Care Corporation		2.45	6-20-2018	5,000,000	5,000,000

Investment Companies : 2.10%
Securities Lending Cash Investment LLC (l)(r)(u)		1.91		1,652,985	1,653,150
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.67		7,281,243	7,281,243

					8,934,393

				Principal
U.S. Treasury Securities : 0.15%
U.S. Treasury Bill (z)#		1.59	6-14-2018	$625,000	624,646

Total Short-Term Investments (Cost $14,559,006)					14,559,039

Total investments in securities (Cost $432,488,956)	101.17%				429,701,087
Other assets and liabilities, net	(1.17)				(4,973,119)

Total net assets	100.00%				$424,727,968

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

10

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Abbreviations:

ADR	American depositary receipt
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	736	9-28-2018	$156,193,939	$156,204,501	$10,562	$0
Short
5-Year U.S. Treasury Notes	(247)	9-28-2018	(28,086,206)	(28,130,984)	0	(44,778)

				$128,073,517	$10,562	$(44,778)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,127,387	2,110,059	1,584,461	1,652,985	$1,653,150
Wells Fargo Government Money Market Fund Select Class	30,383,096	140,882,551	163,984,404	7,281,243	7,281,243

					$8,934,393	2.10%

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$28,591,943	$0	$28,591,943
Asset-backed securities	0	41,793,976	0	41,793,976
Corporate bonds and notes	0	193,363,739	0	193,363,739
Municipal obligations	0	22,297,473	0	22,297,473
Non-agency mortgage-backed securities	0	78,739,854	0	78,739,854
Yankee corporate bonds and notes	0	50,355,063	0	50,355,063
Short-term investments
Investment companies	7,281,243	0	0	7,281,243
U.S. Treasury securities	624,646	0	0	624,646
Investments measured at net asset value*				1,653,150

	7,905,889	415,142,048	0	424,701,087

Futures contracts	10,562	0	0	10,562

Total assets	$7,916,451	$415,142,048	$0	$424,711,649

Liabilities
Futures contracts	$44,778	$0	$0	$44,778

Total liabilities	$44,778	$0	$0	$44,778

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,653,150 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 53.82%

Consumer Discretionary : 20.81%

Auto Components : 0.64%
American Axle & Manufacturing Incorporated	7.75%	11-15-2019	$4,080,000	$4,293,792
Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,725,290

				7,019,082

Diversified Consumer Services : 2.02%
Service Corporation International	5.38	1-15-2022	13,800,000	13,972,500
TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,142,000

				22,114,500

Hotels, Restaurants & Leisure : 2.57%
GLP Capital LP	4.88	11-1-2020	11,929,000	12,107,935
MGM Resorts International	5.25	3-31-2020	9,365,000	9,552,300
NCL Corporation Limited 144A	4.75	12-15-2021	6,382,000	6,382,000

				28,042,235

Household Durables : 2.29%
KB Home	4.75	5-15-2019	7,835,000	7,880,443
Lennar Corporation	4.50	6-15-2019	3,400,000	3,417,000
Lennar Corporation 144A	6.63	5-1-2020	2,485,000	2,593,719
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,172,863

				25,064,025

Internet & Direct Marketing Retail : 1.27%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,848,350

Media : 8.32%
Cable One Incorporated 144A	5.75	6-15-2022	10,268,000	10,460,525
CSC Holdings LLC	7.63	7-15-2018	8,945,000	8,989,725
DISH DBS Corporation	7.88	9-1-2019	11,065,000	11,463,340
LIN Television Corporation	5.88	11-15-2022	2,870,000	2,945,338
National CineMedia LLC	6.00	4-15-2022	10,175,000	10,327,625
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	11,535,000	11,837,794
Outfront Media Capital Corporation	5.25	2-15-2022	10,515,000	10,620,150
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,497,000
TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,189,435
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,538,788

				90,869,720

Specialty Retail : 2.78%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,387,315
Group 1 Automotive Incorporated	5.00	6-1-2022	7,855,000	7,874,638
Penske Auto Group Incorporated	3.75	8-15-2020	1,905,000	1,881,188
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,165,700

				30,308,841

Textiles, Apparel & Luxury Goods : 0.92%
The William Carter Company	5.25	8-15-2021	9,890,000	10,038,350

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 2.19%

Food Products : 1.27%
B&G Foods Incorporated	4.63%	6-1-2021	$14,070,000	$13,858,950

Personal Products : 0.92%
Edgewell Personal Care Company	4.70	5-19-2021	10,124,000	10,124,000

Energy : 4.71%

Oil, Gas & Consumable Fuels : 4.71%
DCP Midstream Operating LP	2.70	4-1-2019	9,700,000	9,651,500
DCP Midstream Operating LP 144A	5.35	3-15-2020	5,668,000	5,809,700
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,190,000	3,276,768
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	6,360,000	6,445,542
Sabine Pass Liquefaction LLC	5.63	2-1-2021	10,000,000	10,480,049
Southern Star Central Corporation 144A	5.13	7-15-2022	8,995,000	9,062,463
Targa Resources Partners LP	4.13	11-15-2019	6,720,000	6,736,800

				51,462,822

Financials : 4.45%

Banks : 0.48%
CIT Group Incorporated	3.88	2-19-2019	5,203,000	5,222,511

Consumer Finance : 3.08%
Ally Financial Incorporated	3.75	11-18-2019	17,160,000	17,181,450
Navient Corporation	5.50	1-15-2019	13,635,000	13,791,803
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,650,000

				33,623,253

Real Estate Management & Development : 0.89%
Realogy Group LLC 144A«	5.25	12-1-2021	9,645,000	9,717,338

Health Care : 4.62%

Health Care Providers & Services : 4.62%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,232,000
Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,634,180
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,919,794
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	395,000	405,540
HCA Incorporated	3.75	3-15-2019	4,030,000	4,050,150
HCA Incorporated	6.50	2-15-2020	4,120,000	4,305,400
Lifepoint Health Incorporated	5.50	12-1-2021	10,617,000	10,656,814
Select Medical Corporation	6.38	6-1-2021	5,345,000	5,418,494
Tenet Healthcare Corporation	6.00	10-1-2020	8,550,000	8,827,875

				50,450,247

Industrials : 5.47%

Aerospace & Defense : 2.05%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,228,233
Moog Incorporated 144A	5.25	12-1-2022	12,865,000	13,138,381

				22,366,614

Airlines : 1.00%
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	10,965,000

Commercial Services & Supplies : 1.03%
Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,264,969

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 0.13%
CNH Industrial Capital LLC	4.38%	11-6-2020	$1,425,000	$1,453,500

Trading Companies & Distributors : 1.26%
HD Supply Incorporated 144A	5.75	4-15-2024	10,620,000	11,137,725
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,573,659

				13,711,384

Information Technology : 3.32%

Electronic Equipment, Instruments & Components : 1.12%
Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,190,750

Software : 0.42%
Symantec Corporation	4.20	9-15-2020	4,635,000	4,639,978

Technology Hardware, Storage & Peripherals : 1.78%
EMC Corporation	2.65	6-1-2020	11,850,000	11,566,778
NCR Corporation	4.63	2-15-2021	7,925,000	7,845,750

				19,412,528

Materials : 2.79%

Chemicals : 0.29%
Huntsman International LLC	4.88	11-15-2020	3,175,000	3,242,469

Containers & Packaging : 1.50%
Ball Corporation	4.38	12-15-2020	10,425,000	10,601,912
Reynolds Group Holdings	5.75	10-15-2020	5,737,118	5,765,803

				16,367,715

Metals & Mining : 1.00%
Freeport-McMoRan Incorporated	3.10	3-15-2020	1,840,000	1,814,700
Steel Dynamics Incorporated	5.13	10-1-2021	8,963,000	9,101,927

				10,916,627

Real Estate : 2.64%

Equity REITs : 1.88%
CoreCivic Incorporated	4.13	4-1-2020	2,545,000	2,551,363
Equinix Incorporated	5.38	1-1-2022	14,195,000	14,603,106
Sabra Health Care REIT Incorporated	5.50	2-1-2021	3,249,000	3,325,108

				20,479,577

Real Estate Management & Development : 0.76%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,316,069

Telecommunication Services : 1.88%

Diversified Telecommunication Services : 0.10%
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,134,375

Wireless Telecommunication Services : 1.78%
Sprint Communications Incorporated 144A	9.00	11-15-2018	18,940,000	19,398,348

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 0.94%

Independent Power & Renewable Electricity Producers : 0.94%
NRG Energy Incorporated	6.25%	7-15-2022	$9,942,000	$10,240,260

Total Corporate Bonds and Notes (Cost $596,112,949)				587,864,387

Loans : 33.00%

Consumer Discretionary : 5.94%

Auto Components : 0.90%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.72	9-23-2022	7,515,033	7,555,764
Belron Finance US LLC (3 Month LIBOR +2.50%) ±	4.86	11-7-2024	2,294,250	2,301,890

				9,857,654

Household Products : 2.79%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±	4.46	1-28-2023	18,220,951	18,188,336
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.48	11-8-2023	12,230,188	12,287,547

				30,475,883

Media : 2.04%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.23	7-28-2025	10,421,250	10,371,749
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.42	1-25-2026	11,932,000	11,902,170

				22,273,919

Specialty Retail : 0.21%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.24	7-5-2024	2,353,175	2,309,053

Consumer Staples : 1.68%

Food Products : 1.68%
Pinnacle Foods Finance LLC (1 Month LIBOR +1.75%) ±	3.66	2-2-2024	7,262,591	7,294,837
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±	3.97	5-24-2024	11,091,188	11,093,184

				18,388,021

Financials : 2.10%

Diversified Financial Services : 2.10%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.05	10-6-2023	9,865,000	9,893,214
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	4.56	9-23-2024	13,097,246	13,097,246

				22,990,460

Health Care : 2.51%

Health Care Providers & Services : 1.47%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.73	3-18-2023	10,107,843	10,159,798
Select Medical Corporation (1 Month LIBOR +2.75%) ±	4.68	3-1-2021	5,885,550	5,910,093

				16,069,891

Health Care Technology : 0.54%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.73	3-1-2024	5,845,950	5,841,566

Pharmaceuticals : 0.50%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.25	4-29-2024	5,563,361	5,498,771

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 9.15%

Airlines : 0.72%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.73%	4-1-2024	$7,850,700	$7,870,327

Commercial Services & Supplies : 3.92%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.00	11-10-2023	12,546,745	12,574,976
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.72	3-28-2024	6,327,661	6,343,480
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.98	3-11-2025	6,344,100	6,350,063
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.56	3-11-2021	13,324,083	13,374,048
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	3.67	10-14-2021	4,187,303	4,201,498

				42,844,065

Communications Equipment : 3.25%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.99	4-30-2025	19,067,213	19,091,047
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.42	1-15-2026	16,465,000	16,410,666

				35,501,713

Machinery : 1.26%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.80	1-31-2024	6,263,896	6,279,555
RBS Global Incorporated (1 Month LIBOR +2.25%) ±	4.21	8-21-2024	7,400,000	7,426,936

				13,706,491

Information Technology : 3.50%

Communications Equipment : 0.56%
CommScope Incorporated (1 Month LIBOR +2.00%) ±	3.98	12-29-2022	6,123,917	6,136,655

Electronic Equipment, Instruments & Components : 0.60%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.99	9-7-2023	2,660,888	2,657,562
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	4.36	10-27-2021	3,904,935	3,910,909

				6,568,471

Internet Software & Services : 0.91%
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.23	1-19-2024	9,837,884	9,887,073

IT Services : 1.14%
First Data Corporation (1 Month LIBOR +2.00%) ±	3.97	7-8-2022	12,485,368	12,480,124

Semiconductors & Semiconductor Equipment : 0.29%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	3.74	4-26-2022	3,087,857	3,105,242

Materials : 3.96%

Chemicals : 2.01%
Ashland LLC (1 Month LIBOR +1.75%) ±	3.70	5-24-2024	5,701,913	5,714,742
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.98	3-31-2024	16,178,526	16,180,630

				21,895,372

Containers & Packaging : 1.95%
Berry Global Incorporated (1 Month LIBOR +1.75%) ±	3.73	2-8-2020	11,029,194	11,045,517
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.73	2-5-2023	10,257,343	10,274,472

				21,319,989

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 1.44%

Equity REITs : 1.44%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.75%	4-25-2023	$15,694,246	$15,683,417

Telecommunication Services : 2.72%

Diversified Telecommunication Services : 1.40%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.21	2-22-2024	15,258,850	15,267,395

Wireless Telecommunication Services : 1.32%
SBA Senior Finance III LLC (1 Month LIBOR +2.00%) ±	3.99	4-11-2025	14,437,500	14,413,389

Total Loans (Cost $361,272,862)				360,384,941

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.30	4-25-2024	28,118	25,051

Total Non-Agency Mortgage-Backed Securities (Cost $27,847)				25,051

Yankee Corporate Bonds and Notes : 8.55%

Consumer Discretionary : 2.89%

Auto Components : 0.45%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	4,960,000	4,910,400

Automobiles : 1.22%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,284,631

Hotels, Restaurants & Leisure : 1.22%
International Game Technology plc 144A	5.63	2-15-2020	13,120,000	13,349,600

Financials : 1.93%

Banks : 1.92%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	13,670,000	13,738,350
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,249,084

				20,987,434

Diversified Financial Services : 0.01%
Virgin Media Finance plc	5.25	1-15-2021	75,000	77,023

Health Care : 2.32%

Pharmaceuticals : 2.32%
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	13,458,000	13,147,877
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	11,695,000	12,177,419

				25,325,296

Information Technology : 0.46%

Communications Equipment : 0.29%
Nokia Corporation	5.38	5-15-2019	3,094,000	3,160,521

Semiconductors & Semiconductor Equipment : 0.17%
NXP BV/NXP Funding LLC 144A	4.13	6-15-2020	1,900,000	1,916,625

Materials : 0.95%

Metals & Mining : 0.95%
ArcelorMittal	5.75	3-1-2021	9,970,000	10,368,800

Total Yankee Corporate Bonds and Notes (Cost $94,795,775)				93,380,330

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.46%

Investment Companies : 3.46%
Securities Lending Cash Investment LLC (l)(r)(u)		1.91%	$443,056	$443,100
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.67	37,387,396	37,387,396
Total Short-Term Investments (Cost $37,830,496)				37,830,496

Total investments in securities (Cost $1,090,039,929)	98.83%			1,079,485,205

Other assets and liabilities, net	1.17			12,778,615

Total net assets	100.00%			$1,092,263,820

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	25,070,746	12,146,403	36,774,093	443,056	$443,100
Wells Fargo Government Money Market Fund Select Class	69,795,859	573,317,605	605,726,068	37,387,396	37,387,396

					$37,830,496	3.46%

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$587,864,387	$0	$587,864,387
Loans	0	351,796,333	8,588,608	360,384,941
Non-agency mortgage-backed securities	0	25,051	0	25,051
Yankee corporate bonds and notes	0	93,380,330	0	93,380,330
Short-term investments
Investment companies	37,387,396	0	0	37,387,396
Investments measured at net asset value*				443,100

Total assets	$37,387,396	$1,033,066,101	$8,588,608	$1,079,485,205

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $443,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 12.09%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$1,240,308	$1,220,561
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	2,301	2,394
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.37	11-1-2035	3,041,858	3,216,068
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.43	10-1-2038	1,048,465	1,108,274
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.46	3-1-2035	834,488	881,053
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.59	7-1-2029	2,364	2,441
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.62	4-1-2038	882,189	928,582
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.84	9-1-2038	1,520,992	1,601,645
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.92	5-1-2035	417,160	439,054
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	94,466	98,775
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.21	1-1-2029	38,963	39,095
FHLMC	4.50	2-1-2020	328,786	330,973
FHLMC	4.50	8-1-2020	189,872	191,297
FHLMC	4.50	1-1-2022	159,751	160,985
FHLMC	4.50	6-1-2024	1,353,656	1,401,942
FHLMC	4.50	9-1-2026	2,175,081	2,252,123
FHLMC	5.00	12-1-2019	424,879	431,318
FHLMC	5.50	8-1-2018	5,577	5,576
FHLMC	5.50	12-1-2022	597,286	619,593
FHLMC	5.50	12-1-2023	645,765	672,486
FHLMC	6.00	10-1-2021	777,889	803,327
FHLMC	6.00	10-1-2021	880,683	910,266
FHLMC	6.00	1-1-2024	626,587	652,583
FHLMC	7.00	6-1-2031	304,853	336,460
FHLMC	9.00	8-1-2018	1	1
FHLMC	9.00	10-1-2019	7,521	7,670
FHLMC	9.50	9-1-2020	23,530	23,689
FHLMC	9.50	12-1-2022	15,519	15,675
FHLMC	10.00	11-17-2021	5,494	5,512
FHLMC	10.50	5-1-2020	24,107	24,512
FHLMC Series 2611 Class HD	5.00	5-15-2023	703,290	731,229
FHLMC Series 2649 Class WL	4.00	7-15-2023	1,462,679	1,492,650
FHLMC Series 2704 Class BH	4.50	11-15-2023	489,433	504,071
FHLMC Series 2707 Class QE	4.50	11-15-2018	36,803	36,858
FHLMC Series 2843 Class BC	5.00	8-15-2019	62,742	62,953
FHLMC Series 2849 Class B	5.00	8-15-2019	139,037	139,903
FHLMC Series 2855 Class WN	4.00	9-15-2019	24,977	25,051
FHLMC Series 2864 Class NB	5.50	7-15-2033	45,849	45,842
FHLMC Series 2881 Class AE	5.00	8-15-2034	261,765	268,566
FHLMC Series 2896 Class CB	4.50	11-15-2019	121,535	121,820
FHLMC Series 2953 Class LD	5.00	12-15-2034	212,181	214,131
FHLMC Series 3166 Class AC	5.00	6-15-2021	2,183,911	2,216,015
FHLMC Series 3266 Class D	5.00	1-15-2022	175,052	175,325
FHLMC Series 3609 Class LA	4.00	12-15-2024	81,683	82,017
FHLMC Series 3772 Class HC	3.00	10-15-2018	24,574	24,572
FHLMC Series 3780 Class GX	3.50	9-15-2028	79,271	79,217
FHLMC Series 3821 Class LA	3.50	4-15-2025	233,433	234,821
FHLMC Series 3834 Class EA	3.50	6-15-2029	306,783	311,244
FHLMC Series 3842 Class CJ	2.00	9-15-2018	10,234	10,222
FHLMC Series 3871 Class YV	3.50	7-15-2024	48,843	48,794
FHLMC Series 3888 Class NA	2.25	1-15-2040	1,984,319	1,940,511
FHLMC Series 3898 Class NE	4.00	7-15-2040	242,125	241,961
FHLMC Series 4172 Class PB	1.50	7-15-2040	395,122	381,563
FHLMC Series 4318 Class LC	2.00	6-15-2038	565,962	557,161
FHLMC Series 4348 Class MH	3.00	6-15-2039	2,585,878	2,578,103
FHLMC Series K005 Class A2	4.32	11-25-2019	500,000	509,521
FHLMC Series KJ13 Class A1	2.06	9-25-2021	2,150,819	2,127,708
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.13	7-25-2020	4,515,000	4,517,813
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.21	10-25-2021	4,084,477	4,088,374
FHLMC Series T-42 Class A6	9.50	2-25-2042	644,887	771,230
FNMA	1.77	9-1-2019	1,083,531	1,072,527
FNMA	2.00	4-1-2023	4,256,405	4,190,771

1

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.48%	7-1-2020	$3,397,565	$3,389,768
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	2.86	1-1-2023	7,961	7,948
FNMA (6 Month LIBOR +1.39%) ±	3.09	10-1-2031	124,043	126,939
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	6-1-2034	928,883	983,823
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.22	12-1-2034	495,380	518,942
FNMA (6 Month LIBOR +1.50%) ±	3.32	9-1-2037	418,632	432,750
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.41	6-1-2032	99,929	103,757
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.42	11-1-2033	2,170,339	2,295,455
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	62,662	65,598
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.44	4-1-2038	2,269,443	2,395,192
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.48	11-1-2035	212,395	223,360
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.51	7-1-2038	1,627,928	1,719,173
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.51	2-1-2035	1,183,534	1,249,541
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.53	11-1-2032	605,308	636,680
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.56	5-1-2036	927,276	982,392
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.58	11-1-2034	1,156,623	1,230,705
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.59	8-1-2036	2,540,883	2,682,613
FNMA (12 Month Treasury Average +2.23%) ±	3.60	8-1-2045	726,296	764,064
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.60	5-1-2032	5,265	5,437
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.68	12-1-2040	139,041	145,796
FNMA (12 Month Treasury Average +2.33%) ±	3.71	5-1-2036	915,198	965,652
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.74	2-1-2036	2,126,941	2,228,343
FNMA (12 Month LIBOR +1.82%) ±	3.75	9-1-2040	2,851,531	2,997,094
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.95	2-1-2033	373,993	391,257
FNMA	4.00	3-1-2025	1,234,786	1,269,649
FNMA	4.00	9-1-2026	4,832,291	4,968,672
FNMA	4.50	6-1-2019	28,581	28,770
FNMA	4.50	1-1-2027	2,438,654	2,529,368
FNMA	5.00	5-1-2022	595,817	610,295
FNMA	5.00	6-1-2024	2,597,995	2,708,332
FNMA	5.23	7-1-2018	19,106	19,071
FNMA	5.29	6-1-2018	4,967	4,958
FNMA (6 Month LIBOR +2.86%) ±	5.38	4-1-2033	1,399	1,449
FNMA	6.00	4-1-2021	136,066	139,326
FNMA	6.00	1-1-2023	1,525,945	1,593,275
FNMA	6.50	8-1-2031	393,599	441,976
FNMA	8.33	7-15-2020	5,427	5,553
FNMA	9.00	2-15-2020	23,942	24,762
FNMA	9.00	10-15-2021	12,324	12,841
FNMA	9.00	6-1-2024	20,202	20,371
FNMA	9.50	12-1-2020	17,453	18,105
FNMA	9.50	3-1-2021	132	132
FNMA	10.25	9-1-2021	3,940	3,962
FNMA	10.50	8-1-2020	364	366
FNMA	10.50	4-1-2022	261	263
FNMA Series 1989-30 Class Z	9.50	6-25-2019	8,059	8,205
FNMA Series 1989-49 Class E	9.30	8-25-2019	177	178
FNMA Series 1990-111 Class Z	8.75	9-25-2020	2,605	2,726
FNMA Series 1990-119 Class J	9.00	10-25-2020	18,084	19,030
FNMA Series 1990-124 Class Z	9.00	10-25-2020	7,515	7,876
FNMA Series 1990-21 Class Z	9.00	3-25-2020	31,576	32,841
FNMA Series 1990-27 Class Z	9.00	3-25-2020	16,276	16,882
FNMA Series 1990-30 Class D	9.75	3-25-2020	4,349	4,546
FNMA Series 1990-77 Class D	9.00	6-25-2020	13,220	13,505
FNMA Series 1991-132 Class Z	8.00	10-25-2021	38,322	40,670
FNMA Series 1992-71 Class X	8.25	5-25-2022	22,027	23,789
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	366,939	414,746
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	667,501	765,014
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	591,910	701,910
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	717,595	825,965
FNMA Series 2002-W04 Class A6 ±±	4.13	5-25-2042	733,153	752,513
FNMA Series 2003-125 Class AY	4.00	12-25-2018	58,440	58,454
FNMA Series 2003-129 Class AP	4.00	1-25-2019	53	53
FNMA Series 2003-92 Class PE	4.50	9-25-2018	14,821	14,811
FNMA Series 2003-W11 Class A1 ±±	5.07	6-25-2033	31,554	32,905

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W3 Class 1A4 ±±	3.82%	8-25-2042	$36,030	$37,595
FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	2.31	2-25-2034	312,881	313,288
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	80,682	80,757
FNMA Series 2004-32 Class AY	4.00	5-25-2019	9,490	9,517
FNMA Series 2004-92 Class QY	4.50	8-25-2034	163,969	164,365
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	2.28	3-25-2037	402,438	402,373
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	2.61	9-25-2023	23,173	23,187
FNMA Series 2008-81 Class LK	5.00	9-25-2023	8,504	8,518
FNMA Series 2009-31 Class B	4.00	5-25-2024	2,347,428	2,356,485
FNMA Series 2009-76 Class HA	4.00	1-25-2019	11	11
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,026,736	1,018,888
FNMA Series 2010-153 Class AB	2.00	11-25-2018	35,647	35,577
FNMA Series 2010-153 Class BG	2.50	11-25-2018	34,878	34,818
FNMA Series 2010-25 Class ND	3.50	3-25-2025	57,886	58,079
FNMA Series 2010-37 Class A1	5.41	5-25-2035	6,122,882	6,324,745
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	303,802	301,831
FNMA Series 2010-89 Class DP	3.00	6-25-2038	2,480,271	2,489,137
FNMA Series 2011-122 Class A	3.00	12-25-2025	489,067	489,452
FNMA Series 2011-33 Class GA	3.50	10-25-2028	199,529	199,514
FNMA Series 2011-40 Class CA	3.50	12-25-2028	703,510	706,213
FNMA Series 2011-42 Class A	3.00	2-25-2024	181,504	181,374
FNMA Series 2012-72 Class QE	3.00	1-25-2038	522,159	521,520
FNMA Series 2012-94 Class E	3.00	6-25-2022	30,055	30,090
FNMA Series 2013-26 Class AK	2.50	11-25-2038	4,359,904	4,263,288
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,053,930	1,009,952
GNMA	7.00	6-15-2033	417,362	482,917
GNMA Series 2012-57 Class LG	1.50	3-16-2035	282,162	279,719
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.25	6-20-2061	2,205,698	2,206,952
GNMA Series 2017-H13 Class FJ (1 Month LIBOR + 0.20%) ±	2.08	5-20-2067	2,719,102	2,719,818
GNMA Series 2017-H16 Class FD (1 Month LIBOR + 0.20%) ±	2.08	8-20-2067	4,018,977	4,013,917

Total Agency Securities (Cost $123,996,517)				123,630,765

Asset-Backed Securities : 7.28%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	2.32	2-15-2021	1,300,000	1,301,430
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	1,000,000	996,305
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	2,117,792	2,106,226
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	8,359,507	8,252,718
Chrysler Capital Auto Receivables Trust Series 2015-BA Class A3 144A	1.91	3-16-2020	397,340	397,233
DLL Securitization Trust Series 2017-A Class A2 144A	1.89	7-15-2020	4,500,000	4,480,956
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.76	6-25-2026	4,082,713	4,100,639
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.96	12-25-2056	1,284,438	1,296,759
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	4,540,456	4,516,100
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,172,021	1,164,013
Finance of America Structured Series 2017-HB1 Class A 144A±±‡	2.32	11-25-2027	3,281,481	3,270,160
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	396,919	396,326
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	568,048	566,777
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,083,582	1,078,263
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	131,154	131,083
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.74	6-27-2022	6,000,000	6,027,875
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	2,790,000	2,776,338
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.22	9-15-2026	2,133,586	2,129,666
SLM Student Loan Trust Series 2004-1 Class A3 (3 Month LIBOR +0.21%) ±	2.57	4-25-2023	262,683	262,734
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	2.86	4-25-2024	756,585	758,172

3

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	2.46%	4-25-2027	$1,858,794	$1,856,620
SLM Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.11%) ±	2.47	7-25-2025	343,033	342,997
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.56	11-25-2027	2,335,337	2,345,247
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.51	5-26-2055	4,565,430	4,583,829
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	3.16	10-1-2024	5,876,572	5,909,305
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.48	2-25-2028	151,668	150,354
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.18	10-25-2027	7,097,425	7,188,162
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,123,849
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	214,143	213,380
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	189,515	189,368
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	515,447	515,166

Total Asset-Backed Securities (Cost $74,577,152)				74,428,050

Corporate Bonds and Notes : 39.04%

Consumer Discretionary : 4.83%

Auto Components : 0.36%
ZF North America Capital Incorporated 144A	4.00	4-29-2020	3,641,000	3,654,654

Hotels, Restaurants & Leisure : 0.92%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	3,660,000	3,714,900
MGM Resorts International	5.25	3-31-2020	3,660,000	3,733,200
Royal Caribbean Cruises Limited	2.65	11-28-2020	2,000,000	1,969,535

				9,417,635

Household Durables : 0.41%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	3,001,694
Lennar Corporation	4.50	11-15-2019	1,220,000	1,230,675

				4,232,369

Media : 3.14%
DIRECTV Holdings LLC	5.88	10-1-2019	4,902,000	5,092,394
Discovery Communications LLC	2.20	9-20-2019	3,725,000	3,687,467
NBCUniversal Enterprise Incorporated 144A	5.25	3-19-2021	6,000,000	6,120,000
TEGNA Incorporated	5.13	7-15-2020	3,660,000	3,687,450
Time Warner Cable Incorporated	4.88	3-15-2020	6,010,000	6,204,714
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,265,474

				32,057,499

Consumer Staples : 2.23%

Beverages : 0.59%
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	5,767,000	6,014,134

Food Products : 0.59%
Campbell Soup Company	3.30	3-15-2021	6,040,000	6,006,832

Tobacco : 1.05%
Altria Group Incorporated	9.70	11-10-2018	3,625,000	3,732,784
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	5,215,000	5,109,780
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,885,948

				10,728,512

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 2.09%

Oil, Gas & Consumable Fuels : 2.09%
Enable Midstream Partner LP	2.40%	5-15-2019	$7,465,000	$7,416,083
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	5,000,112
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,000,000
Rockies Express Pipeline 144A	6.85	7-15-2018	3,302,000	3,314,383
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,668,017

				21,398,595

Financials : 18.57%

Banks : 8.76%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,665,595
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,895,562
BB&T Corporation	2.15	2-1-2021	7,000,000	6,839,654
Citigroup Incorporated	2.45	1-10-2020	4,000,000	3,962,737
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,071,839
Discover Bank	2.60	11-13-2018	5,000,000	4,998,609
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,459,054
Huntington National Bank	2.38	3-10-2020	8,000,000	7,904,080
JPMorgan Chase Bank	1.45	9-21-2018	2,000,000	1,994,718
JPMorgan Chase Bank	2.75	6-23-2020	7,000,000	6,950,991
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,735,396
PNC Bank	2.45	11-5-2020	7,000,000	6,895,323
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,883,849
Regions Bank	2.25	9-14-2018	7,000,000	6,992,552
US Bank National Association	2.05	10-23-2020	7,460,000	7,303,465

				89,553,424

Capital Markets : 1.11%
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,974,049
Morgan Stanley	2.20	12-7-2018	4,000,000	3,993,696
Morgan Stanley	2.45	2-1-2019	1,960,000	1,956,269
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,450,149

				11,374,163

Consumer Finance : 5.20%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,660,401
American Express Credit Corporation	1.80	7-31-2018	8,000,000	7,991,925
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	985,709
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,909,656
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,958,826
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,455,240
Daimler Finance North America LLC 144A	2.30	2-12-2021	4,000,000	3,899,382
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	2,997,880
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,669,160
Hyundai Capital America Incorporated 144A	2.75	9-18-2020	4,000,000	3,931,422
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,948,355
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,947,548
Synchrony Financial	2.60	1-15-2019	3,815,000	3,808,732

				53,164,236

5

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.29%
WEA Finance LLC 144A	2.70%	9-17-2019	$2,975,000	$2,960,576

Insurance : 3.21%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,765,755
Jackson National Life Global Funding 144A	2.30	4-16-2019	3,251,000	3,246,494
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,095,447
Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,959,250
PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,036,847
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,359,030
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	6,770,316
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,597,883

				32,831,022

Health Care : 2.41%

Health Care Providers & Services : 1.83%
Anthem Incorporated	2.50	11-21-2020	5,040,000	4,963,937
CVS Health Corporation	3.13	3-9-2020	6,100,000	6,107,873
HCA Incorporated	6.50	2-15-2020	3,685,000	3,850,825
Tenet Healthcare Corporation	6.00	10-1-2020	3,660,000	3,778,950

				18,701,585

Pharmaceuticals : 0.58%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,899,733

Industrials : 2.13%

Aerospace & Defense : 0.58%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	5,923,018

Airlines : 0.58%
Delta Air Lines Incorporated	2.60	12-4-2020	3,000,000	2,948,523
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	3,003,815

				5,952,338

Machinery : 0.34%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,442,500

Road & Rail : 0.35%
ERAC USA Finance LLC 144A	2.35	10-15-2019	3,605,000	3,572,999

Transportation Infrastructure : 0.28%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,893,955

Information Technology : 2.05%

Semiconductors & Semiconductor Equipment : 0.73%
Qualcomm Incorporated	1.85	5-20-2019	3,720,000	3,719,672
Qualcomm Incorporated	2.10	5-20-2020	3,720,000	3,709,949

				7,429,621

Technology Hardware, Storage & Peripherals : 1.32%
EMC Corporation	2.65	6-1-2020	6,660,000	6,500,822
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,051,697

				13,552,519

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.75%

Paper & Forest Products : 0.75%
Georgia Pacific LLC 144A	2.54%	11-15-2019	$7,740,000	$7,701,712

Telecommunication Services : 2.65%

Diversified Telecommunication Services : 2.65%
AT&T Incorporated	5.00	3-1-2021	9,915,000	10,340,766
Broadcom International Limited	2.20	1-15-2021	7,000,000	6,792,896
Broadcom International Limited	2.38	1-15-2020	3,720,000	3,677,170
Verizon Communications Incorporated	4.60	4-1-2021	6,000,000	6,238,395

				27,049,227

Utilities : 1.33%

Electric Utilities : 0.62%
Duke Energy Florida LLC	2.10	12-15-2019	1,750,000	1,740,540
Interstate Power & Light Company	5.88	9-15-2018	1,675,000	1,691,148
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,931,707

				6,363,395

Multi-Utilities : 0.71%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,638,473
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,629,592

				7,268,065

Total Corporate Bonds and Notes (Cost $402,800,938)				399,144,318

Municipal Obligations : 2.80%

California : 0.35%

Miscellaneous Revenue : 0.35%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A	2.34	11-1-2018	3,620,000	3,619,529

Connecticut : 0.63%

GO Revenue : 0.63%
Connecticut Series A	2.30	1-15-2019	5,000,000	4,979,800
Connecticut Series A	5.46	3-1-2019	1,420,000	1,448,173

				6,427,973

Illinois : 0.55%

GO Revenue : 0.06%
Illinois	4.35	6-1-2018	598,000	598,000

Miscellaneous Revenue : 0.49%
Illinois	5.00	5-1-2019	4,930,000	5,024,262

				5,622,262

7

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 0.15%

Miscellaneous Revenue : 0.15%
Michigan Finance Authority Subordinated Bond Series C-2 (Municipal Government Guaranty Insured)	1.61%	11-1-2018	$1,000,000	$997,710
Michigan Finance Authority Subordinated Bond Series C-4 (Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	494,130

				1,491,840

New Jersey : 0.39%

Transportation Revenue : 0.39%
New Jersey TTFA Series B	1.76	12-15-2018	4,000,000	3,976,920

Wisconsin : 0.73%

Housing Revenue : 0.73%
Wisconsin Healthcare PFA (Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,499,503

Total Municipal Obligations (Cost $28,764,277)				28,638,027

Non-Agency Mortgage-Backed Securities : 18.02%
Acis CLO Limited Series 2013-1A Class A1 (3 Month LIBOR +0.87%) 144A±	3.23	4-18-2024	152,812	152,810
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	2,081,076	2,023,943
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	3.29	7-20-2026	5,970,000	5,971,552
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.97	10-15-2032	1,615,000	1,616,985
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	4,211,056	4,145,850
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.71	7-15-2032	5,500,000	5,505,158
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.16	1-20-2028	7,550,000	7,534,976
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	3.13	4-15-2027	7,000,000	6,989,766
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±±	6.13	12-10-2049	1,000,000	1,008,640
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	750,618
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,581,585
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.77	7-15-2032	6,150,000	6,159,306
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.02	7-15-2030	5,566,565	5,551,498
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	12,699	13,156
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	217,552	221,703
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	7,959,560
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,585,281	4,593,082
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	5,570,362	5,505,288
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.75	6-19-2031	151,537	151,391
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.21	6-19-2031	93,330	92,095
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.94	12-31-2023	1,145,448	1,143,810
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.26	12-31-2027	7,030,000	7,030,942
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,641,226	1,625,403
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.37	1-25-2022	16,501	16,431
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.06	9-25-2033	376,671	371,220
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	4,089,257	4,067,574
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	2,083,610	2,094,977

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75%	3-10-2044	$5,355,035	$5,548,757
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	48,066	48,032
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	621,235	614,558
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,652,639	1,616,318
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	43,188	43,028
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.46	10-22-2025	7,000,000	7,002,443
Housing Securities Incorporated Series 1992-8 Class E ±±	4.95	6-25-2024	39,253	39,679
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.06	6-12-2047	2,249,803	2,212,443
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	1,692,524	1,690,588
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	3.37	8-15-2027	10,000,000	10,000,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	115,000	114,703
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	5,686,979	5,626,215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A (1 Month LIBOR +1.50%) 144A±	3.42	10-15-2034	4,620,196	4,621,664
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	3,425,162	3,348,539
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	3,845,304	3,777,629
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.87	10-25-2032	7,781	7,772
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	2,005,992	2,005,523
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,698,808	2,700,153
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	1,705,160	1,672,672
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	5,834,390	5,688,899
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.15	1-15-2028	4,085,000	4,077,296
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.23	5-21-2027	6,300,000	6,300,523
Rait Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.87	6-15-2037	2,959,611	2,961,847
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	3.38	7-25-2026	5,245,000	5,246,264
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	3.10	11-25-2020	152,704	153,424
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.80	8-20-2030	5,200,000	5,203,217
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.35	10-25-2024	10,331	10,403
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±%%	2.58	1-25-2046	6,000,000	5,975,869
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,430,170	2,459,104
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	3.17	4-15-2027	7,000,000	6,993,252
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.12	8-25-2032	134,807	131,706
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.12	8-25-2032	126,374	121,284
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	278,050	277,222

Total Non-Agency Mortgage-Backed Securities (Cost $185,411,004)				184,170,345

Yankee Corporate Bonds and Notes : 18.15%

Consumer Discretionary : 0.83%

Automobiles : 0.12%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	1,220,000	1,223,050

9

Portfolio of investments — May 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.71%
British Sky Broadcasting Group plc 144A	9.50%	11-15-2018	$7,000,000	$7,208,285

Consumer Staples : 1.50%

Beverages : 0.08%
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	844,487

Tobacco : 1.42%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	7,025,000	7,023,326
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,494,900

				14,518,226

Financials : 12.95%

Banks : 9.27%
ABN AMRO Bank NV 144A	1.80	9-20-2019	7,000,000	6,895,469
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,148,144
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,438,125
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,016,431
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	2,996,781
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,314,541
BPCE SA	2.50	7-15-2019	2,245,000	2,232,091
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,163,411
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,808,872
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	4,897,843
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,907,670
Lloyds Bank plc	2.00	8-17-2018	8,000,000	7,992,368
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	5,000,000	4,935,960
Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,907,986
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,913,880
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,275,385

				94,844,957

Capital Markets : 0.96%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,938,077
Macquarie Group Limited 144A	6.00	1-14-2020	2,750,000	2,862,760

				9,800,837

Diversified Financial Services : 2.07%
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,934,740
GE Capital International Funding Company	2.34	11-15-2020	6,000,000	5,871,550
UBS AG 144A	2.20	6-8-2020	3,725,000	3,654,799
UBS AG	2.38	8-14-2019	3,730,000	3,711,423

				21,172,512

Insurance : 0.65%
Axis Specialty Finance plc	2.65	4-1-2019	6,641,000	6,629,441

Health Care : 1.04%

Pharmaceuticals : 1.04%
Shire plc ADR	1.90	9-23-2019	2,880,000	2,838,596
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	8,000,000	7,815,654

				10,654,250

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.86%

Chemicals : 0.49%
Syngenta Finance NV 144A	3.70%	4-24-2020	$5,000,000	$4,997,222

Metals & Mining : 0.37%
ArcelorMittal	5.75	3-1-2021	3,660,000	3,806,400

Telecommunication Services : 0.97%

Diversified Telecommunication Services : 0.97%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,872,570

Total Yankee Corporate Bonds and Notes (Cost $187,788,205)				185,572,237

	Yield		Shares
Short-Term Investments : 2.04%

Investment Companies : 1.85%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.67		18,934,798	18,934,798

			Principal
U.S. Treasury Securities : 0.19%
U.S. Treasury Bill (z)#	1.59	6-14-2018	$1,950,000	1,948,894

Total Short-Term Investments (Cost $20,883,590)				20,883,692

Total investments in securities (Cost $1,024,221,683)	99.42%			1,016,467,434

Other assets and liabilities, net	0.58			5,930,155

Total net assets	100.00%			$1,022,397,589

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

‡	Security is valued using significant unobservable inputs.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
CDO	Collateralized debt obligation
CLO	Collateralized loan obligation
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
TTFA	Transportation Trust Fund Authority

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,523)	9-28-2018	$(323,204,063)	$(323,232,955)	$0	$(28,891)
5-Year U.S. Treasury Notes	(109)	9-28-2018	$(12,394,318)	(12,414,078)	0	(19,760)

					$0	$(48,651)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	7,119,788	7,119,788	0	$0
Wells Fargo Government Money Market Fund Select Class	119,018,607	559,455,351	659,539,160	18,934,798	18,934,798

					$18,934,798	1.85%

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$123,630,765	$0	$123,630,765
Asset-backed securities	0	71,157,890	3,270,160	74,428,050
Corporate bonds and notes	0	399,144,318	0	399,144,318
Municipal obligations	0	28,638,027	0	28,638,027
Non-agency mortgage-backed securities	0	184,170,345	0	184,170,345
Yankee corporate bonds and notes	0	185,572,237	0	185,572,237
Short-term investments
Investment companies	18,934,798	0	0	18,934,798
U.S. Treasury securities	1,948,894	0	0	1,948,894

Total assets	$20,883,692	$992,313,582	$3,270,160	$1,016,467,434

Liabilities
Futures contracts	$48,651	$0	$0	$48,651

Total liabilities	$48,651	$0	$0	$48,651

Futures contracts are reported at their cumulative unrealized losses at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: July 26, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: July 26, 2018

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date: July 26, 2018